UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.4%
Financials - 23.6%
Capital Markets - 3.7%
Credit Suisse Group AG (a)	904,260	$22,069,703
Deutsche Bank AG (REG)	375,660	16,527,087
Macquarie Group Ltd.	765,127	28,662,437
UBS AG (a)	3,821,327	59,799,445

		127,058,672

Commercial Banks - 7.3%
Banco do Brasil SA	1,028,400	12,858,139
Bank of Montreal	225,700	13,809,291
HSBC Holdings PLC	7,253,110	76,859,498
KB Financial Group, Inc. (ADR)	234,960	8,435,064
Lloyds Banking Group PLC (a)	17,743,410	14,139,607
Mitsubishi UFJ Financial Group, Inc.	6,078,600	32,891,995
National Australia Bank Ltd.	945,911	24,880,366
National Bank of Canada	105,800	8,215,534
Royal Bank of Scotland Group PLC (a)	10,985	58,715
Societe Generale SA (a)	605,324	23,015,906
Sumitomo Mitsui Financial Group, Inc.	660,600	24,007,384
Westpac Banking Corp.	504,681	13,828,142

		252,999,641

Diversified Financial Services - 2.2%
IG Group Holdings PLC	4,272,320	31,443,196
ING Groep NV (a)	3,003,100	28,523,389
ORIX Corp.	141,010	15,928,269

		75,894,854

Insurance - 6.5%
Admiral Group PLC	2,420,119	46,099,742
Aegon NV	2,496,476	16,126,778
AIA Group Ltd.	12,748,400	50,564,429
Allianz SE	62,440	8,703,946
Aviva PLC	2,737,150	16,937,331
Lancashire Holdings Ltd.	1,448,940	18,448,323
Prudential PLC	3,538,190	50,480,573
Suncorp Group Ltd.	1,380,500	14,742,125

		222,103,247

Real Estate Investment Trusts (REITs) - 0.4%
Stockland	3,418,140	12,638,628

Real Estate Management & Development - 3.5%
Evergrande Real Estate Group Ltd.	12,312,000	6,944,687
Global Logistic Properties Ltd.	14,738,000	34,084,758
Hang Lung Group Ltd.	339,200	1,953,640
Hang Lung Properties Ltd.	15,027,000	60,474,886
Mitsubishi Estate Co., Ltd.	415,000	9,935,389
New World Development Co., Ltd.	4,271,031	6,773,041

		120,166,401

		810,861,443

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.8%
Auto Components - 1.8%
Cie Generale des Etablissements Michelin - Class B	130,070	$12,463,160
GKN PLC	3,636,380	13,719,268
Magna International, Inc. (Toronto) - Class A	294,830	14,725,198
NGK Spark Plug Co., Ltd.	271,000	3,610,078
Valeo SA	324,260	16,287,577

		60,805,281

Automobiles - 4.3%
Bayerische Motoren Werke AG	245,480	23,887,899
Honda Motor Co., Ltd.	379,700	14,062,046
Mazda Motor Corp. (a)	8,768,000	17,994,691
Nissan Motor Co., Ltd.	2,838,700	26,936,064
Renault SA	217,550	11,814,708
Toyota Motor Corp.	572,100	26,714,852
Volkswagen AG (Preference Shares)	119,850	27,499,448

		148,909,708

Distributors - 1.4%
Li & Fung Ltd.	26,200,000	47,415,752

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	648,500	10,949,277
Estacio Participacoes SA	353,800	7,209,053

		18,158,330

Hotels, Restaurants & Leisure - 2.6%
Melco Crown Entertainment Ltd. (ADR) (a)	441,100	7,428,124
Sands China Ltd.	8,252,400	36,948,038
Sodexo	466,514	39,419,787
Whitbread PLC	112,540	4,522,361

		88,318,310

Household Durables - 0.4%
MRV Engenharia e Participacoes SA	1,377,200	8,058,049
Sony Corp.	586,900	6,582,348

		14,640,397

Leisure Equipment & Products - 0.1%
Namco Bandai Holdings, Inc.	392,500	5,087,659

Media - 0.3%
Fairfax Media Ltd.	6,857,360	3,664,642
Informa PLC	911,530	6,719,837

		10,384,479

Multiline Retail - 0.9%
Don Quijote Co., Ltd.	558,200	20,533,851
Golden Eagle Retail Group Ltd.	4,196,000	10,461,656

		30,995,507

Specialty Retail - 2.2%
Belle International Holdings Ltd.	6,171,000	13,647,625
Fast Retailing Co., Ltd.	19,700	5,027,652
L’Occitane International SA	436,250	1,395,927

Company	Shares	U.S. $ Value
Nitori Holdings Co., Ltd.	398,550	$29,200,345
Shimamura Co., Ltd.	55,800	5,422,409
Yamada Denki Co., Ltd.	498,390	19,263,262

		73,957,220

Textiles, Apparel & Luxury Goods - 2.3%
Burberry Group PLC	536,360	10,781,624
Cie Financiere Richemont SA	543,089	42,630,045
LVMH Moet Hennessy Louis Vuitton SA	107,415	19,824,214
Samsonite International SA	1,675,100	3,515,344
Yue Yuen Industrial Holdings Ltd.	692,000	2,340,484

		79,091,711

		577,764,354

Industrials - 14.1%
Aerospace & Defense - 1.5%
European Aeronautic Defence and Space Co. NV	517,993	20,419,922
Saab AB	264,970	5,518,927
Safran SA	632,460	27,389,904

		53,328,753

Air Freight & Logistics - 0.5%
Kuehne & Nagel International AG	143,133	17,255,987

Airlines - 0.2%
Qantas Airways Ltd. (a)	4,219,950	6,608,072

Building Products - 0.5%
Asahi Glass Co., Ltd.	2,325,000	16,976,207

Commercial Services & Supplies - 1.0%
Aggreko PLC	243,230	6,941,433
Downer EDI Ltd. (a)	1,286,250	5,514,041
Edenred	283,060	8,754,568
Serco Group PLC	1,503,570	13,170,885

		34,380,927

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	1,979,300	22,878,370

Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd.	96,800	6,040,011
Keppel Corp., Ltd.	2,005,400	18,312,435

		24,352,446

Machinery - 1.3%
FANUC Corp.	142,300	26,474,838
IHI Corp.	1,741,000	4,514,594
Komatsu Ltd.	525,600	13,487,096

		44,476,528

Professional Services - 6.4%
Bureau Veritas SA	432,649	48,512,805
Capita PLC	5,600,399	69,203,569
Intertek Group PLC	1,504,020	76,399,238
SGS SA	11,430	25,386,741

		219,502,353

Company	Shares	U.S. $ Value
Road & Rail - 0.8%
DSV A/S	428,248	$11,079,810
East Japan Railway Co.	149,900	9,693,150
Tokyu Corp.	913,000	5,143,590

		25,916,550

Trading Companies & Distributors - 0.5%
Mitsubishi Corp.	600,600	11,563,323
Mitsui & Co., Ltd.	472,100	7,076,243

		18,639,566

		484,315,759

Consumer Staples - 12.0%
Beverages - 0.7%
Anheuser-Busch InBev NV	151,950	13,232,499
Asahi Group Holdings Ltd.	532,800	11,344,764

		24,577,263

Food & Staples Retailing - 3.7%
George Weston Ltd.	58,660	4,168,180
Jeronimo Martins SGPS SA	1,940,174	37,515,978
Koninklijke Ahold NV	1,481,580	19,866,512
Olam International Ltd.	29,395,273	37,759,023
Sugi Holdings Co., Ltd.	284,100	10,022,869
Tsuruha Holdings, Inc.	54,400	4,290,190
WM Morrison Supermarkets PLC	2,959,300	12,706,213

		126,328,965

Food Products - 1.9%
Nestle SA	270,230	17,630,736
Unilever PLC	1,254,250	48,753,837

		66,384,573

Household Products - 1.4%
Henkel AG & Co. KGaA	186,464	12,797,211
Reckitt Benckiser Group PLC	554,498	35,199,304

		47,996,515

Tobacco - 4.3%
British American Tobacco PLC	1,775,553	90,260,156
Imperial Tobacco Group PLC	598,380	23,200,116
Japan Tobacco, Inc.	1,258,700	35,557,471

		149,017,743

		414,305,059

Energy - 8.9%
Energy Equipment & Services - 2.8%
AMEC PLC	1,193,488	19,729,490
Saipem SpA	203,220	7,916,024
Seadrill Ltd.	629,355	23,186,634
Technip SA	404,830	46,812,911

		97,645,059

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 6.1%
BP PLC	9,513,050	$66,143,354
China Petroleum & Chemical Corp. - Class H	6,546,000	7,536,239
ENI SpA	960,550	23,531,093
Gazprom OAO (Sponsored ADR)	922,840	8,979,233
JX Holdings, Inc.	2,947,700	16,642,028
LUKOIL OAO (London) (Sponsored ADR)	101,910	6,878,925
Petroleo Brasileiro SA (Sponsored ADR)	553,270	10,678,111
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	1,484,939	51,111,881
Total SA	333,010	17,327,482

		208,828,346

		306,473,405

Health Care - 5.9%
Biotechnology - 0.5%
Actelion Ltd. (a)	385,720	18,457,021

Life Sciences Tools & Services - 0.9%
Eurofins Scientific	177,852	28,930,516

Pharmaceuticals - 4.5%
AstraZeneca PLC	1,083,500	51,346,744
GlaxoSmithKline PLC	1,597,900	34,789,967
Novartis AG	381,140	24,077,859
Roche Holding AG	224,040	45,296,660

		155,511,230

		202,898,767

Materials - 5.2%
Chemicals - 2.1%
Agrium, Inc. (Toronto)	66,928	6,670,596
Arkema SA	15,670	1,645,328
Denki Kagaku Kogyo KK	1,224,000	4,190,710
DIC Corp.	1,186,000	2,200,668
Filtrona PLC	2,754,188	24,769,827
Incitec Pivot Ltd.	1,285,382	4,382,349
Koninklijke DSM NV	426,378	25,985,884
Ube Industries Ltd./Japan	1,811,000	4,350,440

		74,195,802

Construction Materials - 0.3%
Boral Ltd.	993,089	4,556,731
Taiheiyo Cement Corp.	1,604,000	4,409,877

		8,966,608

Metals & Mining - 2.8%
Anglo American PLC	399,000	12,577,725
BHP Billiton PLC	498,430	17,581,359
Dowa Holdings Co., Ltd.	778,000	5,036,151
Goldcorp, Inc.	162,440	5,972,083
KGHM Polska Miedz SA	142,720	8,816,826
Rio Tinto PLC	545,820	31,835,288

Company	Shares	U.S. $ Value
Vale SA (Sponsored ADR) (Local Preference Shares)	690,690	$14,021,007

		95,840,439

		179,002,849

Information Technology - 4.5%
Computers & Peripherals - 0.5%
Fujitsu Ltd.	4,050,000	16,985,586

Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd.	1,585,000	4,906,078
LG Display Co., Ltd. (ADR)	766,820	11,103,554

		16,009,632

Internet Software & Services - 1.4%
Baidu, Inc. (Sponsored ADR) (a)	222,580	22,322,548
Telecity Group PLC	1,911,205	24,682,109

		47,004,657

Office Electronics - 0.6%
Canon, Inc.	262,500	10,174,429
Konica Minolta Holdings, Inc.	1,635,500	11,769,601

		21,944,030

Semiconductors & Semiconductor Equipment - 1.1%
Advanced Semiconductor Engineering, Inc. (ADR)	1,462,981	6,261,558
Samsung Electronics Co., Ltd. (GDR) (b)	18,600	7,589,418
Samsung Electronics Co., Ltd. (GDR) (London) (b)	25,600	18,375,788
Sumco Corp. (a)	643,500	6,329,743

		38,556,507

Software - 0.4%
Aveva Group PLC	257,999	9,258,391
Nintendo Co., Ltd.	45,400	4,847,689

		14,106,080

		154,606,492

Telecommunication Services - 3.3%
Diversified Telecommunication Services - 2.0%
Nippon Telegraph & Telephone Corp.	839,600	35,349,655
Telenor ASA	634,020	12,909,804
Vivendi SA	851,260	19,252,042

		67,511,501

Wireless Telecommunication Services - 1.3%
NTT DoCoMo, Inc.	10,094	14,550,705
Vodafone Group PLC	12,199,590	30,709,587

		45,260,292

		112,771,793

Utilities - 2.1%
Electric Utilities - 0.6%
EDP - Energias de Portugal SA	4,483,900	13,639,057

Company	Shares	U.S. $ Value
Electricite de France SA	425,660	$7,887,695

		21,526,752

Independent Power Producers & Energy Traders - 0.6%
APR Energy PLC	1,482,086	19,484,560

Multi-Utilities - 0.9%
E.ON SE	906,830	17,008,524
National Grid PLC	1,408,980	16,160,171

		33,168,695

		74,180,007

Total Common Stocks (cost $3,015,343,891)		3,317,179,928

WARRANTS - 1.9%
Financials - 1.1%
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	1,455,220	21,932,203
Consumer Finance - 0.5%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 2/21/17 (a)	937,215	3,559,168
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	1,061,060	14,613,130

		18,172,298

		40,104,501

Information Technology - 0.7%
IT Services - 0.5%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	753,704	17,211,358

Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	257,290	6,231,049

		23,442,407

Materials - 0.1%
Chemicals - 0.1%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	21,020	3,267,101

Total Warrants (cost $63,173,413)		66,814,009

RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd.(a) (cost $0)	9,200,720	9

U.S. $ Value
Total Investments - 98.3% (cost $3,078,517,304) (c)	$3,383,993,946
Other assets less liabilities - 1.7%	57,639,118

Net Assets - 100.0%	$3,441,633,064

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	178,787	NOK	1,025,325	1/15/13	$5,618,473
Barclays Bank PLC Wholesale	GBP	19,824	USD	32,112	4/17/13	(80,284)
BNP Paribas SA	AUD	98,675	USD	101,636	1/15/13	(741,421)
BNP Paribas SA	EUR	6,601	USD	8,397	1/15/13	(317,190)
BNP Paribas SA	GBP	78,104	USD	125,138	1/15/13	(1,734,097)
BNP Paribas SA	USD	171,298	SEK	1,140,984	1/15/13	4,103,273
BNP Paribas SA	USD	13,971	AUD	13,362	4/17/13	(199,276)
Canadian Imperial Bank of Commerce	GBP	113,317	USD	180,938	1/15/13	(3,133,489)
Credit Suisse London Branch (GFX)	AUD	8,048	USD	8,319	1/15/13	(30,629)
Credit Suisse London Branch (GFX)	JPY	2,040,430	USD	26,140	1/15/13	2,586,339
Credit Suisse London Branch (GFX)	USD	432,551	EUR	337,287	1/15/13	12,697,006
Credit Suisse London Branch (GFX)	CHF	96,962	USD	103,966	1/15/13	(2,067,605)
Credit Suisse London Branch (GFX)	HKD	1,445,548	USD	186,414	1/15/13	(97,170)
Deutsche Bank AG London	USD	179,132	AUD	176,907	1/15/13	4,413,966
HSBC BankUSA	HKD	65,071	USD	8,395	1/15/13	(547)
HSBC BankUSA	USD	25,392	HKD	196,781	1/15/13	(2,211)
Royal Bank of Canada	CAD	88,467	USD	90,192	1/15/13	1,276,436
Royal Bank of Canada	USD	17,557	CAD	17,515	1/15/13	46,655
Royal Bank of Scotland PLC	EUR	7,589	USD	9,786	1/15/13	(232,495)
Royal Bank of Scotland PLC	NOK	57,966	USD	10,050	1/15/13	(375,465)
Royal Bank of Scotland PLC	SEK	56,708	USD	8,344	1/15/13	(373,308)
Royal Bank of Scotland PLC	USD	9,430	CAD	9,381	1/15/13	(1,479)
Royal Bank of Scotland PLC	USD	9,663	SEK	64,351	4/17/13	209,433
Royal Bank of Scotland PLC	GBP	51,782	USD	83,835	1/15/13	(280,007)
Societe Generale	JPY	3,618,788	USD	44,280	1/15/13	2,506,905
Standard Chartered Bank	JPY	1,606,776	USD	19,212	4/17/13	650,590
State Street Bank & Trust Co.	CHF	21,307	USD	22,601	1/15/13	(699,711)
State Street Bank & Trust Co.	NOK	52,536	USD	9,131	1/15/13	(317,861)
State Street Bank & Trust Co.	USD	11,350	CAD	11,352	1/15/13	59,308

						$23,484,139

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $68,741,588 or 2.0% of net assets.
(c)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $473,430,923 and gross unrealized depreciation of investments was $(167,954,281), resulting in net unrealized appreciation of $305,476,642.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2012 (unaudited)

31.8%	United Kingdom
17.1%	Japan
10.3%	France
8.1%	Switzerland
7.0%	Hong Kong
3.5%	Australia
3.1%	Germany
2.7%	Netherlands
2.7%	Singapore
1.9%	Brazil
1.7%	India
1.6%	South Korea
1.6%	Canada
1.5%	Portugal
5.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Belgium, China, Denmark, Italy, Luxembourg, Norway, Poland, Russia, Sweden and Taiwan.

Sanford C. Bernstein Fund, Inc. - Tax-Managed International Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$43,318,028		$767,543,415		$	– 0	–	$810,861,443
Consumer Discretionary	48,369,701		529,394,653			– 0	–	577,764,354
Industrials	– 0	–	484,315,759			– 0	–	484,315,759
Consumer Staples	4,168,180		410,136,879			– 0	–	414,305,059
Energy	26,536,269		279,937,136			– 0	–	306,473,405
Health Care	– 0	–	202,898,767			– 0	–	202,898,767
Materials	26,663,686		152,339,163			– 0	–	179,002,849
Information Technology	39,687,660		114,918,832			– 0	–	154,606,492
Telecommunication Services	– 0	–	112,771,793			– 0	–	112,771,793
Utilities	– 0	–	74,180,007			– 0	–	74,180,007
Warrants	– 0	–	– 0	–		66,814,009		66,814,009
Rights	– 0	–	– 0	–		9		9

Total Investments in Securities	188,743,524		3,128,436,404	+		66,814,018		3,383,993,946
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	34,168,384			– 0	–	34,168,384
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(10,684,245)			– 0	–	(10,684,245)

Total^	$188,743,524		$3,151,920,543			$66,814,018		$3,407,478,085

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights			Total
Balance as of 9/30/12	$59,928,917		$	– 0	–	$59,928,917
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	2,644,654			9		2,644,663
Purchases	4,240,438			– 0	–	4,240,438
Sales	– 0	–		– 0	–	– 0	–
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/12	$66,814,009			$9		$66,814,018

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$2,644,654			$9		$2,644,663

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Warrants	$66,814,009	Indicative Market Quotations	Broker Quote	$3.80 - $155.43
Rights	$9	Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - International Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Financials - 23.8%
Capital Markets - 3.7%
Credit Suisse Group AG (a)	393,670	$9,608,055
Deutsche Bank AG (REG)	162,050	7,129,358
Macquarie Group Ltd.	330,780	12,391,356
UBS AG (a)	1,733,043	27,120,163

		56,248,932

Commercial Banks - 7.6%
Banco do Brasil SA	444,500	5,557,607
Bank of Montreal	97,310	5,953,842
HSBC Holdings PLC	3,269,830	34,649,618
KB Financial Group, Inc. (ADR)	130,720	4,692,848
Lloyds Banking Group PLC (a)	7,660,860	6,104,889
Mitsubishi UFJ Financial Group, Inc.	2,612,200	14,134,911
National Australia Bank Ltd.	445,591	11,720,412
National Bank of Canada	46,070	3,577,407
Societe Generale SA (a)	306,339	11,647,762
Sumitomo Mitsui Financial Group, Inc.	285,200	10,364,678
Westpac Banking Corp.	218,030	5,973,971

		114,377,945

Diversified Financial Services - 2.2%
IG Group Holdings PLC	1,876,047	13,807,232
ING Groep NV (a)	1,305,850	12,402,939
ORIX Corp.	59,070	6,672,455

		32,882,626

Insurance - 6.4%
Admiral Group PLC	1,017,383	19,379,664
Aegon NV	1,207,896	7,802,787
AIA Group Ltd.	5,504,200	21,831,503
Allianz SE	28,040	3,908,691
Aviva PLC	1,179,420	7,298,185
Lancashire Holdings Ltd.	630,810	8,031,655
Prudential PLC	1,539,880	21,969,997
Suncorp Group Ltd.	607,646	6,488,949

		96,711,431

Real Estate Investment Trusts (REITs) - 0.4%
Stockland	1,479,470	5,470,364

Real Estate Management & Development - 3.5%
Evergrande Real Estate Group Ltd.	5,318,000	2,999,662
Global Logistic Properties Ltd.	6,417,000	14,840,676
Hang Lung Group Ltd.	173,800	1,001,010
Hang Lung Properties Ltd.	6,665,000	26,822,727
Mitsubishi Estate Co., Ltd.	179,000	4,285,385
New World Development Co., Ltd.	1,842,500	2,921,854

		52,871,314

		358,562,612

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.6%
Auto Components - 1.7%
Cie Generale des Etablissements Michelin - Class B	55,140	$5,283,453
GKN PLC	1,553,390	5,860,601
Magna International, Inc. (Toronto) - Class A	129,290	6,457,351
NGK Spark Plug Co., Ltd.	112,000	1,491,988
Valeo SA	139,970	7,030,692

		26,124,085

Automobiles - 4.3%
Bayerische Motoren Werke AG	73,220	7,125,110
Honda Motor Co., Ltd.	204,800	7,584,690
Mazda Motor Corp. (a)	3,701,000	7,595,615
Nissan Motor Co., Ltd.	1,286,300	12,205,537
Renault SA	111,910	6,077,610
Toyota Motor Corp.	247,700	11,566,630
Volkswagen AG (Preference Shares)	52,000	11,931,342

		64,086,534

Distributors - 1.5%
Jardine Cycle & Carriage Ltd.	20,000	796,595
Li & Fung Ltd.	12,314,000	22,285,403

		23,081,998

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	269,000	4,541,797
Estacio Participacoes SA	149,900	3,054,373

		7,596,170

Hotels, Restaurants & Leisure - 2.5%
Melco Crown Entertainment Ltd. (ADR) (a)	144,980	2,441,463
Sands China Ltd.	3,598,800	16,112,719
Sodexo	201,366	17,015,148
Whitbread PLC	48,600	1,952,966

		37,522,296

Household Durables - 0.4%
MRV Engenharia e Participacoes SA	585,600	3,426,368
Sony Corp.	251,600	2,821,807

		6,248,175

Leisure Equipment & Products - 0.2%
Namco Bandai Holdings, Inc.	171,800	2,226,904

Media - 0.3%
Fairfax Media Ltd.	3,019,940	1,613,886
Informa PLC	386,710	2,850,842

		4,464,728

Multiline Retail - 0.9%
Don Quijote Co., Ltd.	241,300	8,876,421
Golden Eagle Retail Group Ltd.	1,654,000	4,123,827

		13,000,248

Company	Shares	U.S. $ Value
Specialty Retail - 2.1%
Belle International Holdings Ltd.	2,686,000	$5,940,289
Fast Retailing Co., Ltd.	8,500	2,169,291
L’Occitane International SA	178,750	571,970
Nitori Holdings Co., Ltd.	169,600	12,425,991
Shimamura Co., Ltd.	28,900	2,808,380
Yamada Denki Co., Ltd.	216,910	8,383,784

		32,299,705

Textiles, Apparel & Luxury Goods - 2.2%
Burberry Group PLC	232,740	4,678,416
Cie Financiere Richemont SA	237,565	18,647,784
LVMH Moet Hennessy Louis Vuitton SA	45,599	8,415,625
Samsonite International SA	721,400	1,513,921

		33,255,746

		249,906,589

Industrials - 13.8%
Aerospace & Defense - 1.5%
European Aeronautic Defence and Space Co. NV	224,617	8,854,679
Saab AB	112,870	2,350,913
Safran SA	270,700	11,723,187

		22,928,779

Air Freight & Logistics - 0.5%
Kuehne & Nagel International AG	62,295	7,510,230

Airlines - 0.2%
Qantas Airways Ltd. (a)	1,823,380	2,855,254

Building Products - 0.6%
Asahi Glass Co., Ltd.	1,235,000	9,017,469

Commercial Services & Supplies - 0.9%
Aggreko PLC	105,170	3,001,400
Edenred	136,803	4,231,086
Serco Group PLC	655,812	5,744,744

		12,977,230

Electrical Equipment - 0.7%
Sumitomo Electric Industries Ltd.	855,600	9,889,725

Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd.	40,800	2,545,789
Keppel Corp., Ltd.	873,600	7,977,333

		10,523,122

Machinery - 1.3%
FANUC Corp.	62,200	11,572,277
IHI Corp.	865,000	2,243,035
Komatsu Ltd.	229,600	5,891,623

		19,706,935

Professional Services - 6.4%
Bureau Veritas SA	188,370	21,121,873
Capita PLC	2,513,163	31,054,903
Intertek Group PLC	649,946	33,015,106

Company	Shares	U.S. $ Value
SGS SA	4,980	$11,060,889

		96,252,771

Road & Rail - 0.4%
DSV A/S	159,278	4,120,907
East Japan Railway Co.	42,000	2,715,892

		6,836,799

Trading Companies & Distributors - 0.6%
Mitsubishi Corp.	251,100	4,834,416
Mitsui & Co., Ltd.	295,700	4,432,207

		9,266,623

		207,764,937

Consumer Staples - 12.6%
Beverages - 0.7%
Anheuser-Busch InBev NV	65,660	5,717,972
Asahi Group Holdings Ltd.	230,100	4,899,456

		10,617,428

Food & Staples Retailing - 4.0%
George Weston Ltd.	78,330	5,565,863
Jeronimo Martins SGPS SA	947,616	18,323,481
Koninklijke Ahold NV	640,910	8,593,965
Olam International Ltd.	12,744,746	16,370,971
Sugi Holdings Co., Ltd.	122,000	4,304,083
Tsuruha Holdings, Inc.	23,700	1,869,072
WM Morrison Supermarkets PLC	1,265,240	5,432,504

		60,459,939

Food Products - 1.9%
Nestle SA	115,010	7,503,649
Unilever PLC	541,967	21,066,749

		28,570,398

Household Products - 1.6%
Henkel AG & Co. KGaA	102,722	7,049,914
Reckitt Benckiser Group PLC	264,069	16,762,991

		23,812,905

Tobacco - 4.4%
British American Tobacco PLC	799,595	40,647,375
Imperial Tobacco Group PLC	258,510	10,022,832
Japan Tobacco, Inc.	548,000	15,480,650

		66,150,857

		189,611,527

Energy - 8.8%
Energy Equipment & Services - 2.8%
AMEC PLC	573,607	9,482,269
Saipem SpA	87,050	3,390,857
Seadrill Ltd.	271,040	9,985,628
Technip SA	174,750	20,207,386

		43,066,140

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 6.0%
BP PLC	4,144,950	$28,819,453
China Petroleum & Chemical Corp. - Class H	2,684,000	3,090,019
ENI SpA	455,010	11,146,616
Gazprom OAO (Sponsored ADR)	392,870	3,822,625
JX Holdings, Inc.	1,145,000	6,464,404
LUKOIL OAO (London) (Sponsored ADR)	42,220	2,849,850
Petroleo Brasileiro SA (Sponsored ADR)	237,450	4,582,785
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	642,568	22,117,312
Total SA	145,080	7,548,936

		90,442,000

		133,508,140

Health Care - 5.8%
Biotechnology - 0.5%
Actelion Ltd. (a)	166,450	7,964,770

Life Sciences Tools & Services - 0.8%
Eurofins Scientific	76,664	12,470,644

Pharmaceuticals - 4.5%
AstraZeneca PLC	466,770	22,120,092
GlaxoSmithKline PLC	690,890	15,042,268
Novartis AG	164,800	10,410,955
Roche Holding AG	96,870	19,585,286

		67,158,601

		87,594,015

Materials - 5.3%
Chemicals - 2.1%
Agrium, Inc. (Toronto)	29,270	2,917,290
Arkema SA	6,857	719,975
DIC Corp.	591,000	1,096,623
Filtrona PLC	1,164,664	10,474,422
Incitec Pivot Ltd.	444,476	1,515,385
Koninklijke DSM NV	184,297	11,232,100
Teijin Ltd.	1,104,000	2,749,347
Ube Industries Ltd./Japan	533,000	1,280,389

		31,985,531

Construction Materials - 0.3%
Boral Ltd.	424,573	1,948,128
Taiheiyo Cement Corp.	921,000	2,532,105

		4,480,233

Metals & Mining - 2.9%
Anglo American PLC	172,410	5,434,901
BHP Billiton PLC	217,700	7,679,036
Dowa Holdings Co., Ltd.	357,000	2,310,933
Goldcorp, Inc.	55,030	2,023,170
KGHM Polska Miedz SA	58,060	3,586,778
Rio Tinto PLC	233,400	13,613,199

Company	Shares	U.S. $ Value
Vale SA (Sponsored ADR) (Local Preference Shares)	435,920	$8,849,176

		43,497,193

		79,962,957

Information Technology - 4.8%
Computers & Peripherals - 0.5%
Fujitsu Ltd.	1,732,000	7,263,959

Electronic Equipment, Instruments & Components - 0.6%
AU Optronics Corp. (Sponsored ADR) (a)	455,230	2,048,535
Hon Hai Precision Industry Co., Ltd.	671,000	2,076,958
LG Display Co., Ltd. (ADR)	325,200	4,708,896

		8,834,389

Internet Software & Services - 1.3%
Baidu, Inc. (Sponsored ADR) (a)	96,080	9,635,863
Telecity Group PLC	820,235	10,592,861

		20,228,724

Office Electronics - 0.6%
Canon, Inc.	113,300	4,391,477
Konica Minolta Holdings, Inc.	785,000	5,649,121

		10,040,598

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Semiconductor Engineering, Inc. (ADR)	608,491	2,604,341
Samsung Electronics Co., Ltd. (GDR) (b)	6,110	2,493,083
Samsung Electronics Co., Ltd. (GDR) (London) (b)	12,270	8,807,458
Sumco Corp. (a)	172,300	1,694,817
Tokyo Electron Ltd.	110,300	5,087,172

		20,686,871

Software - 0.4%
Aveva Group PLC	120,187	4,312,956
Nintendo Co., Ltd.	19,200	2,050,124

		6,363,080

		73,417,621

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 1.7%
Nippon Telegraph & Telephone Corp.	337,600	14,213,963
Telenor ASA	279,590	5,692,962
Vivendi SA	263,655	5,962,805

		25,869,730

Wireless Telecommunication Services - 1.4%
NTT DoCoMo, Inc.	4,315	6,220,160
Vodafone Group PLC	5,813,625	14,634,428

		20,854,588

		46,724,318

Company	Shares	U.S. $ Value
Utilities - 2.3%
Electric Utilities - 0.7%
EDP - Energias de Portugal SA	1,908,610	$5,805,580
Electricite de France SA	230,870	4,278,138

		10,083,718

Independent Power Producers & Energy Traders - 0.6%
APR Energy PLC	741,865	9,753,087

Multi-Utilities - 1.0%
E.ON SE	404,590	7,588,499
National Grid PLC	614,530	7,048,297

		14,636,796

		34,473,601

Total Common Stocks (cost $1,347,376,105)		1,461,526,317

WARRANTS - 1.9%
Financials - 1.1%
Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(b)	631,850	9,522,864

Consumer Finance - 0.5%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 2/21/17 (a)	410,356	1,558,368
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	453,130	6,240,597

		7,798,965

		17,321,829

Information Technology - 0.7%
IT Services - 0.5%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	320,010	7,307,653

Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(b)	109,240	2,645,574

		9,953,227

Materials - 0.1%
Chemicals - 0.1%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	9,260	1,439,265

Total Warrants (cost $27,182,176)		28,714,321

RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd. (a) (cost $0)	3,989,105	4

U.S. $ Value
Total Investments - 98.8% (cost $1,374,558,281) (c)	$1,490,240,642
Other assets less liabilities - 1.2%	17,692,052

Net Assets - 100.0%	$1,507,932,694

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	59,509	USD	95,774	3/15/13	$(873,637)
Barclays Bank PLC Wholesale	HKD	547,873	USD	70,699	3/15/13	(3,710)
BNP Paribas SA	USD	9,850	AUD	9,399	3/15/13	(140,930)
Brown Brothers Harriman & Co.	USD	37,416	EUR	28,923	3/15/13	785,079
Canadian Imperial Bank of Commerce	GBP	50,107	USD	79,991	3/15/13	(1,387,225)
Credit Suisse London Branch (GFX)	JPY	1,695,189	USD	20,628	3/15/13	1,050,389
Credit Suisse London Branch (GFX)	USD	144,919	EUR	113,225	3/15/13	4,626,525
HSBC BankUSA	USD	69,616	NOK	396,255	3/15/13	1,495,659
Royal Bank of Canada	CAD	24,403	USD	24,658	3/15/13	162,080
Royal Bank of Canada	GBP	3,010	USD	4,810	3/15/13	(78,748)
Standard Chartered Bank	CHF	40,476	USD	43,428	3/15/13	(884,046)
Standard Chartered Bank	JPY	1,614,770	USD	19,576	3/15/13	927,182
Standard Chartered Bank	USD	72,147	SEK	483,626	3/15/13	2,100,214
State Street Bank & Trust Co.	CHF	7,957	USD	8,448	3/15/13	(262,758)
Westpac Banking Corp.	USD	28,459	AUD	27,308	3/15/13	(249,299)

						$7,266,775

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $29,709,576 or 2.0% of net assets.
(c)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $184,990,920 and gross unrealized depreciation of investments was $(69,308,559), resulting in net unrealized appreciation of $115,682,361.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound

HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN*

December 31, 2012 (unaudited)

31.8%	United Kingdom
17.2%	Japan
10.2%	France
8.0%	Switzerland
6.9%	Hong Kong
3.4%	Australia
3.0%	Germany
2.7%	Netherlands
2.7%	Singapore
2.0%	Brazil
1.8%	Canada
1.7%	South Korea
1.7%	India
1.6	Portugal
5.3%	Other

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Belgium, China, Denmark, Italy, Luxembourg, Norway, Poland, Russia, Sweden and Taiwan.

Sanford C. Bernstein Fund, Inc. - International Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$19,781,704		$338,780,908		$	– 0	–	$358,562,612
Consumer Discretionary	19,921,352		229,985,237			– 0	–	249,906,589
Industrials	– 0	–	207,764,937			– 0	–	207,764,937
Consumer Staples	5,565,863		184,045,664			– 0	–	189,611,527
Energy	11,255,260		122,252,880			– 0	–	133,508,140
Health Care	– 0	–	87,594,015			– 0	–	87,594,015
Materials	13,789,636		66,173,321			– 0	–	79,962,957
Information Technology	18,997,635		54,419,986			– 0	–	73,417,621
Telecommunication Services	– 0	–	46,724,318			– 0	–	46,724,318
Utilities	– 0	–	34,473,601			– 0	–	34,473,601
Warrants	– 0	–	– 0	–		28,714,321		28,714,321
Rights	– 0	–	– 0	–		4		4

Total Investments in Securities	89,311,450		1,372,214,867	+		28,714,325		1,490,240,642
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	11,147,128			– 0	–	11,147,128
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,880,353)			– 0	–	(3,880,353)

Total^	$89,311,450		$1,379,481,642			$28,714,325		$1,497,507,417

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights			Total
Balance as of 9/30/12	$25,650,404		$	– 0	–	$25,650,404
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	1,135,446			4		1,135,450
Purchases	1,928,471			– 0	–	1,928,471
Sales	– 0	–		– 0	–	– 0	–
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/12	$28,714,321			$4		$28,714,325

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$1,135,446			$4		$1,135,450

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Warrants	$28,714,321	Indicative Market Quotations	Broker Quote	$3.80 - $155.43
Rights	$4	Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.8%
Financials - 25.6%
Commercial Banks - 16.0%
Banco do Brasil SA	1,942,900	$24,292,181
Banco do Estado do Rio Grande do Sul SA (Preference Shares)	322,300	2,441,452
Banco Santander Brasil SA/Brazil (ADR)	824,250	5,992,297
Banco Santander Chile (ADR)	101,796	2,900,168
Bangkok Bank PCL (NVDR)	372,100	2,392,363
Bank Mandiri Persero Tbk PT	193,500	163,452
Bank Negara Indonesia Persero Tbk PT	19,003,431	7,324,135
Bank of Baroda	231,722	3,692,109
Bank of India	482,700	3,055,813
Bank Rakyat Indonesia Persero Tbk PT	7,984,000	5,790,428
Canara Bank	353,664	3,228,297
China Construction Bank Corp.-Class H	8,063,400	6,589,507
Credicorp Ltd.	90,270	13,229,971
DGB Financial Group, Inc.	327,690	4,470,613
First Gulf Bank PJSC	903,290	2,889,643
Grupo Financiero Banorte SAB de CV-Class O	1,718,043	11,094,052
Grupo Financiero Santander Mexico SAB de CV (ADR) (a)	524,895	8,492,801
Hana Financial Group, Inc.	191,700	6,266,873
HDFC Bank Ltd.	781,690	9,738,085
Industrial & Commercial Bank of China Ltd.-Class H	13,768,000	9,937,416
Itausa - Investimentos Itau SA (Preference Shares)	1,905,372	9,017,365
KB Financial Group, Inc.	272,237	9,724,000
Komercni Banka AS	18,001	3,805,357
Punjab National Bank	367,611	5,908,282
Sberbank of Russia (Sponsored ADR)	1,341,343	16,847,268
State Bank of India	77,700	3,429,145
Turkiye Halk Bankasi AS	1,012,755	9,983,386
Union Bank of India	941,094	4,760,648

		197,457,107

Consumer Finance - 1.2%
Muthoot Finance Ltd.	725,631	2,742,803
Shriram Transport Finance Co., Ltd.	892,010	12,311,981

		15,054,784

Insurance - 1.4%
AIA Group Ltd.	4,309,400	17,092,526

Real Estate Management & Development - 5.6%
BR Malls Participacoes SA	355,958	4,697,429
China Overseas Land & Investment Ltd.	2,530,000	7,692,283
Country Garden Holdings Co., Ltd. (a)	11,872,000	6,342,751
Evergrande Real Estate Group Ltd.	17,895,000	10,093,825
Global Logistic Properties Ltd.	2,573,000	5,950,609
Hang Lung Properties Ltd.	4,940,000	19,880,611
KWG Property Holding Ltd.	4,373,800	3,358,432
LPN Development PCL	2,766,600	1,618,900
LPS Brasil Consultoria de Imoveis SA	140,800	2,599,385
Macquarie Mexico Real Estate Management SA de CV (a)(b)	1,603,440	3,175,546
Shimao Property Holdings Ltd.	1,341,500	2,600,262

Company	Shares	U.S. $ Value
Supalai PCL	2,651,400	$1,534,154

		69,544,187

Thrifts & Mortgage Finance - 1.4%
Housing Development Finance Corp.	1,165,525	17,787,232

		316,935,836

Information Technology - 17.8%
Computers & Peripherals - 1.0%
Lite-On Technology Corp.	2,897,944	3,867,771
Wistron Corp.	7,513,016	7,865,317

		11,733,088

Electronic Equipment, Instruments & Components - 3.1%
AU Optronics Corp. (a)	14,374,155	6,522,853
Hon Hai Precision Industry Co., Ltd.	5,545,000	17,163,535
Ju Teng International Holdings Ltd.	3,128,000	1,507,388
LG Display Co., Ltd. (a)	333,630	9,840,533
Yageo Corp. (a)	10,973,000	3,497,406

		38,531,715

Internet Software & Services - 2.3%
Baidu, Inc. (Sponsored ADR) (a)	161,226	16,169,356
Mail.ru Group Ltd. (GDR) (b)	92,080	3,216,187
MercadoLibre, Inc.	19,020	1,494,401
Tencent Holdings Ltd.	222,800	7,289,499

		28,169,443

IT Services - 1.9%
Sonda SA	2,636,469	8,398,152
Tata Consultancy Services Ltd.	681,043	15,665,070

		24,063,222

Semiconductors & Semiconductor Equipment - 9.5%
Advanced Semiconductor Engineering, Inc.	14,851,794	12,930,264
Samsung Electronics Co., Ltd.	49,371	70,936,231
Samsung Electronics Co., Ltd. (Preference Shares)	10,170	8,172,156
SK Hynix, Inc. (a)	310,720	7,556,645
Taiwan Semiconductor Manufacturing Co., Ltd.	4,753,120	15,898,275
Vanguard International Semiconductor Corp.	3,259,000	2,271,768

		117,765,339

		220,262,807

Consumer Discretionary - 15.6%
Auto Components - 0.8%
Apollo Tyres Ltd.	1,350,678	2,208,262
Gajah Tunggal Tbk PT	5,905,500	1,371,910
Hyundai Mobis	18,130	4,918,832
Xingda International Holdings Ltd.	3,011,000	1,578,811

		10,077,815

Automobiles - 1.8%
Dongfeng Motor Group Co., Ltd.-Class H	4,168,000	6,562,108

Company	Shares	U.S. $ Value
Hyundai Motor Co.	30,500	$6,287,393
Kia Motors Corp.	180,290	9,586,663

		22,436,164

Distributors - 1.1%
Dah Chong Hong Holdings Ltd.	7,155,000	7,648,112
Imperial Holdings Ltd.	231,225	5,452,938

		13,101,050

Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	108,500	1,831,915
Estacio Participacoes SA	268,300	5,466,899

		7,298,814

Hotels, Restaurants & Leisure - 3.1%
Ajisen China Holdings Ltd.	4,165,000	4,021,775
Melco Crown Entertainment Ltd. (ADR) (a)	382,060	6,433,890
MGM China Holdings Ltd.	2,048,000	3,755,930
Sands China Ltd.	3,676,400	16,460,153
Yum! Brands, Inc.	123,570	8,205,048

		38,876,796

Household Durables - 1.1%
Brookfield Incorporacoes SA	3,177,316	5,307,165
MRV Engenharia e Participacoes SA	591,100	3,458,548
Rossi Residencial SA - RCT (a)	866,106	1,852,769
Rossi Residencial SA	1,236,100	2,746,889

		13,365,371

Media - 0.8%
Naspers Ltd.	148,295	9,578,491

Multiline Retail - 1.3%
El Puerto de Liverpool SAB de CV	565,330	5,981,618
Golden Eagle Retail Group Ltd.	1,549,000	3,862,036
SACI Falabella	596,302	6,128,054

		15,971,708

Specialty Retail - 2.4%
Belle International Holdings Ltd.	6,376,000	14,100,998
Indomobil Sukses Internasional TBK PT	9,260,500	5,104,856
Mr. Price Group Ltd.	379,232	6,285,066
Zhongsheng Group Holdings Ltd.	3,042,500	4,678,808

		30,169,728

Textiles, Apparel & Luxury Goods - 2.6%
Alpargatas SA (Preference Shares)	323,500	2,385,763
Cie Financiere Richemont SA	1,574,600	12,419,658
Daphne International Holdings Ltd.	3,492,000	4,861,368
Pacific Textile Holdings Ltd.	3,118,000	2,822,930
Shenzhou International Group Holdings Ltd.	1,704,000	3,874,226
Yue Yuen Industrial Holdings Ltd.	1,788,000	6,047,378

		32,411,323

		193,287,260

Company	Shares	U.S. $ Value
Energy - 13.2%
Oil, Gas & Consumable Fuels - 13.2%
Afren PLC (a)	2,119,612	$4,599,535
Banpu PCL	356,250	4,798,137
China Petroleum & Chemical Corp.-Class H	13,487,000	15,527,231
CNOOC Ltd.	2,312,000	5,093,362
Ecopetrol SA (Sponsored ADR)	171,250	10,218,487
Exxaro Resources Ltd.	286,827	5,779,102
Gazprom OAO (Sponsored ADR)	2,967,302	28,871,848
KazMunaiGas Exploration Production JSC (GDR) (b)	257,544	4,635,792
LUKOIL OAO (London) (Sponsored ADR)	331,090	22,348,575
NovaTek OAO (Sponsored GDR) (b)	107,110	13,033,474
Petroleo Brasileiro SA (Sponsored ADR)	1,645,240	31,753,132
PTT PCL	963,400	10,455,992
Ultrapar Participacoes SA	288,000	6,511,121

		163,625,788

Consumer Staples - 9.0%
Beverages - 0.5%
Cia Cervecerias Unidas SA	419,598	6,616,283

Food & Staples Retailing - 3.3%
Bizim Toptan Satis Magazalari AS	106,410	1,662,822
Brazil Pharma SA	479,700	3,373,714
Jeronimo Martins SGPS SA	594,463	11,494,774
Magnit OJSC (Sponsored GDR) (b)	322,250	13,040,960
Olam International Ltd.	5,905,181	7,585,365
Shoprite Holdings Ltd.	159,180	3,861,566

		41,019,201

Food Products - 1.8%
AVI Ltd.	908,830	6,438,486
MHP SA (GDR) (a)(b)	407,260	6,405,870
NongShim Co., Ltd.	2,210	560,470
Unilever PLC	238,900	9,286,260

		22,691,086

Household Products - 0.6%
Kimberly-Clark de Mexico SAB de CV	2,739,230	7,035,458

Tobacco - 2.8%
British American Tobacco PLC	299,800	15,240,319
Gudang Garam TBK PT	568,500	3,331,053
KT&G Corp.	204,850	15,460,738

		34,032,110

		111,394,138

Materials - 7.3%
Chemicals - 1.4%
Hyosung Corp.	77,140	5,350,958
OCI Co., Ltd.	28,840	4,492,669
SKC Co., Ltd.	114,140	4,531,225
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)	7,038	405,670
United Phosphorus Ltd.	1,103,360	2,636,345

		17,416,867

Company	Shares	U.S. $ Value
Construction Materials - 0.6%
Cemex Latam Holdings SA (a)	158,384	$1,020,040
China Shanshui Cement Group Ltd.	5,109,000	3,816,497
West China Cement Ltd.	13,990,400	2,831,395

		7,667,932

Metals & Mining - 5.3%
Antofagasta PLC	301,620	6,609,985
KGHM Polska Miedz SA	222,730	13,759,610
Koza Altin Isletmeleri AS	402,475	9,736,825
Real Gold Mining Ltd. (a)(c)(d)	1,788,000	322,958
Sberbank of Russia (GDR) (a)(b)	170,202	2,077,486
Vale SA (Sponsored ADR) (Local Preference Shares)	1,472,550	29,892,765
Vale SA (Sponsored ADR)-Class B	139,280	2,919,309

		65,318,938

Paper & Forest Products - 0.0%
China Forestry Holdings Co., Ltd. (c)(d)	6,430,000	83

		90,403,820

Industrials - 3.9%
Construction & Engineering - 1.3%
Larsen & Toubro Ltd.	358,200	10,621,242
Samsung Engineering Co., Ltd.	36,303	5,655,910

		16,277,152

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	256,978	6,574,445
Turkiye Sise ve Cam Fabrikalari AS	3,633,370	6,038,808

		12,613,253

Professional Services - 0.1%
Qualicorp SA (a)	152,900	1,583,887

Road & Rail - 1.0%
Globaltrans Investment PLC (Sponsored GDR) (b)	216,820	3,579,699
Localiza Rent a Car SA	450,469	8,250,348

		11,830,047

Transportation Infrastructure - 0.5%
Jiangsu Expressway Co., Ltd.	6,136,000	6,356,582

		48,660,921

Health Care - 2.5%
Health Care Providers & Services - 0.2%
Odontoprev SA	483,900	2,535,896

Pharmaceuticals - 2.3%
Aspen Pharmacare Holdings Ltd. (a)	379,165	7,591,362
Lupin Ltd.	225,499	2,539,249
Pharmstandard OJSC (GDR) (a)(b)	255,689	4,287,905
Richter Gedeon Nyrt	36,850	6,045,728

Company	Shares	U.S. $ Value
Sun Pharmaceutical Industries Ltd.	595,430	$8,055,577

		28,519,821

		31,055,717

Utilities - 2.1%
Electric Utilities - 0.8%
Light SA	913,000	9,952,703

Independent Power Producers & Energy Traders - 0.6%
APR Energy PLC	336,367	4,422,121
Huaneng Power International, Inc.-Class H	3,282,000	3,053,144

		7,475,265

Water Utilities - 0.7%
Cia de Saneamento Basico do Estado de Sao Paulo	108,800	4,616,096
Cia de Saneamento de Minas Gerais-COPASA	172,200	3,679,487

		8,295,583

		25,723,551

Telecommunication Services - 1.8%
Diversified Telecommunication Services - 0.3%
XL Axiata Tbk PT	6,467,000	3,837,351

Wireless Telecommunication Services - 1.5%
America Movil SAB de CV Series L (ADR)	468,754	10,846,968
China Mobile Ltd.	664,500	7,819,632

		18,666,600

		22,503,951

Total Common Stocks (cost $1,104,528,229)		1,223,853,789

WARRANTS - 1.1%
Industrials - 0.6%
Industrial Conglomerates - 0.3%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	1,776,110	3,058,461

Air Freight & Logistics - 0.3%
Agility, Inc., Credit Suisse International, expiring 3/27/13 (a)	2,019,420	3,666,459

		6,724,920

Financials - 0.5%
Commercial Banks - 0.5%
Bank Muscat SAOG, Citigroup Global Markets Holdings, Inc., expiring 10/28/13 (a)	621,700	904,574
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	290,540	5,592,895

		6,497,469

Total Warrants (cost $13,176,525)		13,222,389

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd. (a) (cost $0)	1,848,322	$2

Total Investments - 99.9% (cost $1,117,704,754)(e)		1,237,076,180
Other assets less liabilities - 0.1%		860,281

Net Assets - 100.0%		$1,237,936,461

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $53,452,919 or 4.3% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $211,880,225 and gross unrealized depreciation of investments was $(92,508,799), resulting in net unrealized appreciation of $119,371,426.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

Sanford C. Bernstein Fund, Inc. - Emerging Markets Portfolio

Portfolio Summary

December 31, 2012 (unaudited)

COUNTRY BREAKDOWN *

14.3%	Brazil
14.0%	South Korea
12.4%	China
8.8%	India
8.4%	Russia
7.0%	Hong Kong
5.6%	Taiwan
4.2%	South Africa
3.8%	Mexico
3.2%	United Kingdom
2.2%	Turkey
2.2%	Indonesia
2.0%	Chile
1.7%	Thailand
10.2%	Other

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Argentina, Colombia, Cyprus, Czech Republic, Hungary, Kazakhstan, Kuwait, Oman, Peru, Poland, Portugal, Qatar, Singapore, Sri Lanka, Switzerland, Ukraine, United Arab Emirates and United States.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset (including those valued based on their market values) or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$110,412,361		$206,523,475		$	– 0	–	$316,935,836
Information Technology	26,061,909		194,200,898			– 0	–	220,262,807
Consumer Discretionary	49,798,558		143,488,702			– 0	–	193,287,260
Energy	106,964,971		56,660,817			– 0	–	163,625,788
Consumer Staples	42,119,864		69,274,274			– 0	–	111,394,138
Materials	36,315,270		53,765,509			323,041		90,403,820
Industrials	13,413,934		35,246,987			– 0	–	48,660,921
Health Care	6,823,801		24,231,916			– 0	–	31,055,717
Utilities	18,248,286		7,475,265			– 0	–	25,723,551
Telecommunication Services	10,846,968		11,656,983			– 0	–	22,503,951
Warrants	– 0	–	3,666,459			9,555,930		13,222,389
Rights	– 0	–	– 0	–		2		2

Total Investments in Securities	421,005,922		806,191,285+			9,878,973		1,237,076,180
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total (a)(b)	$421,005,922		$806,191,285			$9,878,973		$1,237,076,180

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)	An amount of $22,338,490 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.

9

(b)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials		Warrants		Rights
Balance as of 9/30/12	$322,826		$9,648,575		$	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–		–0	–
Realized gain (loss)	– 0	–	(55,036)			–0	–
Change in unrealized appreciation/depreciation	215		(358,913)			2
Purchases	– 0	–	1,052,589			–0	–
Sales	– 0	–	(731,285)			–0	–
Transfers in to Level 3	– 0	–	– 0	–		–0	–
Transfers out of Level 3	– 0	–	– 0	–		–0	–

Balance as of 12/31/12	$323,041		$9,555,930			$2

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$215		$(358,913)			$2

	Total
Balance as of 9/30/12	$9,971,401
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	(55,036)
Change in unrealized appreciation/depreciation	(358,696)
Purchases	1,052,589
Sales	(731,285)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 12/31/12	$9,878,973

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(358,696)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.9%
Industrial - 13.0%
Basic - 1.2%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	7,160	$7,452,214
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		8,125	8,385,496
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		3	3,552
Dow Chemical Co. (The)
4.125%, 11/15/21		2,385	2,612,825
5.25%, 11/15/41		2,320	2,587,515
7.375%, 11/01/29		700	927,347
7.60%, 5/15/14		2,759	3,012,224
8.55%, 5/15/19		3,226	4,355,345
International Paper Co.
4.75%, 2/15/22		3,860	4,367,729
7.95%, 6/15/18		7,555	9,767,300
Vale SA
5.625%, 9/11/42		12,135	13,173,756

			56,645,303

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		1,977	1,922,814
Embraer SA
5.15%, 6/15/22		3,276	3,587,220
General Electric Co.
5.25%, 12/06/17		150	176,872
Owens Corning
6.50%, 12/01/16 (b)		8,371	9,406,200
Republic Services, Inc.
5.25%, 11/15/21		4,903	5,778,676
5.50%, 9/15/19		6,718	7,955,751
United Technologies Corp.
4.875%, 5/01/15		5	5,491

			28,833,024

Communications - Media - 2.7%
CBS Corp.
3.375%, 3/01/22		1,396	1,451,527
5.75%, 4/15/20		10,572	12,659,284
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		5,580	8,436,173
Comcast Corp.
5.15%, 3/01/20		11,000	13,037,904
5.30%, 1/15/14		15	15,738
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		8,490	8,758,751
4.60%, 2/15/21		3,225	3,491,195
4.75%, 10/01/14		4,555	4,863,465
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(c)		3,075	3,351,750
News America, Inc.
6.15%, 2/15/41		5,925	7,504,504

	Principal Amount (000)		U.S. $ Value
6.55%, 3/15/33	U.S.$	3,525	$4,242,768
9.25%, 2/01/13		6,725	6,766,486
Omnicom Group, Inc.
3.625%, 5/01/22		4,144	4,316,884
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		10,897	14,050,526
Time Warner Cable, Inc.
7.50%, 4/01/14		5,275	5,715,747
8.75%, 2/14/19		10	13,492
Time Warner Entertainment Co. LP
8.375%, 3/15/23		10,470	14,798,099
WPP Finance 2010
4.75%, 11/21/21		1,637	1,773,028
WPP Finance UK
8.00%, 9/15/14		9,922	10,972,144

			126,219,465

Communications - Telecommunications - 1.4%
American Tower Corp.
5.05%, 9/01/20		10,745	12,049,991
AT&T, Inc.
4.30%, 12/15/42 (a)		2,827	2,839,306
4.45%, 5/15/21		6,258	7,227,114
5.35%, 9/01/40		2,103	2,449,044
5.80%, 2/15/19		50	61,352
BellSouth Corp.
5.20%, 9/15/14		50	53,706
British Telecommunications PLC
2.00%, 6/22/15		5,249	5,396,067
5.95%, 1/15/18		1,089	1,301,404
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		10,746	11,471,215
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	1,183,961
Telecom Italia Capital SA
6.375%, 11/15/33	U.S.$	1,380	1,390,350
7.175%, 6/18/19		5,770	6,696,085
Telefonica Emisiones SAU
5.462%, 2/16/21		4,705	5,016,706
United States Cellular Corp.
6.70%, 12/15/33		7,535	7,906,031
Verizon Communications, Inc.
5.25%, 4/15/13		5	5,068
5.55%, 2/15/16		50	56,937
Vodafone Group PLC
5.75%, 3/15/16		20	22,871

			65,127,208

Consumer Cyclical - Automotive - 0.7%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		18,842	20,790,941
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		9,394	10,259,056

			31,049,997

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
4.70%, 1/15/21	U.S.$	5,650	$6,432,248
7.625%, 4/15/31		5	6,883
Turner Broadcasting System, Inc.
8.375%, 7/01/13		11,372	11,804,898
Viacom, Inc.
5.625%, 9/15/19		2,220	2,653,604

			20,897,633

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		12,589	12,656,666

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	29,123
5.80%, 10/15/17		50	60,748

			89,871

Consumer Cyclical - Retailers - 0.1%
Kohl’s Corp.
3.25%, 2/01/23		4,379	4,251,838
Wal-Mart Stores, Inc.
5.80%, 2/15/18		100	122,505

			4,374,343

Consumer Non-Cyclical - 1.6%
Ahold Finance USA LLC
6.875%, 5/01/29		12,145	15,496,923
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		5,363	5,806,129
5.875%, 5/15/13		8,910	9,067,992
8.50%, 6/15/19		5	6,433
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		11,945	12,292,934
Kroger Co. (The)
3.40%, 4/15/22		8,522	8,813,154
Laboratory Corp. of America Holdings
2.20%, 8/23/17		1,337	1,372,354
Reynolds American, Inc.
3.25%, 11/01/22		5,431	5,455,412
Thermo Fisher Scientific, Inc.
4.70%, 5/01/20		5	5,741
Tyson Foods, Inc.
4.50%, 6/15/22		12,161	13,164,477
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22		4,292	4,381,480

			75,863,029

Energy - 2.3%
Anadarko Petroleum Corp.
6.45%, 9/15/36		3,420	4,284,463
Apache Corp.
5.25%, 4/15/13		5	5,065

	Principal Amount (000)		U.S. $ Value
Encana Corp.
3.90%, 11/15/21	U.S.$	14,770	$16,042,317
Marathon Petroleum Corp.
3.50%, 3/01/16		1,677	1,785,182
5.125%, 3/01/21		8,069	9,495,922
Nabors Industries, Inc.
9.25%, 1/15/19		8,921	11,793,999
Noble Energy, Inc.
8.25%, 3/01/19		10,594	13,884,772
Noble Holding International Ltd.
4.90%, 8/01/20		975	1,096,617
Phillips 66
4.30%, 4/01/22 (a)		12,490	13,973,894
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (a)		6,968	7,719,439
Transocean, Inc.
2.50%, 10/15/17		5,359	5,415,377
Valero Energy Corp.
6.125%, 2/01/20		6,972	8,477,847
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		4,905	5,405,261
9.625%, 3/01/19		6,870	8,962,842

			108,342,997

Technology - 0.7%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,962	2,249,584
Baidu, Inc.
2.25%, 11/28/17		2,374	2,388,719
Hewlett-Packard Co.
4.50%, 3/01/13		17	17,091
4.65%, 12/09/21		5,664	5,686,033
Intel Corp.
4.80%, 10/01/41		4,435	4,881,192
Motorola Solutions, Inc.
7.50%, 5/15/25		985	1,241,787
Oracle Corp.
4.95%, 4/15/13		3	3,038
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		12,280	12,762,543
Xerox Corp. 8.25%, 5/15/14		2,664	2,905,854

			32,135,841

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		6,475	6,891,265
5.75%, 12/15/16		4,230	4,783,779

			11,675,044

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		13,450	13,776,351
Con-way, Inc.
6.70%, 5/01/34		4,680	4,980,699
Ryder System, Inc.

	Principal Amount (000)		U.S. $ Value
2.50%, 3/01/18	U.S.$	6	$ 6,119
5.85%, 11/01/16		3,664	4,149,942
7.20%, 9/01/15		3,534	4,047,370

			26,960,481

			600,870,902

Financial Institutions - 11.6%
Banking - 7.4%
American Express Co.
2.65%, 12/02/22 (a)		17	16,932
Bank of America Corp.
5.625%, 7/01/20		2,100	2,489,817
5.70%, 1/24/22		2,395	2,880,105
5.875%, 2/07/42		8,228	10,265,162
7.375%, 5/15/14		6,790	7,352,531
Series L
5.65%, 5/01/18		5,690	6,619,991
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	7,620	11,847,750
7.625%, 11/21/22	U.S.$	7,761	7,751,299
Bear Stearns Cos. LLC (The)
5.30%, 10/30/15		5	5,541
5.55%, 1/22/17		12,930	14,581,264
5.70%, 11/15/14		13,830	15,028,674
Capital One Financial Corp.
4.75%, 7/15/21		5	5,766
6.25%, 11/15/13		8	8,387
Citigroup, Inc.
5.30%, 1/07/16		50	55,314
5.375%, 8/09/20		13,073	15,405,851
8.50%, 5/22/19		7,395	9,943,591
Compass Bank
5.50%, 4/01/20		14,784	14,655,690
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA/Netherlands
3.95%, 11/09/22		5,241	5,366,962
Countrywide Financial Corp.
6.25%, 5/15/16		5,826	6,395,241
DNB Bank ASA
3.20%, 4/03/17 (a)		12,300	13,100,238
Fifth Third Bancorp
3.50%, 3/15/22		4,799	5,029,712
6.25%, 5/01/13		10	10,190
Goldman Sachs Group, Inc. (The)
5.00%, 10/01/14		16	17,043
5.625%, 1/15/17		10	10,972
5.75%, 1/24/22		5,100	6,029,281
6.00%, 6/15/20		12,435	14,775,416
7.50%, 2/15/19		9,490	11,940,840
HSBC Holdings PLC
4.00%, 3/30/22		12,850	14,069,028
5.10%, 4/05/21		7,522	8,882,587
ING Bank NV
2.00%, 9/25/15 (a)		12,050	12,100,204
JPMorgan Chase & Co.
4.40%, 7/22/20		3,480	3,928,377

	Principal Amount (000)		U.S. $ Value
4.50%, 1/24/22	U.S.$	2,100	$2,375,598
4.75%, 5/01/13		5	5,072
5.375%, 1/15/14		50	52,464
6.125%, 6/27/17		50	58,414
Series 1
7.90%, 4/30/18		2,993	3,391,099
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		2,532	2,769,248
Macquarie Group Ltd.
4.875%, 8/10/17 (a)		6,132	6,620,788
Merrill Lynch & Co., Inc.
Series B
5.30%, 9/30/15		30	32,846
Morgan Stanley
4.75%, 4/01/14		65	67,306
7.25%, 4/01/32		15	18,871
Series G
5.50%, 7/24/20-7/28/21		14,189	16,040,072
6.625%, 4/01/18		11,725	13,818,792
National Capital Trust II
5.486%, 3/23/15 (a)		3,116	3,119,446
Nationwide Building Society
6.25%, 2/25/20 (a)		13,470	15,908,663
PNC Funding Corp.
5.125%, 2/08/20		5	5,947
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		3,039	3,575,016
Santander US Debt SAU
2.991%, 10/07/13 (a)		13,400	13,422,646
Societe Generale SA
2.50%, 1/15/14 (a)		6,205	6,267,919
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	6,607,340
UFJ Finance Aruba AEC
6.75%, 7/15/13		2,366	2,440,725
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		5,567	5,681,819
Vesey Street Investment Trust I
4.404%, 9/01/16		4,045	4,364,842
Wachovia Corp.
5.50%, 5/01/13		12,875	13,089,047
Wells Fargo Bank NA
5.75%, 5/16/16		50	56,768

			340,360,504

Finance - 0.5%
General Electric Capital Corp.
4.65%, 10/17/21		4,942	5,639,000
5.625%, 5/01/18		20	23,751
HSBC Finance Corp.
6.676%, 1/15/21		110	130,501
SLM Corp.
7.25%, 1/25/22		6,825	7,524,562
Series A

	Principal Amount (000)		U.S. $ Value
5.375%, 1/15/13-5/15/14	U.S.$	8,690	$8,994,476

			22,312,290

Insurance - 2.7%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		3,185	3,763,138
Allstate Corp. (The)
6.125%, 5/15/37		10,496	10,915,840
American International Group, Inc.
4.875%, 6/01/22		6,690	7,637,444
6.40%, 12/15/20		5,975	7,413,768
Coventry Health Care, Inc.
5.95%, 3/15/17		2,515	2,923,564
6.125%, 1/15/15		965	1,054,229
6.30%, 8/15/14		7,810	8,436,385
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		4,804	6,499,111
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		2,690	2,842,485
5.125%, 4/15/22		3,400	3,923,090
5.50%, 3/30/20		6,904	8,021,585
6.10%, 10/01/41		5	5,942
Humana, Inc.
6.30%, 8/01/18		1,210	1,405,822
6.45%, 6/01/16		1,105	1,255,136
7.20%, 6/15/18		2,380	2,934,838
Lincoln National Corp.
8.75%, 7/01/19		3,071	4,106,836
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		2,725	4,114,867
Metlife Capital Trust IV
7.875%, 12/15/37 (a)		5,200	6,370,000
MetLife, Inc.
4.75%, 2/08/21		1,570	1,822,962
5.00%, 6/15/15		100	110,090
7.717%, 2/15/19		2,159	2,830,468
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		10,150	14,281,862
Prudential Financial, Inc.
5.625%, 6/15/43		8,035	8,326,671
WellPoint, Inc.
3.30%, 1/15/23		4,312	4,424,134
XL Group PLC
5.25%, 9/15/14		7,525	8,012,898
6.25%, 5/15/27		5	5,938

			123,439,103

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15		9,573	10,247,016

REITS - 0.8%
ERP Operating LP
5.20%, 4/01/13		20	20,209
5.25%, 9/15/14		5	5,371
HCP, Inc.
5.375%, 2/01/21		12,821	14,599,991

	Principal Amount (000)		U.S. $ Value
Health Care REIT, Inc.
5.25%, 1/15/22	U.S.$	12,820	$14,275,672
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		7,078	7,406,391

			36,307,634

			532,666,547

Utility - 3.8%
Electric - 1.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)		5,615	6,159,807
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,359	2,696,620
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,490
FirstEnergy Corp.
Series C
7.375%, 11/15/31		5,275	6,813,111
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		10,120	12,774,891
Nisource Finance Corp.
6.80%, 1/15/19		13,300	16,320,403
Pacific Gas & Electric Co.
4.50%, 12/15/41		4,825	5,172,463
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		5,805	6,002,219
TECO Finance, Inc.
4.00%, 3/15/16		2,925	3,127,375
5.15%, 3/15/20		3,625	4,216,372
Union Electric Co.
6.70%, 2/01/19		1,205	1,520,018
Wisconsin Energy Corp.
6.25%, 5/15/67		5,810	6,253,012

			71,060,781

Natural Gas - 2.3%
DCP Midstream LLC
5.35%, 3/15/20 (a)		3,019	3,331,971
Energy Transfer Partners LP
6.70%, 7/01/18		3,915	4,717,219
7.50%, 7/01/38		8,376	10,832,254
Enterprise Products Operating LLC
5.20%, 9/01/20		2,133	2,545,976
EQT Corp.
8.125%, 6/01/19		4,961	6,140,860
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	7,209
3.95%, 9/01/22		12,863	13,753,840
4.15%, 3/01/22		3,287	3,561,399
ONEOK, Inc.
4.25%, 2/01/22		12,180	13,234,422
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		12,130	13,190,817
TransCanada PipeLines Ltd.
6.35%, 5/15/67		12,800	13,720,077

	Principal Amount (000)		U.S. $ Value
Williams Cos., Inc. (The)
3.70%, 1/15/23	U.S.$	7,358	$7,421,676
Williams Partners LP
3.35%, 8/15/22		6	6,101
5.25%, 3/15/20		10,223	11,776,405

			104,240,226

			175,301,007

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		10,017	11,219,040
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		9,495	10,689,661

			21,908,701

Total Corporates - Investment Grades (cost $1,201,984,301)			1,330,747,157

MORTGAGE PASS-THROUGHS - 24.4%
Agency Fixed Rate 30-Year - 19.4%
Federal Home Loan Mortgage Corp. Gold
4.50%, 5/01/39-4/01/41		69,184	74,362,883
5.00%, 8/01/33		10	10,419
5.50%, 4/01/38		26,098	28,193,314
Series 2007
4.50%, 1/01/37-3/01/37		1,886	2,027,061
5.50%, 7/01/35		5,616	6,117,981
Federal National Mortgage Association
3.00%, TBA		68,030	71,282,684
3.50%, TBA		99,254	105,817,945
4.00%, 1/01/41-12/01/41		155,140	166,517,823
4.50%, TBA		74,915	80,922,831
5.50%, 11/01/33-6/01/38		44,807	48,781,724
6.00%, TBA		14,064	15,360,525
6.00%, 3/01/31-4/01/40		40,235	44,049,613
6.50%, 8/01/31-8/01/34		29	33,069
Series 2003
5.00%, 11/01/33		9,993	10,886,957
5.50%, 4/01/33-7/01/33		18,859	20,724,224
Series 2004
5.00%, 4/01/34		4	4,857
5.50%, 4/01/34-11/01/34		16,397	17,966,173
6.00%, 9/01/34-10/01/34		9,067	10,082,481
Series 2005
4.50%, 8/01/35		15,751	17,039,128
5.50%, 2/01/35		15,140	16,638,822
6.00%, 4/01/35		3,331	3,712,248
Series 2006
5.00%, 2/01/36		23,129	25,154,070
5.50%, 4/01/36		3,484	3,807,045
6.00%, 10/01/31		9	10,211
Series 2007
4.50%, 9/01/35		14,545	15,790,044
5.00%, 7/01/36		6,848	7,443,465
6.00%, 3/01/37		51	56,324
Series 2008

	Principal Amount (000)		U.S. $ Value
5.50%, 12/01/35-3/01/37	U.S.$	28,840	$31,516,261
6.00%, 3/01/37-5/01/38		49,787	54,739,203
Series 2010
6.00%, 2/01/40-4/01/40		13,789	15,086,213
Government National Mortgage Association
Series 1996
8.50%, 11/15/26		1	669

			894,136,267

Agency Fixed Rate 15-Year - 3.9%
Federal Home Loan Mortgage Corp. Gold
6.00%, 7/01/17		6	6,493
Federal National Mortgage Association
3.00%, TBA		48,330	51,010,807
4.50%, TBA		96,800	104,120,500
4.50%, 6/01/19-7/01/26		23,021	24,853,781

			179,991,581

Agency ARMs - 1.1%
Federal Home Loan Mortgage Corp.
2.842%, 5/01/38 (d)		16,649	17,917,258
2.938%, 5/01/35 (b)		4,761	5,084,872
3.044%, 9/01/37 (d)		9,800	10,506,473
Series 2006
2.377%, 3/01/34 (d)		3,317	3,528,432
3.068%, 12/01/36 (b)		3	2,868
Series 2007
3.276%, 3/01/37(b)		3	3,215
Federal National Mortgage Association
Series 2007
2.34%, 3/01/34 (d)		4,772	5,072,512
2.901%, 10/01/37 (b)		2,622	2,821,027
3.015%, 8/01/37 (d)		4,189	4,487,532

			49,424,189

Total Mortgage Pass-Throughs (cost $1,092,174,076)			1,123,552,037

GOVERNMENTS - TREASURIES - 17.5%
United States - 17.5%
U.S. Treasury Bonds
2.75%, 8/15/42		4,740	4,577,063
3.00%, 5/15/42		26,970	27,475,688
4.50%, 2/15/36		52,080	68,542,176
4.625%, 2/15/40 (e)		98,313	132,830,510
4.75%, 2/15/37		5	6,822
U.S. Treasury Notes
0.50%, 7/31/17		19,735	19,616,274
0.875%, 11/30/16-1/31/17		90,685	91,940,674
1.00%, 8/31/16 (e)		260,795	265,766,274
1.00%, 3/31/17		40,170	40,888,681
1.50%, 6/30/16		41,295	42,804,828
1.625%, 11/15/22		9,960	9,851,058

	Principal Amount (000)		U.S. $ Value
1.75%, 1/31/14	U.S.$	15	$15,250
2.00%, 11/15/21		51,583	53,537,531
2.625%, 7/31/14-4/30/16		45,730	49,044,901

Total Governments - Treasuries (cost $764,541,136)			806,897,730

ASSET-BACKED SECURITIES - 11.0%
Autos - Fixed Rate - 5.7%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14		7,861	7,872,055
Series 2012-5, Class A2
0.45%, 7/15/15		7,155	7,154,277
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		4,734	4,766,452
AmeriCredit Automobile Receivables Trust
Series 2011-4, Class A2
0.92%, 3/09/15		3,704	3,708,618
Series 2011-5, Class A2
1.19%, 8/08/15		3,264	3,275,191
Series 2012-4, Class A2
0.49%, 4/08/16		17,690	17,695,592
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		8,975	9,155,299
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		7,960	8,041,988
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		6,305	6,351,029
Series 2012-1, Class A3
0.89%, 9/15/16		6,060	6,101,081
Series 2012-3, Class A2
0.43%, 9/15/15		8,745	8,745,235
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		5,789	5,831,396
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		10,424	10,445,154
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	16,905	17,042,259
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	13,704	13,711,795
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17		8,095	8,177,415
Series 2012-D, Class B
1.01%, 5/15/18		3,805	3,798,031
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		27,295	27,307,026

	Principal Amount (000)		U.S. $ Value
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17	U.S.$	8,315	$8,342,534
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		3,525	3,596,773
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (a)		7,431	7,437,049
Mercedes-Benz Master Owner Trust 2012-A
Series 2012-AA, Class A
0.79%, 11/15/17 (a)		13,143	13,124,692
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		14,671	14,687,079
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		10,308	10,328,810
Series 2012-B, Class A2A
0.45%, 6/15/15		6,077	6,075,717
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		15,980	16,045,949
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		5,510	5,510,116
SMART Trust/Australia
Series 2012-4US, Class A2A
0.67%, 6/14/15		7,950	7,950,440

			262,279,052

Credit Cards - Fixed Rate - 3.0%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		25,775	25,861,583
Series 2012-5, Class A
0.59%, 5/15/18		13,910	13,911,029
Chase Issuance Trust
Series 2012-A7, Class A7
2.16%, 9/16/24		11,940	11,888,204
Series 2012-A8, Class A8
0.54%, 10/16/17		11,540	11,525,575
Citibank Credit Card Issuance Trust
Series 2012-A1, Class A1
0.55%, 10/10/17		14,150	14,138,264
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		6,972	7,024,583
Series 2012-A3, Class A3
0.86%, 11/15/17		8,266	8,319,589
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		13,805	13,796,792
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		12,675	12,853,778

	Principal Amount (000)		U.S. $ Value
Series 2012-7, Class A
1.76%, 9/15/22	U.S.$	11,075	$11,077,197
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		7,890	7,977,153

			138,373,747

Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.609%, 9/15/17 (a)(b)		19,281	19,253,874
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.701%, 6/20/17 (b)		19,000	19,085,215

			38,339,089

Other ABS - Fixed Rate - 0.8%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (a)	CAD	2,744	2,759,322
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (a)	U.S.$	7,103	7,122,171
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		3,150	3,161,486
Series 2012-A, Class A3
0.94%, 5/15/17		9,614	9,685,643
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		5,442	5,464,623
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		6,406	6,416,921

			34,610,166

Credit Cards - Floating Rate - 0.6%
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.909%, 2/15/17 (a)(b)		12,465	12,544,853
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.779%, 3/18/14 (a)(b)		14,404	14,433,674

			26,978,527

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.335%, 12/25/32 (b)		1,661	1,530,785
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.471%, 1/20/35 (b)		2,403	2,324,487

	Principal Amount (000)		U.S. $ Value
RASC Trust
Series 2003-KS3, Class A2
0.81%, 5/25/33 (b)	U.S.$	200	$171,302

			4,026,574

Home Equity Loans - Fixed Rate - 0.0%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		1,554	1,593,527

Total Asset-Backed Securities (cost $504,922,252)			506,200,682

AGENCIES - 7.0%
Agency Debentures - 7.0%
Federal Farm Credit Bank
0.26%, 4/26/13 (b)		100	100,030
0.27%, 6/26/13 (b)		30,000	30,013,980
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		57,697	60,274,613
Federal National Mortgage Association
6.25%, 5/15/29		9,730	13,978,030
6.625%, 11/15/30		74,395	113,303,883
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		119,840	105,924,299

Total Agencies (cost $279,922,760)			323,594,835

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.5%
Non-Agency Fixed Rate CMBS - 6.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		75	85,305
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.712%, 9/11/38		18,895	21,629,314
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		10	11,490
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		4,167	4,298,780
Series 2005-C1, Class A4
5.014%, 2/15/38		13,795	14,858,981
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.804%, 6/15/38		26,360	29,923,556
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.803%, 5/15/46		7,570	8,920,253
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A4

	Principal Amount (000)		U.S. $ Value
4.799%, 8/10/42	U.S.$	5,840	$6,249,892
Series 2007-GG9, Class A4
5.444%, 3/10/39		22,705	26,149,825
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		24,035	26,020,435
Series 2012-GCJ9, Class A3
2.773%, 11/10/45		16,390	16,489,036
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2, Class A2
5.089%, 5/15/41		5,833	5,985,380
Series 2006-CB14, Class A4
5.481%, 12/12/44		6,750	7,586,305
Series 2006-CB16, Class A4
5.552%, 5/12/45		21,000	24,123,582
Series 2007-LD11, Class A4
5.812%, 6/15/49		15,940	18,588,431
Series 2007-LD12, Class A4
5.882%, 2/15/51		13,115	15,517,971
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		9,619	10,060,320
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 3/15/36		35	36,245
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		878	894,375
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.893%, 6/12/46		11,735	13,518,098
Series 2007-9, Class A4
5.70%, 9/12/49		21,260	24,931,836
Motel 6 Trust
Series 2012-MTL6, Class A2
1.948%, 10/05/25 (a)		9,011	9,078,330
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45		7,681	7,930,012

			292,887,752

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (a)(b)		5,835	5,853,053

Total Commercial Mortgage-Backed Securities (cost $277,254,669)			298,740,805

CORPORATES - NON-INVESTMENT GRADES - 1.7%
Industrial - 1.0%
Basic - 0.3%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		3,560	4,752,600

	Principal Amount (000)	U.S. $ Value
LyondellBasell Industries NV
5.75%, 4/15/24	U.S.$ 6,074	$7,136,950

		11,889,550

Capital Goods - 0.3%
B/E Aerospace, Inc.
5.25%, 4/01/22	7,875	8,347,500
Ball Corp.
5.00%, 3/15/22	7,485	8,008,950

		16,356,450

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22	4,960	5,431,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (f)	7,490	7,958,125

		13,389,325

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17	2,031	2,132,550

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22	3,528	3,863,160

		47,631,035

Financial Institutions - 0.6%
Banking - 0.5%
ABN Amro Bank NV
4.31%, 3/10/16	EUR 2,695	2,943,781
Citigroup, Inc.
5.95%, 1/30/23	U.S.$ 11,560	11,704,500
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	5,885	6,090,975
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	5	5,138

		20,744,394

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)	4,965	5,207,155

		25,951,549

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22	3,988	4,444,490

Total Corporates - Non-Investment Grades (cost $68,283,278)		78,027,074

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.3%
Quasi-Sovereign Bonds - 1.3%
Indonesia - 0.2%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)	U.S.$	8,297	$9,375,610

Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)		7,742	9,638,790

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		12,990	15,417,597

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		12,315	12,919,691

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		12,650	13,472,250

Total Quasi-Sovereigns (cost $53,832,499)			60,823,938

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Indonesia - 0.3%
Republic of Indonesia
5.25%, 1/17/42 (a)		12,420	14,422,725

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		3	3,218

Qatar - 0.3%
Qatar Government International Bond
4.50%, 1/20/22 (a)		11,649	13,367,227

Russia - 0.1%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)		4,623	5,937,621

Total Governments - Sovereign Bonds (cost $28,346,937)			33,730,791

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California GO
5.75%, 3/01/17		10	11,470
7.625%, 3/01/40		8,520	12,308,844

Total Local Governments - Municipal Bonds (cost $8,671,102)			12,320,314

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Non-Agency Fixed Rate - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.737%, 5/25/35		5,912	5,652,444

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.748%, 5/28/35	U.S.$	1,605	$1,386,849

Total Collateralized Mortgage Obligations (cost $7,447,394)			7,039,293

BANK LOANS - 0.0%
Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (b)(g)(h)(i)		1,038	0

Technology - 0.0%
IPC Systems, Inc.
5.46%, 6/01/15 (b)		2,000	1,566,660

Total Bank Loans (cost $2,059,161)			1,566,660

SHORT-TERM INVESTMENTS - 9.7%
Repurchase Agreements - 3.3%
HSBC Securities New York 0.17%, dated 12/10/12 due 2/07/13 in the amount of $150,041,792 (collateralized by $150,000,000 U.S.Treasury Note, 1.25% due 2/15/14, value$152,336,844) (cost $150,000,000)		150,000	150,000,000

Time Deposit - 3.5%
State Street Time Deposit
0.01%, 1/02/13 (cost $162,273,005)		162,273	162,273,005

Treasury Bill - 2.9%
Japan Treasury Discount Bill
Series 321
0.01%, 2/12/13 (cost $140,699,817)	JPY	11,590,000	133,765,281

Total Short-Term Investments (cost $452,972,822)			446,038,286

U.S. $ Value
Total Investments - 109.1% (cost $4,742,412,387) (j)	$5,029,279,602
Other assets less liabilities - (9.1)% (k)	(420,969,691)

Net Assets - 100.0%	$4,608,309,911

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	150	March 2013	$33,060,968	$33,070,312	$(9,344)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank NA	EUR	12,021	USD	15,743	1/17/13	(126,683)
Citibank NA	JPY	11,590,000	USD	140,758	2/12/13	6,938,701
Royal Bank of Canada	CAD	21,847	USD	22,163	1/31/13	212,467
Royal Bank of Scotland PLC	USD	698	CAD	694	1/31/13	(748)

						$7,023,737

INTEREST RATE SWAP CONTRACTS

				Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date		Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	1/30/17	USD	1.059%		3 Month LIBOR	$(1,040,557)
JPMorgan Chase Bank, NA	2/7/22	USD	2.043%		3 Month LIBOR	(2,248,722)

						$(3,289,279)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC.:
Bank of America Corp.,
5.65% 5/01/18, 9/20/17*	1.00%	1.22%	$1,630	$(16,802)	$(106,741)	$89,939
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95% 9/15/16, 9/20/17*	1.00	1.51	12,540	(295,519)	(416,424)	120,905

				$(312,321)	$(523,165)	$210,844

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity		U.S. $ Value at December 31, 2012
Credit Suisse First Boston+	(0.75	)%*	– 0	–	$4,751,518
ING Bank Amsterdam+	(0.88	)%*	– 0	–	503,693
ING Bank Amsterdam+	(0.75	)%*	– 0	–	1,821,944

					$7,077,155

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2012
*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $539,867,210 or 11.7% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2012.
(d)	Variable rate coupon, rate shown as of December 31, 2012.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,798,699
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $7,154,875.
(g)	Fair valued by the Adviser.
(h)	Illiquid security.
(i)	Security is in default and is non-income producing.

(j)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $297,572,171 and gross unrealized depreciation of investments was $(10,704,956), resulting in net unrealized appreciation of $286,867,215.
(k)	An amount of U.S. $33,750 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar
Glossary:
ABS	–	Asset-Backed Securities
ARMs	–	Adjustable Rate Mortgages
CMBS	–	Commercial Mortgage-Backed Securities
GO	–	General Obligation
LIBOR	–	London Interbank Offered Rates
REIT	–	Real Estate Investment Trust
TBA	–	To Be Announced

Sanford C. Bernstein Fund, Inc. - Intermediate Duration Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$1,330,747,157		$	– 0	–	$1,330,747,157
Mortgage Pass - Throughs		– 0	–	1,123,552,037			– 0	–	1,123,552,037
Governments - Treasuries		– 0	–	806,897,730			– 0	–	806,897,730
Asset-Backed Securities		– 0	–	465,970,415			40,230,267		506,200,682
Agencies		– 0	–	323,594,835			– 0	–	323,594,835
Commercial Mortgage-Backed Securities		– 0	–	274,299,321			24,441,484		298,740,805
Corporates - Non-Investment Grades		– 0	–	78,027,074			– 0	–	78,027,074
Quasi-Sovereigns		– 0	–	60,823,938			– 0	–	60,823,938
Governments - Sovereign Bonds		– 0	–	33,730,791			– 0	–	33,730,791
Local Governments - Municipal Bonds		– 0	–	12,320,314			– 0	–	12,320,314
Collateralized Mortgage Obligations		– 0	–	1,386,849			5,652,444		7,039,293
Bank Loans		– 0	–	– 0	–		1,566,660		1,566,660
Short-Term Investments:
Repurchase Agreements		– 0	–	150,000,000			– 0	–	150,000,000
Time Deposit		– 0	–	162,273,005			– 0	–	162,273,005
Treasury Bill		– 0	–	133,765,281			– 0	–	133,765,281

Total Investments in Securities		– 0	–	4,957,388,747			71,890,855		5,029,279,602
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	7,151,168			– 0	–	7,151,168
Credit Default Swap Contracts		– 0	–	210,844			– 0	–	210,844

Investments in Securities:	Level 1		Level 2		Level 3		Total
Liabilities:
Futures Contracts	(9,344)		– 0	–	– 0	–	(9,344)
Forward Currency Exchange Contracts	– 0	–	(127,431)		– 0	–	(127,431)
Interest Rate Swap Contracts	– 0	–	(3,289,279)		– 0	–	(3,289,279)

Total^	$(9,344)		$4,961,334,049		$71,890,855		$5,033,215,560

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities			Collateralized Mortgage Obligations
Balance as of 9/30/12	$65,762,852			$24,284,893		$9,583,522
Accrued discounts/(premiums)	467			(81,098)		792
Realized gain (loss)	(14,171,529)			– 0	–	(974,238)
Change in unrealized appreciation/depreciation	14,004,148			237,689		905,224
Purchases	– 0	–		– 0	–	– 0	–
Sales	(6,271,659)			– 0	–	(2,477,720)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	(19,094,012)			– 0	–	(1,385,136)

Balance as of 12/31/12+	$40,230,267			$24,441,484		$5,652,444

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(116,757)			$237,689		$(62,001)

	Bank Loans		Warrants			Total
Balance as of 9/30/12	$1,789,207		$	– 0	–	$101,420,474
Accrued discounts/(premiums)	1,489			– 0	–	(78,350)
Realized gain (loss)	(1,079,164)			– 0	–	(16,224,931)
Change in unrealized appreciation/depreciation	972,864			– 0	–	16,119,925
Purchases	– 0	–		– 0	–	– 0	–
Sales	(117,736)			– 0	–	(8,867,115)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	(20,479,148)

Balance as of 12/31/12	$1,566,660		$	– 0	–	$71,890,855

Net change in unrealized appreciation/depreciationfrom Investments held as of 12/31/12	$(133,340)		$	– 0	–	$(74,409)

+	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$40,230,267	Third Party Vendor	Evaluated Quotes	$85.55 - $102.57
Commercial Mortgage-Backed Securities	$24,441,484	Third Party Vendor	Evaluated Quotes	$100.31 - $116.62
Collateralized Mortgage Obligations	$5,652,444	Third Party Vendor	Evaluated Quotes	$95.61
Bank Loans	$1,566,660	Third Party Vendor	Vendor Quotes	$78.33
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 33.9%
United States - 33.9%
U.S. Treasury Notes
0.125%, 7/31/14-12/31/14	U.S.$	24,200	$24,142,375
0.25%, 9/15/14-9/30/14		19,655	19,659,599
0.375%, 7/31/13		31,215	31,258,888
0.625%, 4/30/13		38,400	38,467,507
0.75%, 10/31/17		3,680	3,692,074
0.875%, 4/30/17		13,375	13,539,058
1.375%, 1/15/13		35,108	35,123,196
3.375%, 7/31/13		30,160	30,721,971

Total Governments - Treasuries (cost $196,396,846)			196,604,668

MORTGAGE PASS - THROUGHS - 33.1%
Agency Fixed Rate 15-Year - 14.9%
Federal Home Loan Mortgage Corp. Gold
3.50%, 7/01/27		5,356	5,693,977
4.50%, 6/01/25		4,413	4,697,312
5.00%, 7/01/25		2,000	2,148,421
6.50%, 3/01/26		7,775	8,051,573
Series 2011
3.50%, 6/01/26		3,877	4,077,008
Federal National Mortgage Association
3.00%, TBA		17,550	18,523,477
3.50%, 3/01/26-2/01/27		30,020	31,960,535
6.00%, 12/01/21		40	44,101
Series 2000
7.50%, 3/01/15		29	30,663
Series 2001
6.00%, 11/01/16-12/01/16		306	324,972
Series 2002
6.00%, 2/01/17		220	234,079
8.00%, 8/01/16		73	77,941
Series 2012
3.00%, 3/01/27-8/01/27		10,326	10,977,159

			86,841,218

Agency ARMs - 14.4%
Federal Home Loan Mortgage Corp.
2.022%, 8/01/42 (a)		5,884	6,096,239
2.489%, 7/01/42 (a)		7,693	8,051,774
3.034%, 6/01/37 (a)		6,999	7,510,598
Series 2005
2.899%, 5/01/35 (a)		1,243	1,325,511
Federal National Mortgage Association
2.127%, 8/01/42 (a)		4,916	5,092,570
2.247%, 8/01/42 (a)		3,921	4,073,431
2.385%, 6/01/42 (a)		3,392	3,533,921
2.397%, 1/01/36 (a)		1,396	1,488,461
2.442%, 5/01/42 (a)		5,646	5,883,474
2.498%, 6/01/42 (b)		5,991	6,261,857
2.663%, 8/01/42 (a)		7,649	8,009,929
2.674%, 8/01/42 (a)		7,598	7,957,301

	Principal Amount (000)		U.S. $ Value
2.722%, 6/01/42 (a)	U.S.$	8,676	$9,088,506
Series 2003
2.81%, 12/01/33 (a)		272	290,464
Series 2005
2.317%, 2/01/35 (b)		1,627	1,739,259
3.084%, 10/01/35 (a)		2,157	2,303,831
Series 2006
2.526%, 1/01/36 (a)		3,031	3,229,397
3.092%, 7/01/36 (a)		968	1,033,388
Series 2007
2.134%, 1/01/37 (b)		9	9,968
Series 2009
2.77%, 7/01/38 (a)		745	799,740

			83,779,619

Agency Fixed Rate 30-Year - 3.8%
Federal Home Loan Mortgage Corp. Gold
Series 2009
5.50%, 10/01/39		2,575	2,784,851
Federal National Mortgage Association
4.50%, 8/01/39-4/01/41		4,671	5,192,748
5.50%, TBA		5,375	5,839,433
6.00%, 2/01/37-10/01/38		6,523	7,141,132
Series 2010
6.00%, 4/01/40		571	624,576
Government National Mortgage Association
Series 2002
7.50%, 3/15/32		202	249,341

			21,832,081

Total Mortgage Pass-Throughs (cost $191,559,776)			192,452,918

ASSET-BACKED SECURITIES - 13.8%
Autos-Fixed Rate - 6.6%
Ally Auto Receivables Trust
Series 2010-1, Class B
3.29%, 3/15/15 (c)		3,595	3,693,517
Series 2012-1, Class A2
0.71%, 9/15/14		1,043	1,044,483
Series 2012-5, Class A2
0.45%, 7/15/15		920	919,907
Series 2012-A, Class C
2.40%, 11/15/17 (c)		1,455	1,492,210
Ally Master Owner Trust
Series 2011-3, Class A2
1.81%, 5/15/16		1,605	1,629,131
AmeriCredit Automobile Receivables Trust
Series 2012-2, Class A3
1.05%, 10/11/16		2,140	2,156,891
Series 2012-4, Class A2
0.49%, 4/08/16		2,255	2,255,713

	Principal Amount (000)		U.S. $ Value
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)	U.S.$	1,095	$1,116,997
Bank of America Auto Trust
Series 2009-2A, Class A4
3.03%, 10/15/16 (c)		1,028	1,032,746
Series 2012-1, Class A4
1.03%, 12/15/16		990	1,000,197
Series 2012-1, Class C
2.09%, 7/17/17		1,825	1,851,727
BMW Vehicle Owner Trust
Series 2010-A, Class A3
1.39%, 4/25/14		240	240,083
CarMax Auto Owner Trust
Series 2010-1, Class A3
1.56%, 7/15/14		233	233,680
Ford Credit Auto Lease Trust
Series 2011-A, Class A2
0.74%, 9/15/13		395	395,550
Series 2012-B, Class A2
0.54%, 11/15/14		1,750	1,750,995
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		3,430	3,431,511
Mercedes-Benz Auto Lease Trust
Series 2011-B, Class A2
0.90%, 1/15/14 (c)		1,007	1,007,518
Mercedes-Benz Auto Receivables Trust
Series 2009-1, Class A4
2.43%, 3/15/16		31	31,121
Mercedes-Benz Master Owner Trust 2012-A
Series 2012-AA, Class A
0.79%, 11/15/17 (c)		1,605	1,602,764
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		1,739	1,740,906
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		1,268	1,270,883
Series 2012-B, Class A2A
0.45%, 6/15/15		793	792,833
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 7/15/14		724	725,692
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A2
0.92%, 2/20/14 (c)		766	766,432
Santander Drive Auto Receivables Trust
Series 2012-6, Class A2
0.47%, 9/15/15		1,280	1,280,027
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)		331	330,789
Series 2012-4US, Class A2A
0.67%, 6/14/15		1,070	1,070,059

	Principal Amount (000)		U.S. $ Value
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/13	U.S.$	259	$259,505
Volkswagen Auto Loan Enhanced Trust
Series 2012-1, Class A2
0.61%, 10/20/14		1,130	1,131,249
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		1,730	1,740,835

			37,995,951

Credit Cards - Fixed Rate - 3.9%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		3,110	3,120,447
Chase Issuance Trust
Series 2012-A8, Class A8
0.54%, 10/16/17		5,125	5,118,594
Citibank Credit Card Issuance Trust
Series 2005-A9, Class A9
5.10%, 11/20/17		2,655	2,995,947
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		927	933,991
Series 2012-A3, Class A3
0.86%, 11/15/17		951	957,165
Dryrock Issuance Trust
Series 2012-2, Class A
0.64%, 8/15/18		1,750	1,748,960
GE Capital Credit Card Master Note Trust
Series 2012-1, Class A
1.03%, 1/15/18		3,585	3,621,606
Series 2012-6, Class A
1.36%, 8/17/20		1,675	1,698,626
Series 2012-7, Class A
1.76%, 9/15/22		1,445	1,445,287
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		965	975,659

			22,616,282

Autos - Floating Rate - 1.3%
Ally Master Owner Trust
Series 2011-4, Class A1
1.009%, 9/15/16 (b)		2,995	3,018,205
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.609%, 9/15/17 (b)(c)		2,289	2,285,780
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.701%, 6/20/17 (b)		2,340	2,350,495

			7,654,480

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 1.1%
Discover Card Master Trust
Series 2010-A1, Class A1
0.859%, 9/15/15 (b)	U.S.$	3,271	$3,274,562
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.909%, 2/15/17 (b)(c)		1,520	1,529,737
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.779%, 3/18/14 (b)(c)		1,692	1,695,486

			6,499,785

Other ABS - Fixed Rate - 0.7%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (c)	CAD	336	337,958
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	U.S.$	793	796,170
GE Equipment Transportation LLC
Series 2012-1, Class A3
0.99%, 11/23/15		3,175	3,194,678

			4,328,806

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33		615	630,359
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (d)(e)		13	0

			630,359

Home Equity Loans - Floating Rate - 0.1%
HSBC Home Equity Loan Trust
Series 2006-1, Class M1
0.491%, 1/20/36 (b)		415	389,010

Total Asset-Backed Securities (cost $79,844,617)			80,114,673

COMMERCIAL MORTGAGE - BACKED SECURITIES - 10.2%
Non-Agency Fixed Rate CMBS - 8.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45		9	9,027
Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class A1
3.156%, 7/10/46 (c)		4,235	4,464,246
Series 2012-CR3, Class A1
0.666%, 11/15/45		2,550	2,549,354
Series 2012-CR4, Class A1
0.704%, 10/15/45		2,509	2,509,439
Series 2012-CR5, Class A1
0.673%, 12/10/45		1,799	1,797,065

	Principal Amount (000)		U.S. $ Value
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1
0.662%, 11/10/45	U.S.$	2,814	$2,812,539
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38		108	109,030
Series 2007-LDPX, Class A2S
5.305%, 1/15/49		8	8,488
Series 2010-C1, Class A1
3.853%, 6/15/43 (c)		2,695	2,863,564
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		1,198	1,252,788
Series 2011-C3, Class A1
1.875%, 2/15/46 (c)		2,576	2,618,639
Series 2011-C4, Class A1
1.525%, 7/15/46 (c)		1,116	1,130,199
Series 2012-C6, Class A1
1.031%, 5/15/45		1,511	1,520,219
Series 2012-CBX, Class A1
0.958%, 6/15/45		2,549	2,557,365
Series 2012-LC9, Class A1
0.67%, 12/15/47		786	784,971
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		1,365	1,390,945
Morgan Stanley Capital I Trust 2011-C3
Series 2011-C3, Class A1
2.178%, 7/15/49		1,372	1,409,294
Morgan Stanley Capital I, Inc.
Series 2011-C1, Class A1
2.602%, 9/15/47 (c)		2,584	2,660,828
Series 2011-C2, Class A1
1.48%, 6/15/44 (c)		2,432	2,464,081
RBSCF Trust
Series 2010-MB1, Class A1
2.367%, 4/15/24 (c)		2,202	2,243,891
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1
0.673%, 12/10/45		1,990	1,988,579
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1
0.687%, 10/15/45		2,996	2,997,531
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1
2.501%, 2/15/44 (c)		1,117	1,144,907
Series 2012-C10, Class A1
0.734%, 12/15/45		3,635	3,638,010
Series 2012-C9, Class A1
0.673%, 11/15/45		3,069	3,068,957

			49,993,956

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 1.1%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.509%, 6/15/22 (b)(c)	U.S.$	997	$925,559
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
0.679%, 10/15/21 (b)(c)		2,000	1,926,336
Series 2007-TFLA, Class A2
0.329%, 2/15/22 (b)(c)		1,524	1,487,857
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A2
0.329%, 9/15/21 (b)(c)		2,163	2,136,544

			6,476,296

Agency CMBS - 0.5%
Government National Mortgage Association
Series 2006-51
0.477%, 8/16/46 (f)		5,577	129,627
NCUA Guaranteed Notes
Series 2010-C1, Class A1
1.60%, 10/29/20		2,435	2,473,750

			2,603,377

Total Commercial Mortgage-Backed Securities (cost $59,150,211)			59,073,629

CORPORATES - INVESTMENT GRADES - 9.6%
Industrial - 8.4%
Capital Goods - 0.9%
Caterpillar Financial Services Corp.
1.375%, 5/20/14		3,555	3,598,179
Eaton Corp.
0.638%, 6/16/14 (b)		1,812	1,809,414

			5,407,593

Communications - Telecommunications - 1.6%
AT&T, Inc.
1.40%, 12/01/17		2,035	2,035,383
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14		3,170	3,327,689
Verizon Communications, Inc.
1.25%, 11/03/14		2,645	2,676,245
1.95%, 3/28/14		880	895,910

			8,935,227

Consumer Cyclical - Automotive - 0.5%
American Honda Finance Corp.
2.375%, 3/18/13 (c)		2,859	2,870,364

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.3%
Walt Disney Co. (The)
4.50%, 12/15/13	U.S.$	1,762	$1,830,411

Consumer Cyclical - Retailers - 0.9%
Target Corp.
0.377%, 1/11/13 (b)		4,916	4,916,492

Consumer Non - Cyclical - 1.9%
Baxter International, Inc.
1.80%, 3/15/13		946	948,621
Bottling Group LLC
5.00%, 11/15/13		1,703	1,772,294
Eli Lilly & Co.
4.20%, 3/06/14		1,885	1,966,575
GlaxoSmithKline Capital, Inc.
4.85%, 5/15/13		1,316	1,338,089
McKesson Corp.
0.95%, 12/04/15		828	829,165
Novartis Capital Corp.
4.125%, 2/10/14		1,895	1,970,851
Sanofi
1.625%, 3/28/14		1,835	1,860,885

			10,686,480

Energy - 0.8%
BP Capital Markets PLC
0.70%, 11/06/15		2,210	2,206,833
Chevron Corp.
1.104%, 12/05/17		2,125	2,139,837
ConocoPhillips
4.75%, 2/01/14		471	492,326

			4,838,996

Technology - 1.5%
Cisco Systems, Inc.
1.625%, 3/14/14		3,635	3,689,394
2.90%, 11/17/14		250	260,922
Oracle Corp.
4.95%, 4/15/13		1,344	1,361,248
Texas Instruments, Inc.
1.375%, 5/15/14		3,550	3,597,073

			8,908,637

			48,394,200

Financial Institutions - 1.2%
Banking - 0.6%
JPMorgan Chase & Co.
Series G
1.10%, 10/15/15		2,190	2,189,932
UnionBanCal Corp.
5.25%, 12/16/13		1,545	1,605,898

			3,795,830

	Principal Amount (000)		U.S. $ Value
Finance - 0.6%
General Electric Capital Corp.
1.875%, 9/16/13	U.S.$	3,286	$3,318,407

			7,114,237

Total Corporates - Investment Grades (cost $54,992,531)			55,508,437

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
Agency Fixed Rate - 2.1%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24		5,815	5,988,927
Federal National Mortgage Association
Series 2010-9, Class EA
3.50%, 1/25/24		3,012	3,121,536
Series 2011-39, Class DA
3.50%, 7/25/24		3,149	3,233,513

			12,343,976

Agency Floating Rate - 0.8%
Freddie Mac Reference REMICs
Series R008, Class FK
0.609%, 7/15/23 (b)		43	42,873
NCUA Guaranteed Notes
Series 2010-R3, Class 1A
0.773%, 12/08/20 (b)		4,519	4,541,701

			4,584,574

Non-Agency Floating Rate - 0.2%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
0.65%, 2/25/42 (b)(c)		1,133	941,365

Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36 (a)		193	195,420

Total Collateralized Mortgage Obligations (cost $18,300,865)			18,065,335

GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Netherlands - 0.6%
Achmea Hypotheekbank NV
0.663%, 11/03/14 (b)(c) (cost $3,414,421)		3,415	3,414,918

U.S. $ Value
Total Investments - 104.3% (cost $603,659,267) (g)	$605,234,578
Other assets less liabilities - (4.3)% (h)	(24,785,178)

Net Assets - 100.0%	$580,449,400

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	694	March 2013	$152,957,295	$153,005,313	$48,018
Sold Contracts
U.S. T-Note 10 Yr Futures	79	March 2013	10,517,991	10,489,719	28,272

					$76,290

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	CAD	457	USD	463	1/31/13	$4,468
State Street Bank & Trust Co.	USD	86	CAD	85	1/31/13	(170)

						$4,298

(a)	Variable rate coupon, rate shown as of December 31, 2012.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $53,178,926 or 9.2% of net assets.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.00% of net assets as of December 31, 2012, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$13,205	$0	0.00%

(e)	Fair valued by the Adviser.
(f)	IO - Interest Only
(g)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,676,653 and gross unrealized depreciation of investments was $(1,101,342), resulting in net unrealized appreciation of $1,575,311.
(h)	An amount of U.S. $169,580 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$196,604,668		$	– 0	–	$196,604,668
Mortgage Pass-Throughs		– 0	–	192,452,918			– 0	–	192,452,918
Asset-Backed Securities		– 0	–	74,766,498			5,348,175		80,114,673
Commercial Mortgage-Backed Securities		– 0	–	50,321,644			8,751,985		59,073,629
Corporates - Investment Grades		– 0	–	55,508,437			– 0	–	55,508,437
Collateralized Mortgage Obligations		– 0	–	16,928,550			1,136,785		18,065,335
Governments - Sovereign Agencies		– 0	–	3,414,918			– 0	–	3,414,918

Total Investments in Securities		– 0	–	589,997,633			15,236,945		605,234,578
Other Financial Instruments* :
Assets:
Futures Contracts		76,290		– 0	–		– 0	–	76,290
Forward Currency Exchange Contracts		– 0	–	4,468			– 0	–	4,468
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(170)			– 0	–	(170)

Total^		$76,290		$590,001,931			$15,236,945		$605,315,166

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/12	$9,177,230		$6,800,534		$1,188,125
Accrued discounts/(premiums)	184		1,330		8
Realized gain (loss)	7,029		54,257		142
Change in unrealized appreciation/depreciation	(16,751)		95,385		3,732
Purchases	– 0	–	4,013,844		– 0	–
Sales	(1,467,939)		(2,213,365)		(55,222)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(2,351,578)		– 0	–	– 0	–

Balance as of 12/31/12+	$5,348,175		$8,751,985		$1,136,785

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(16,610)		$95,385		$3,732

	Total
Balance as of 9/30/12	$17,165,889
Accrued discounts/(premiums)	1,522
Realized gain (loss)	61,428
Change in unrealized appreciation/depreciation	82,366
Purchases	4,013,844
Sales	(3,736,526)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	(2,351,578)

Balance as of 12/31/12	$15,236,945

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$82,507

+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Asset-Backed Securities	$5,348,175	Third Party Vendor	Evaluated Quotes	$93.63 - $102.57
		Qualitative Assessment		$0.00
Commercial Mortgage-Backed Securities	$8,751,985	Third Party Vendor	Evaluated Quotes	$92.79 - $102.50
Collateralized Mortgage Obligations	$1,136,785	Third Party Vendor	Evaluated Quotes	$83.06 - $101.06

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 56.0%
United States - 56.0%
U.S. Treasury Notes
0.125%, 12/31/14	$2,835	$2,827,913
0.25%, 1/31/14-9/30/14	26,710	26,723,680
0.375%, 7/31/13	5,365	5,372,543
0.625%, 2/28/13	2,680	2,682,302
0.75%, 10/31/17	1,865	1,871,119
0.875%, 4/30/17	505	511,194
1.00%, 9/30/16	803	818,307
1.25%, 4/15/14	1,109	1,123,642
1.375%, 1/15/13	13,445	13,450,781
3.375%, 7/31/13	6,785	6,911,425

Total Governments - Treasuries (cost $62,239,792)		62,292,906

MORTGAGE PASS-THROUGHS - 35.6%
Agency Fixed Rate 15-Year - 16.9%
Federal Home Loan Mortgage Corp. Gold
3.50%, 7/01/27	1,131	1,202,232
4.50%, 6/01/25	933	992,802
5.00%, 7/01/25	1,230	1,321,156
6.50%, 3/01/26	1,623	1,681,100
Series 2011
3.50%, 6/01/26	1,150	1,209,282
Federal National Mortgage Association
3.50%, 3/01/26-1/01/27	5,353	5,695,300
4.50%, TBA	1,100	1,183,188
4.50%, 6/01/26	2,038	2,201,347
5.50%, 9/01/19	192	206,688
Series 2000
7.50%, 3/01/15	10	10,951
Series 2001
6.00%, 11/01/16	129	136,814
Series 2002
8.00%, 8/01/16	28	29,516
Series 2012
3.00%, 3/01/27-8/01/27	2,741	2,914,732

		18,785,108

Agency ARMs - 16.5%
Federal Home Loan Mortgage Corp.
2.022%, 8/01/42 (a)	1,240	1,284,781
2.489%, 7/01/42 (a)	1,627	1,703,260
Series 2005
2.899%, 5/01/35 (a)	338	360,293
Federal National Mortgage Association
2.127%, 8/01/42 (a)	1,036	1,073,258
2.247%, 8/01/42 (a)	827	858,876
2.385%, 6/01/42 (a)	744	775,111
2.397%, 1/01/36 (a)	392	418,185
2.442%, 5/01/42 (a)	1,247	1,299,527
2.498%, 6/01/42 (b)	1,263	1,320,262
2.663%, 8/01/42 (a)	1,618	1,694,017

	Principal Amount (000)	U.S. $ Value
2.674%, 8/01/42 (a)	$1,601	$1,677,000
2.722%, 6/01/42 (a)	1,828	1,915,401
Series 2003
2.81%, 12/01/33 (a)	743	793,589
Series 2005
2.317%, 2/01/35 (b)	472	504,447
Series 2006
2.526%, 1/01/36 (a)	1,025	1,091,974
3.092%, 7/01/36 (a)	388	414,183
Series 2009
2.77%, 7/01/38 (a)	1,006	1,079,649

		18,263,813

Agency Fixed Rate 30-Year - 2.2%
Federal Home Loan Mortgage Corp. Gold
Series 2007
6.00%, 8/01/37	16	17,745
Federal National Mortgage Association
4.50%, 4/01/41	530	589,875
5.00%, 5/01/39	897	1,016,468
6.00%, 9/01/37	774	847,343

		2,471,431

Total Mortgage Pass-Throughs (cost $39,247,939)		39,520,352

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
Agency Floating Rate - 3.7%
FHLMC Structured Pass Through Securities
Series T-72, Class A1
0.413%, 3/25/36 (b)	140	136,961
NCUA Guaranteed Notes
Series 2010-R1, Class 1A
0.663%, 10/07/20 (b)	2,996	3,007,056
Series 2010-R3, Class 1A
0.773%, 12/08/20 (b)	997	1,001,721

		4,145,738

Agency Fixed Rate - 1.0%
Federal Home Loan Mortgage Corp.
Series 3948, Class DA
3.00%, 12/15/24	1,052	1,083,484

Total Collateralized Mortgage Obligations (cost $5,214,383)		5,229,222

U.S. $ Value
Total Investments - 96.3% (cost $106,702,114) (c)	$107,042,480
Other assets less liabilities - 3.7% (d)	4,163,934

Net Assets - 100.0%	$111,206,414

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	94	March 2013	$20,717,559	$20,724,063	$6,504
U.S. T-Note 5 Yr Futures	50	March 2013	6,229,395	6,220,703	(8,692)
Sold Contracts
U.S. T-Note 10 Yr Futures	11	March 2013	1,464,530	1,460,594	3,936

					$1,748

(a)	Variable rate coupon, rate shown as of December 31, 2012.
(b)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(c)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $427,690 and gross unrealized depreciation of investments was $(87,324), resulting in net unrealized appreciation of $340,366.
(d)	An amount of U.S. $40,180 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

Glossary:

ARMs	-	Adjustable Rate Mortgages
FHLMC	-	Federal Home Loan Mortgage Corporation
NCUA	-	National Credit Union Administration
TBA	-	To Be Announced

Sanford C. Bernstein Fund, Inc.

U.S. Government Short Duration Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset (including those valued based on their market values) or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$62,292,906		$	– 0	–	$62,292,906
Mortgage Pass-Throughs		– 0	–	39,520,352			– 0	–	39,520,352
Collateralized Mortgage Obligations		– 0	–	5,229,222			– 0	–	5,229,222

Total Investments in Securities		– 0	–	107,042,480			– 0	–	107,042,480
Other Financial Instruments* :
Assets:
Futures Contracts		10,440		– 0	–		– 0	–	10,440
Liabilities:
Futures Contracts		(8,692)		– 0	–		– 0	–	(8,692)

Total^		$1,748		$107,042,480		$	– 0	–	$107,044,228

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds,and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration California Municipal Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 104.4%
Long-Term Municipal Bonds - 104.4%
California - 93.8%
Bay Area Toll Auth CA
5.00%, 4/01/17 (Pre-refunded/ETM)	$2,805	$3,286,366
California Dept Wtr Res Pwr
Series 2010M
5.00%, 5/01/15	1,430	1,578,205
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	5,000	5,123,250
California Ed Fac Auth (Stanford Univ)
5.00%, 3/15/14	2,520	2,663,312
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
4.00%, 8/15/14	1,250	1,316,075
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	1,210	1,254,153
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	350	355,863
California Pub Wks Brd (Univ of California Lease)
Series 2012F
4.00%, 10/01/15	1,055	1,153,294
California Statewide CDA (Odd Fellows Home)
Series 2012A
4.00%, 4/01/16	1,080	1,169,381
Contra Costa CA Trnsp Auth (Contra Costa CA Trnsp Sales Tax)
Series 2012B
4.00%, 3/01/16	1,620	1,791,526
East Bay Mud CA Wtr Sys
Series 2013A
5.00%, 6/01/16-6/01/17 (a)	3,435	3,931,287
Golden St Tobacco Sec CA
5.50%, 6/01/13 (Pre-refunded/ETM)	1,855	1,894,790
6.25%, 6/01/13 (Pre-refunded/ETM)	840	860,412
Irvine CA Pub Fac Auth Assmt
Series 2012A
3.00%, 9/02/14	1,000	1,024,510
Los Angeles CA Dept W&P Pwr
Series 2012C
5.00%, 1/01/16	2,105	2,354,632
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	1,935	1,970,701
Los Angeles CA USD COP
5.00%, 12/01/13	1,715	1,783,411
Los Angeles CA USD GO
AGM

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/13 (Pre-refunded/ETM)	$6,000	$6,140,280
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA Mta Sales Tax)
2.00%, 7/01/14	2,990	3,063,793
5.00%, 7/01/15 (a)	2,500	2,736,300
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/13	2,155	2,202,561
Met Wtr Dist Southern CA Wtr
2012E-2
3.00%, 7/01/35	1,000	1,056,970
Series 2011B
4.00%, 7/01/13	3,645	3,713,198
Orange Cnty CA Santn COP
Series 2011A
4.00%, 8/01/14	4,410	4,664,016
Port of Oakland CA
Series 2011 O
5.00%, 5/01/14	1,750	1,852,182
San Diego Cnty CA Regl Trnsp Commn
Series 2012A
4.00%, 4/01/15	3,240	3,497,742
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
Series 2012A
3.00%, 7/01/15	1,000	1,061,570
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
AGC Series Second-34E
4.00%, 5/01/13	1,250	1,264,763
Santa Clara CA USD GO
4.00%, 7/01/13	1,390	1,415,590
Series 2011A
4.00%, 7/01/13	1,730	1,761,849
Southern CA Pub Pwr Auth
4.00%, 7/01/13	1,200	1,222,032
5.00%, 7/01/15	1,000	1,107,340
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
Series 2012A
5.00%, 7/01/16	2,255	2,573,767
Univ of California
5.00%, 5/15/14	2,000	2,126,980
NPFGC Series 2005E
5.00%, 5/15/15	1,000	1,104,360
West Contra Costa CA USD GO
AGM
5.00%, 8/01/14	1,100	1,170,543

		77,247,004

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	100	84,908

Florida - 0.8%
Durbin Crossing CDD FL

	Principal Amount (000)	U.S. $ Value
Series 1
5.25%, 11/01/15 (b) (c)	$110	$84,082
Lake Ashton II CDD FL
Series B
5.00%, 11/01/11 (b) (c)	190	62,700
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	109,598
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (d)	340	357,197

		613,577

Georgia - 3.0%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	2,450	2,457,864

Illinois - 1.9%
Cortland IL SSA #10
5.125%, 3/01/14 (c) (e)	110	51,700
Illinois GO
5.00%, 8/01/15	1,400	1,533,364

		1,585,064

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b) (c) (f)	200	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (b) (c)	200	60,000
Orange Grove CDD LA
5.30%, 11/01/21 (b) (c)	130	41,210

		101,210

New Jersey - 1.1%
New Jersey EDA (New Jersey Cigarette Tax)
5.00%, 6/15/16	820	911,094

Puerto Rico - 3.5%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/13	750	761,062
Puerto Rico GO
NPFGC
6.00%, 7/01/14	1,000	1,046,880
Puerto Rico IND Tour ED Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/15	1,015	1,090,181

		2,898,123

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/13 (Pre-refunded/ETM)	100	104,164

	Principal Amount (000)	U.S. $ Value
Total Municipal Obligations (cost $86,466,947)		$86,003,008

CORPORATES - INVESTMENT GRADES - 2.5%
Financial Institutions - 2.5%
Banking - 1.9%
Goldman Sachs Group, Inc. (The)
5.25%, 10/15/13	$500	517,506
JPMorgan Chase & Co.
1.875%, 3/20/15	500	508,990
Merrill Lynch & Co., Inc.
5.45%, 2/05/13	525	527,279

		1,553,775

Finance - 0.6%
General Electric Capital Corp.
1.625%, 7/02/15	512	520,496

Total Corporates - Investment Grades (cost $2,046,553)		2,074,271

Total Investments - 106.9% (cost $88,513,500) (g)		88,077,279
Other assets less liabilities - (6.9)%		(5,714,131)

Net Assets - 100.0%		$82,363,148

(a)	When-Issued or delayed delivery security.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the market value of this security amounted to $357,197 or 0.4% of net assets.
(e)	Defaulted.
(f)	Fair valued by the Adviser.
(g)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $289,241 and gross unrealized depreciation of investments was $(725,462), resulting in net unrealized depreciation of $(436,221).

As of December 31, 2012, the Fund held 17.2% of net assets in insured bonds (of this amount 43.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NPFGC	-	National Public Finance Guarantee Corporation

SSA	-	Special Services Area
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Short Duration California Municipal Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$85,048,783		$954,225		$86,003,008
Corporates - Investment Grades		– 0	–	2,074,271		– 0	–	2,074,271

Total Investments in Securities		– 0	–	87,123,054		954,225		88,077,279
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$87,123,054		$954,225		$88,077,279

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

^ There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 09/30/12	$960,572		$960,572
Accrued discounts/(premiums)	(104)		(104)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	3,757		3,757
Purchases	– 0	–	– 0	–
Sales	(10,000)		(10,000)

	Long-Term Municipal Bonds		Total
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$954,225		$954,225

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$3,757		$3,757

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$954,225	Third Party Vendor	Evaluated Quotes	$30.00 - $109.60
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.6%
Long-Term Municipal Bonds - 93.6%
New York - 83.4%
Hempstead Town NY GO
4.00%, 8/15/15	$1,315	$1,436,164
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/14	4,360	4,597,838
NPFGC Series 2006D
2.429%, 9/01/15 (a)	2,050	2,096,699
Metropolitan Trnsp Auth NY
0.419%, 11/01/22 (b)	2,825	2,632,962
Series 2012D
4.00%, 11/15/15	1,400	1,522,416
Series 2012H
5.00%, 11/15/17	1,350	1,586,763
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2010A-1
5.00%, 11/15/13	3,220	3,351,601
Monroe Cnty NY IDA (New York St Lease Rochester Sch)
Series 2012A
5.00%, 5/01/15	1,500	1,650,315
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	4,510	5,232,998
New York City Trnsl Fin Auth Future Tax Secured Revenue
5.00%, 11/01/15	315	354,901
New York NY GO
5.00%, 8/01/13-1/01/14	4,460	4,618,020
Series 2004B
1.158%, 8/01/13 (a)	2,540	2,553,183
Series 2012A
5.00%, 8/01/16	2,855	3,274,571
New York NY Mun Wtr Fin Auth
Series 2009BB
5.00%, 6/15/13	4,315	4,407,557
New York NY Trnsl Fin Auth
5.00%, 2/01/14-11/01/15	7,895	8,624,091
Series 2007B
5.00%, 11/01/13 (Pre-refunded/ETM)	515	535,059
5.00%, 11/01/13	485	504,138
Series 2011E
5.00%, 11/01/14	3,045	3,301,176
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/14	3,685	3,892,281
Series 2011C
4.00%, 3/15/15	1,700	1,829,846
New York St Dormitory Auth (New York Univ)
NPFGC
5.75%, 7/01/14	2,000	2,158,980
New York St Energy Res & Dev Auth (New York St Elec And Gas Corp.)

	Principal Amount (000)	U.S. $ Value
NPFGC Series 2010C
0.577%, 4/01/34 (b)	$2,325	$1,996,645
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.25%, 6/15/14	1,650	1,767,612
Series 2012A
4.00%, 6/15/15	2,000	2,174,140
New York St Envrn Fac Corp. (New York St SRF)
3.00%, 2/15/13	1,405	1,409,552
New York St Loc Gov Asst Corp.
5.00%, 4/01/13	2,940	2,974,222
Series 2011A
5.00%, 4/01/14	5,000	5,291,650
AGM
0.18%, 4/01/17 (b)	850	806,859
New York St Pwr Auth
NPFGC
5.00%, 11/15/14	1,000	1,084,940
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AGM Series 5B
5.00%, 4/01/14	3,000	3,174,600
NPFGC-RE Series B
5.00%, 4/01/13	1,815	1,836,036
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/16	1,000	1,116,660
Port Authority of NY & NJ
3.00%, 10/01/14	3,000	3,123,480
4.00%, 9/15/13	3,840	3,935,578
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	1,000	1,005,370
Suffolk Cnty NY GO
Series 2011B
3.00%, 10/15/13	3,965	4,041,168
Triborough Brdg & Tunl Auth NY
Series 2012A
5.00%, 11/15/16	1,000	1,158,230
Yonkers NY GO
Series 2011A
5.00%, 10/01/13	1,225	1,264,261

		98,322,562

California - 4.7%
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	2,500	2,552,925
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	2,900	2,970,383

		5,523,308

	Principal Amount (000)	U.S. $ Value
Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	$108	$91,701

Florida - 3.1%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	3,000	3,056,370
Dupree Lakes CDD FL
6.83%, 11/01/15	40	39,888
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (c) (d)	140	107,013
New River CDD FL
1.00%, 5/01/18-5/01/38 (c)	165	74,250
Series 2010A1
5.75%, 5/01/38 (c)	35	27,995
Series 2010B1
5.00%, 5/01/15 (c)	35	33,418
Series B
5.00%, 5/01/13 (c) (e)	65	1
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (c)	20	21,240
Series 2010A-2
6.125%, 5/01/35(c)	50	44,168
Series 2010B
5.125%, 5/01/17 (c)	110	104,049
Series 4B
5.125%, 5/01/09 (c) (e) (f)	45	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	175	163,845

		3,672,237

Illinois - 1.2%
Cortland IL SSA #10
5.125%, 3/01/14 (c) (g)	153	71,910
Illinois GO
5.00%, 8/01/15	1,300	1,423,838

		1,495,748

Louisiana - 0.1%
Coves of The Highland CDD LA
5.60%, 11/01/13 (c) (d) (f)	270	0
Isabella Lakes CDD LA
6.00%, 8/01/22 (c) (d)	255	76,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (c) (d)	115	38,520
Whispering Springs CDD LA

	Principal Amount (000)	U.S. $ Value
5.20%, 10/01/21 (c) (d)	$120	$30,600

		145,620

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	40	39,925

Puerto Rico - 0.9%
Puerto Rico GO
5.25%, 7/01/14	1,000	1,035,990

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/13 (Pre-refunded/ETM)	100	104,164

Total Municipal Obligations (cost $111,180,115)		110,431,255

CORPORATES - INVESTMENT GRADES - 5.2%
Financial Institutions - 3.3%
Banking - 2.6%
Bank of America Corp.
7.375%, 5/15/14	375	406,068
Capital One Financial Corp.
2.125%, 7/15/14	370	376,653
Citigroup, Inc.
5.50%, 4/11/13	630	636,491
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	761	793,651
JPMorgan Chase & Co.
2.05%, 1/24/14	791	803,376

		3,016,239

Finance - 0.7%
General Electric Capital Corp.
2.15%, 1/09/15	803	824,789

		3,841,028

Industrial - 1.9%
Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
6.50%, 11/15/13	441	462,935

Energy - 0.2%
ConocoPhillips
4.75%, 2/01/14	194	202,784

Technology - 1.3%
Hewlett-Packard Co.
4.50%, 3/01/13	770	774,100
International Business Machines Corp.

	Principal Amount (000)	U.S. $ Value
0.55%, 2/06/15	$805	$805,150

		1,579,250

		2,244,969

Total Corporates - Investment Grades (cost $5,992,094)		6,085,997

SHORT-TERM INVESTMENTS – 0.5%
Time Deposit - 0.5%
State Street Time Deposit
0.01%, 1/02/13 (cost $602,708)	603	602,708

Total Investments - 99.3% (cost $117,774,917) (h)		117,119,960
Other assets less liabilities - 0.7%		806,678

Net Assets - 100.0%		$117,926,638

(a)	Variable rate coupon, rate shown as of December 31, 2012.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2012 and the aggregate market value of these securities amounted to $5,436,466 or 4.61% of net assets.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $659,254 and gross unrealized depreciation of investments was $(1,314,211), resulting in net unrealized depreciation of $(654,957).

As of December 31, 2012, the Fund held 13.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SRF	-	State Revolving Fund
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration New York Municipal Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$106,391,685		$4,039,570		$110,431,255
Corporates - Investment Grades		– 0	–	6,085,997		– 0	–	6,085,997
Short-Term Investments		– 0	–	602,708		– 0	–	602,708

Total Investments in Securities		– 0	–	113,080,390		4,039,570		117,119,960

Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$113,080,390		$4,039,570		$117,119,960

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$4,091,675		$4,091,675
Accrued discounts/(premiums)	846		846
Realized gain (loss)	911		911
Change in unrealized appreciation/depreciation	(18,862)		(18,862)
Purchases	– 0	–	– 0	–

	Long-Term Municipal Bonds		Total
Sales	(35,000)		(35,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$4,039,570		$4,039,570

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(18,862)		$(18,862)

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$4,039,570	Third Party Vendor	Evaluated Quotes	$0.01 - $106.20
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.2%
Long-Term Municipal Bonds - 93.2%
California - 3.8%
Los Angeles Cnty CA MTA Sales Tax (Los Angeles Cnty CA Met Trnsp Auth)
Series 2011A
4.00%, 7/01/14	$7,960	$8,393,103
Pasadena CA COP
AMBAC Series 1993
5.35%, 2/01/14	3,985	4,081,716

		12,474,819

Colorado - 8.3%
Colorado Hsg & Fin Auth (Colorado Unemployment)
Series 2012A
5.00%, 5/15/14	3,620	3,848,313
Denver City & County Board of Water Commissioners
Series 2012B
3.00%, 12/15/14	3,640	3,829,207
4.00%, 12/15/15	1,935	2,129,893
5.00%, 12/15/14	6,350	6,926,390
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
4.00%, 11/15/14	7,675	8,143,175
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007J
5.00%, 12/01/14	2,345	2,533,937
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a) (b)	85	42,383

		27,453,298

Connecticut - 1.0%
Connecticut Spl Tax Obl (Connecticut Trnsp Prog Spl Tax)
Series 2011B
5.00%, 12/01/13	3,210	3,348,865

Delaware - 0.1%
Bridgeville DE Spl Obl (Heritage Shores Spl Devel Dist DE)
Series B
5.125%, 7/01/35	220	186,798

Florida - 9.8%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13	11,790	12,011,534
Dupree Lakes CDD FL
6.83%, 11/01/15	50	49,860
Florida Brd of Ed Lottery
Series 2012A
5.00%, 7/01/16-7/01/17	6,100	7,041,292
Florida GO
5.00%, 7/01/17	3,470	4,074,821
Heritage Plantation CDD FL

	Principal Amount (000)	U.S. $ Value
Series B
5.10%, 11/01/13 (a) (b)	$150	$45,000
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	100	109,598
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center Fl)
3.00%, 11/15/15	815	844,250
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (b)	30	31,861
Series 2010A-2
6.125%, 5/01/35 (b)	60	53,002
Series 2010B
5.125%, 5/01/17 (b)	130	122,967
Series 4B
5.125%, 5/01/09 (b) (c) (d)	55	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	140	131,076
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (e)	1,540	1,617,893
Sunshine St Govtl Fing Commn FL (Miami-Dade Cnty Fl Non-ad Valorem)
5.00%, 9/01/13	6,400	6,588,992

		32,722,146

Georgia - 0.9%
Georgia Mun Elec Auth
Series 2012B
5.00%, 1/01/18	2,450	2,894,552

Illinois - 7.3%
Cortland IL SSA #10
5.125%, 3/01/14 (b) (f)	182	85,540
Illinois Fin Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/15	11,045	12,212,456
Illinois GO
5.00%, 8/01/15	7,025	7,694,202
Illinois Sales Tax
4.00%, 6/15/13	4,345	4,416,606

		24,408,804

Louisiana - 0.9%
Isabella Lakes CDD LA
6.00%, 8/01/22 (a) (b)	515	154,500
Louisiana GO
5.00%, 8/01/15	2,325	2,587,911
Whispering Springs CDD LA
5.20%, 10/01/21 (a) (b)	670	170,850

		2,913,261

	Principal Amount (000)	U.S. $ Value
Massachusetts - 5.3%
Boston MA GO
4.00%, 4/01/13	$1,015	$1,024,440
Massachusetts Mun Whsl Elec Co.
Series 2012A
5.00%, 7/01/13-7/01/14	13,105	13,632,292
Massachusetts Sch Bldg Auth (Massachusetts Sch Sales Tax)
Series 2012B
5.00%, 8/15/17	2,400	2,847,288

		17,504,020

Michigan - 4.1%
Detroit MI Swr Disp
AGM
0.841%, 7/01/32 (g)	1,530	1,284,695
Michigan Fin Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/14-7/01/15	11,380	12,466,442

		13,751,137

Minnesota - 3.2%
Elk River MN ISD #728 GO
Series 2012A
5.00%, 2/01/17	4,460	5,172,530
Minnesota Lease
Series 2012A
4.00%, 3/01/16	5,000	5,493,050

		10,665,580

Mississippi - 0.8%
Mississippi Business Fin Corp. (Mississippi Power Co.)
2.25%, 12/01/40	2,520	2,521,386

Missouri - 2.7%
Springfield MO Pub Util
5.00%, 12/01/14	3,025	3,269,934
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NPFGC
5.50%, 7/01/16	5,040	5,767,726

		9,037,660

Nevada - 3.9%
Clark Cnty NV SD GO
NPFGC Series 2003D
5.50%, 6/15/13	12,570	12,860,744
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (b)	85	84,842

		12,945,586

New Jersey - 0.5%
New Jersey EDA (New Jersey Cigarette Tax)

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/16	$1,625	$1,805,521

New York - 6.6%
Metropolitan Trnsp Auth NY
0.419%, 11/01/22 (h)	7,175	6,687,258
Series 2012D
4.00%, 11/15/15	8,525	9,270,426
New York NY GO
Series 2012F
5.00%, 8/01/15	1,770	1,966,771
Series 2012G-1
5.00%, 4/01/14	3,660	3,865,472

		21,789,927

North Carolina - 2.9%
North Carolina GO
Series 2005B
5.00%, 4/01/13	1,555	1,573,209
North Carolina Turnpike Auth
4.00%, 7/01/14	4,010	4,215,232
Raleigh-Durham Arpt Auth NC (Raleigh Durham Intl Arpt)
AMBAC Series 2005B
5.00%, 5/01/13	2,000	2,030,440
NPFGC-RE
5.00%, 5/01/13	1,745	1,771,559

		9,590,440

Ohio - 0.3%
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121
5.00%, 12/15/17	1,000	1,179,350

Pennsylvania - 10.5%
Delaware Riv Port Auth PA & NJ
4.00%, 1/01/15	1,140	1,199,634
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/17	15,200	17,929,920
Pennsylvania Turnpike Comm
4.00%, 6/01/13	8,435	8,556,295
Philadelphia PA Arpt (Philadelphia Intl Airport)
4.00%, 6/15/13	2,000	2,030,600
5.00%, 6/15/13	2,505	2,554,474
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15 (b)	175	152,997
Pittsburgh & Allegheny PA Sprts-Exhb Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
4.00%, 2/01/13	2,605	2,611,799

		35,035,719

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 1.8%
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	$5,845	$5,903,742

South Carolina - 2.1%
South Carolina Pub Svc Auth
Series 2012B
5.00%, 12/01/13	3,500	3,646,790
Series 2012C
5.00%, 12/01/14	3,000	3,257,280

		6,904,070

Texas - 10.7%
Dallas TX GO
Series 2005
5.00%, 2/15/13	4,290	4,313,638
Garland TX ISD GO
Series 2005
5.00%, 2/15/13	1,660	1,669,163
San Antonio TX Elec & Gas
AGM
5.375%, 2/01/14	5,000	5,273,800
Tarrant TX Regional Wtr Dist
Series 2012A
5.00%, 3/01/17	6,115	7,149,597
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
Series 2006A
4.50%, 4/01/16	5,000	5,614,750
Series 2007
5.00%, 4/01/13	4,450	4,502,109
Univ of Houston
Series 2011A
5.00%, 2/15/14	6,800	7,154,348

		35,677,405

Virginia - 4.4%
Broad Street CDA VA
7.125%, 6/01/13 (Pre-refunded/ETM)	164	170,829
Dulles Town CTR CDA VA
3.00%, 3/01/15	1,100	1,114,938
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/14	3,500	3,676,015
Virginia Pub Bldg Auth (Virginia Lease Pub Fac)
Series 2011A
5.00%, 8/01/14	6,030	6,469,044
Virginia Trnsp Brd (Virginia Fed Hwy Grant)
Series 2012A
4.00%, 3/15/14	1,305	1,362,655
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,745	1,926,672

		14,720,153

	Principal Amount (000)	U.S. $ Value
Washington - 1.3%
City of Seattle
5.00%, 9/01/14	$3,990	$4,299,265

Total Municipal Obligations (cost $310,071,563)		309,733,504

CORPORATES - INVESTMENT GRADES - 5.4%
Financial Institutions - 3.4%
Banking - 2.7%
Bank of America Corp.
7.375%, 5/15/14	1,100	1,191,132
Capital One Financial Corp.
2.125%, 7/15/14	935	951,812
Citigroup, Inc.
5.50%, 4/11/13	1,900	1,919,576
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	2,242	2,338,195
JPMorgan Chase & Co.
2.05%, 1/24/14	2,332	2,368,486

		8,769,201

Finance - 0.7%
General Electric Capital Corp.
2.15%, 1/09/15	2,370	2,434,310

		11,203,511

Industrial - 2.0%
Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
6.50%, 11/15/13	1,287	1,351,013

Energy - 0.2%
ConocoPhillips
4.75%, 2/01/14	573	598,944

Technology - 1.4%
Hewlett-Packard Co.
4.50%, 3/01/13	2,285	2,297,168
International Business Machines Corp.
0.55%, 2/06/15	2,350	2,350,437

		4,647,605

		6,597,562

Total Corporates - Investment Grades (cost $17,526,908)		17,801,073

SHORT-TERM INVESTMENTS - 0.5%
Time Deposit - 0.5%
State Street Time Deposit
0.01%, 1/02/13 (cost $1,607,282)	1,607	1,607,282

	Principal Amount (000)	U.S. $ Value
Total Investments – 99.1% (cost $329,205,753) (i)		$329,141,859
Other assets less liabilities – 0.9%		2,988,250

Net Assets – 100.0%		$332,130,109

(a)	Security is in default and is non-income producing.
(b)	Illiquid security.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the market value of this security amounted to $1,617,893 or 0.5% of net assets.
(f)	Defaulted.
(g)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2012 and the aggregate market value of this security amounted to $6,687,258 or 2.01% of net assets.
(i)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,820,384 and gross unrealized depreciation of investments was $(1,884,278), resulting in net unrealized depreciation of $(63,894).

As of December 31, 2012, the Fund held 11.5% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SSA	-	Special Services Area

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$302,944,747		$6,788,757		$309,733,504
Corporates - Investment Grades		– 0	–	17,801,073		– 0	–	17,801,073
Short-Term Investments		– 0	–	1,607,282		– 0	–	1,607,282

Total Investments in Securities		– 0	–	322,353,102		6,788,757		329,141,859
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$322,353,102		$6,788,757		$329,141,859

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/12	$5,784,127	$5,784,127
Accrued discounts/(premiums)	(11,719)	(11,719)
Realized gain (loss)	911	911
Change in unrealized appreciation/depreciation	(61,414)	(61,414)
Purchases	1,116,852	1,116,852

	Long-Term Municipal Bonds		Total
Sales	(40,000)		(40,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$6,788,757		$6,788,757

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(61,414)		$(61,414)

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$6,788,757	Third Party Vendor	Evaluated Quotes	$25.50 - 109.60
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.0%
Long-Term Municipal Bonds - 94.0%
California - 81.6%
Bay Area Infra Fin Auth
NPFGC-RE
5.00%, 8/01/17	$4,470	$4,484,840
Bay Area Toll Auth CA
5.00%, 4/01/16-4/01/25	34,410	41,283,838
5.00%, 4/01/16 (Pre-refunded/ETM)	15,075	17,180,224
Series 2006 F
5.00%, 4/01/16 (Pre-refunded/ETM)	5,250	5,983,162
California Dept Wtr Res Cen Vy
5.00%, 12/01/14 (Pre-refunded/ETM)	380	413,881
Series AM
5.00%, 12/01/14 (a)	3,000	3,231,780
FGIC
5.25%, 6/01/13 (Pre-refunded/ETM)	65	66,342
NPFGC
5.00%, 12/01/14 (Pre-refunded/ETM)	60	65,350
California Dept Wtr Res Pwr
5.00%, 5/01/17-5/01/18	24,600	29,560,652
Series 2010L
5.00%, 5/01/15-5/01/20	14,690	17,772,983
AGM
5.00%, 5/01/17	21,050	24,692,913
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/14	10,635	11,173,450
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	10,800	11,066,220
Series A
5.00%, 7/01/18-7/01/20	33,030	40,072,796
5.25%, 7/01/14	2,820	3,025,832
NPFGC
5.00%, 7/01/15	4,460	4,763,414
NPFGC Series A
5.25%, 7/01/13	8,420	8,627,553
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	20,615	25,997,576
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.00%, 10/01/15	1,070	1,105,759
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15 (a)	3,635	3,695,886
California Poll Cntl Fin Auth (Poseidon Resources LP)
5.00%, 7/01/27	4,000	4,258,040
California Pub Wks Brd (CA Lease Dept Corr St Prisons)
AMBAC Series A
5.00%, 12/01/19	2,630	2,980,763

	Principal Amount (000)	U.S. $ Value
California Pub Wks Brd (CA Lease State Univ Sys)
NPFGC-RE
5.00%, 10/01/14	$3,740	$4,007,036
California Pub Wks Brd (Univ of California Lease)
5.00%, 4/01/21-12/01/23	12,370	14,752,529
Series 2009E
5.00%, 4/01/23	1,950	2,279,140
NPFGC-RE
5.00%, 6/01/15-9/01/16	4,605	5,176,719
California Spl Dist Assn Fin Corp. COP
AGM Series Z
5.50%, 8/01/17 (Pre-refunded/ETM)	440	482,464
California State Univ
5.00%, 11/01/24	1,490	1,742,212
Series 2011A
5.25%, 11/01/26	5,500	6,618,480
Series 2012A
5.00%, 11/01/26	10,930	13,286,399
AMBAC Series B
5.00%, 11/01/14	3,575	3,874,406
NPFGC-RE Series A
5.00%, 5/01/13 (Pre-refunded/ETM)	1,570	1,594,147
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	35,305	36,052,407
California Statewide CDA (Jewish Home St Ins)
4.50%, 11/15/13	530	531,426
California Statewide CDA (Kaiser Permanente)
Series 2002C
5.00%, 11/01/29	2,630	3,048,749
Series E-1-REMK
5.00%, 4/01/44	1,000	1,159,670
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/20-4/01/22	2,000	2,339,530
California Statewide CDA (Redlands Cmnty Hospital)
RADIAN Series A
5.00%, 4/01/13	1,295	1,306,176
California Statewide CDA (Southern CA Edison Co.)
XLCA Series B
4.10%, 4/01/28	14,055	14,175,170
Chaffey CCD CA GO
NPFGC Series B
5.00%, 6/01/25	1,440	1,572,739
Coati-Rohnert Pk USD CA GO
NPFGC-RE
5.00%, 8/01/20	2,020	2,225,979
Contra Costa Cnty CA Wtr Dist (Contra Costa CA Wtr Dist)
Series 2012Q
5.00%, 10/01/20	5,315	6,634,555

	Principal Amount (000)	U.S. $ Value
Gilroy CA USD GO
NPFGC-RE
5.25%, 8/01/20	$1,900	$1,948,944
Golden St Tobacco Sec CA
5.625%, 6/01/13 (Pre-refunded/ETM)	16,765	17,133,159
6.25%, 6/01/13 (Pre-refunded/ETM)	15,295	15,666,668
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	10,240	10,459,648
Golden St Tobacco Sec CA (California Tobacco Sec/St App)
AMBAC Series A
5.00%, 6/01/20	10,970	10,995,121
Grossmont-Cuyamaca CCD CA GO
AGC
5.25%, 8/01/17	1,150	1,360,669
Industry CA GO
5.00%, 7/01/17	3,655	4,229,347
Inland Valley CA Dev Agy
5.25%, 4/01/13 (Pre-refunded/ETM)	2,890	2,924,449
5.50%, 4/01/14 (Pre-refunded/ETM)	1,320	1,403,464
Lincoln CA CFD #2003-1
5.35%, 9/01/13 (Pre-refunded/ETM)	705	741,540
5.90%, 9/01/13 (Pre-refunded/ETM)	1,100	1,160,984
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series A
5.00%, 12/01/13	1,145	1,179,007
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/23	4,025	4,757,872
Long Beach CA Bond Fin Auth (Long Beach CA Lease Pub Safety)
AMBAC
5.25%, 11/01/19-11/01/22	3,765	3,765,000
Long Beach CA Harbor
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	20,281,485
Series B
5.00%, 5/15/21	6,500	7,973,615
Long Beach CA USD GO
5.00%, 8/01/15-8/01/16	7,850	8,888,478
Series 2008A
5.00%, 8/01/18	9,845	11,891,972
Series A
5.00%, 8/01/25	1,000	1,170,030
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	30,741,628
Series A
5.25%, 5/15/23-5/15/24	15,955	18,944,587
5.50%, 5/15/14-5/15/17	14,790	17,018,522
Los Angeles CA Dept W&P Pwr
Series 2012C
5.00%, 1/01/16	8,150	9,116,508
Los Angeles CA Dept W&P Wtr
Series 2012C
5.00%, 7/01/23	1,540	1,919,502
Los Angeles CA GO

	Principal Amount (000)	U.S. $ Value
NPFGC Series A
5.00%, 9/01/13 (Pre-refunded/ETM)	$3,240	$3,341,380
Los Angeles CA Harbor Dept
5.00%, 8/01/23	2,500	3,059,575
Los Angeles CA USD GO
AMBAC Series 2004G
5.00%, 7/01/13	3,260	3,336,545
FGIC Series A-1
5.00%, 7/01/20-7/01/22	13,485	14,873,089
NPFGC Series A-2
5.00%, 7/01/20	11,000	12,149,060
Los Angeles CA Wstwtr Sys
Series 2012C
5.00%, 6/01/23-6/01/25	11,335	14,020,322
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
5.00%, 7/01/21	2,000	2,395,520
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty CA Master Lease)
NPFGC-RE Series A
5.00%, 9/01/13	5,265	5,411,999
M-S-R Pub Pwr Agy CA
NPFGC
5.00%, 7/01/13	3,715	3,796,990
Mammoth CA USD GO
NPFGC
Zero Coupon, 8/01/21-8/01/22	2,100	1,528,332
Met Wtr Dist Southern CA Wtr
5.75%, 8/10/18	7,600	9,024,924
Series A
5.75%, 7/01/21 (Pre-refunded/ETM)	1,615	1,918,507
5.75%, 7/01/21	2,045	2,531,321
NPFGC Series B-3
5.00%, 10/01/14 (Pre-refunded/ETM)	3,410	3,686,312
Monrovia CA Redev Agy (Monrovia CA Ctrl Redev Proj Area #1)
12.00%, 6/01/12	2,830	2,733,016
Northern CA Pwr Agy (Northern CA Power Agy Hydro #1)
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,770,517
Oakland CA USD GO
NPFGC
5.00%, 8/01/13	1,335	1,364,277
Orange Cnty CA Pub Fin Auth (Orange Cnty CA Lease)
NPFGC
5.00%, 7/01/13	16,480	16,837,122
Orange Cnty CA Santn COP
5.00%, 2/01/18-2/01/19	9,155	11,105,364
Series 2009A
5.00%, 2/01/20	1,890	2,305,838
Pittsburg CA Redev Agy
9.60%, 6/01/16 (Pre-refunded/ETM)	1,000	1,287,840
Port of Oakland CA
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	19,753,730
NPFGC Series 2007C
5.00%, 11/01/18	1,900	2,204,532

	Principal Amount (000)	U.S. $ Value
Rancho Santiago CA CCD GO
AGM
5.00%, 9/01/15 (Pre-refunded/ETM)	$2,275	$2,547,568
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	2,000	2,279,180
Sacramento CA Mun Util Dist
Series 2012Y
5.00%, 8/15/25	4,555	5,588,211
Sacramento CA USD GO
Series 2011
5.00%, 7/01/24	4,945	5,681,508
Sacramento Cnty CA Santn Dist Fing Auth (Sacramento Regl Cnty Santn Dist CA)
AMBAC
5.50%, 12/01/21	1,175	1,516,796
Sacramento Regl Transit Dist CA
5.00%, 3/01/24	1,000	1,148,430
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21	14,905	17,959,333
Series 2009 B
5.00%, 5/15/18	20,615	24,648,737
San Diego CA Pub Fac Fin Auth (San Diego CA Wtr)
Series 2012A
5.00%, 8/01/26	1,905	2,355,818
San Diego Cnty CA COP
AMBAC
5.00%, 2/01/15	2,000	2,171,200
San Diego Cnty CA Wtr Auth
AGM Series 2008A
5.00%, 5/01/19	2,795	3,339,662
San Diego Cnty CA Wtr Auth COP
AGM Series 2008A
5.00%, 5/01/24	4,860	5,659,616
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
5.00%, 5/01/15-5/01/25	17,690	19,705,629
5.25%, 5/01/18	4,655	5,482,426
Series 2009C-2
5.00%, 5/01/16	11,520	13,079,923
Series 2011C
5.00%, 5/01/21	3,900	4,716,543
AGC Series 2008-34E
5.00%, 5/01/16	1,345	1,505,943
San Francisco City/Cnty CA Pub Util Wtr
Series 2009A
5.00%, 11/01/28	2,000	2,365,540
Series 2011A
5.00%, 11/01/25	11,320	13,778,478
NPFGC
5.25%, 10/01/14	5,245	5,302,695
San Ramon Vly USD CA GO
AGM
5.25%, 8/01/14 (Pre-refunded/ETM)	1,000	1,077,220
Santa Fe Springs CA CDA (Santa Fe Springs CA Tax Alloc)

	Principal Amount (000)	U.S. $ Value
NPFGC
5.375%, 9/01/17	$560	$560,694
South Placer CA Wstwtr Auth
Series 2011C
5.00%, 11/01/19-11/01/20	5,430	6,628,528
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.00%, 7/01/22	4,000	4,849,640
Series 2010-1
5.00%, 7/01/25	8,235	9,710,053
Univ of California
Series 2007J
5.00%, 5/15/15 (Pre-refunded/ETM)	395	441,416
Series 2009 Q
5.25%, 5/15/22	3,510	4,155,770
Series 2010U
5.00%, 5/15/24	4,215	5,108,875
Series 2012G
5.00%, 5/15/25	10,000	12,386,200
AGM Series 2007J
5.00%, 5/15/16	5,935	6,601,026

		925,824,156

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	210	210,817

Colorado - 0.2%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	1,700	2,168,809
Series D
7.75%, 11/15/13	90	95,707

		2,264,516

Florida - 3.7%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	2,000	2,348,080
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	13,125	15,132,206
Dupree Lakes CDD FL
6.83%, 11/01/15	185	184,480
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15-7/01/16	17,080	19,252,487
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (b)(c)	320	249,603
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	2,400	2,617,656
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
Series 2009A
5.75%, 10/01/21	1,055	1,258,520
New River CDD FL

	Principal Amount (000)	U.S. $ Value
1.00%, 5/01/18-5/01/38 (c)	$1,080	$486,000
Series 2010A1
5.75%, 5/01/38 (c)	245	195,963
Series 2010B1
5.00%, 5/01/15 (c)	235	224,376
Series B
5.00%, 5/01/13 (c)(d)	405	4
Sterling Hill CDD FL
Series B
5.50%, 11/01/10 (b)(c)	155	93,000

		42,042,375

Guam - 0.1%
Guam Wtrworks Auth
5.50%, 7/01/16	1,500	1,584,570

Illinois - 0.8%
Bolingbrook IL Sales Tax
6.00%, 1/01/26	4,450	3,181,661
Illinois GO
5.00%, 8/01/18	5,000	5,793,250

		8,974,911

Louisiana - 0.0%
Coves of The Highland CDD LA
5.60%, 11/01/13 (b)(c)(e)	3,200	0

Massachusetts - 0.5%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	4,830	5,901,149

Nevada - 0.0%
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13 (c)	315	314,414

North Carolina - 0.6%
North Carolina Eastern Mun Pwr Agy
Series 2009 SER B
5.00%, 1/01/16	2,375	2,658,053
Series C
5.30%, 1/01/13 (Pre-refunded/ETM)	3,580	3,580,000

		6,238,053

Ohio - 1.0%
American Mun Pwr OH (Goldman Sachs Group, Inc.)
Series 2008A
5.00%, 2/01/13	10,350	10,382,085
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (c)	2,210	1,520,016

		11,902,101

	Principal Amount (000)	U.S. $ Value
Puerto Rico - 4.2%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	$10,190	$10,394,004
Series 2007TT
5.00%, 7/01/21	3,850	3,929,040
Series 2007V V
5.50%, 7/01/20	3,065	3,300,453
Puerto Rico GO
Series 2007A
5.50%, 7/01/18	2,650	2,822,727
Series 2012A
5.00%, 7/01/20	1,850	1,903,521
NPFGC Series 2001A
5.50%, 7/01/19	6,965	7,425,944
Puerto Rico Govt Dev Bank
NPFGC Series 2009
4.75%, 12/01/15	5,535	5,616,032
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	2,570	2,732,090
Puerto Rico Sales Tax Fin Corp.
5.00%, 8/01/24	5,880	6,189,053
Series C
5.00%, 8/01/22	2,565	3,028,906

		47,341,770

Texas - 1.2%
Dallas Fort Worth TX Intl Arpt
Series 2009A
5.00%, 11/01/21	1,180	1,344,752
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	10,290	12,284,922

		13,629,674

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/13 (Pre-refunded/ETM)	537	559,361

Total Municipal Obligations (cost $1,000,347,736)		1,066,787,867

CORPORATES - INVESTMENT GRADES - 2.4%
Financial Institutions - 1.4%
Banking - 1.4%
American Express Credit Corp.
1.75%, 6/12/15	5,914	6,037,863
Capital One Financial Corp.
2.125%, 7/15/14	1,543	1,570,744
2.15%, 3/23/15	2,000	2,041,482
JPMorgan Chase & Co.
1.875%, 3/20/15	6,345	6,459,077

		16,109,166

Industrial - 1.0%
Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
6.50%, 11/15/13	2,445	2,566,610

	Principal Amount (000)	U.S. $ Value
Ford Motor Credit Co. LLC
7.00%, 4/15/15	$2,475	$2,759,719

		5,326,329

Technology - 0.5%
Hewlett-Packard Co.
6.125%, 3/01/14	5,273	5,543,067

		10,869,396

Total Corporates - Investment Grades (cost $26,634,447)		26,978,562

SHORT-TERM INVESTMENTS - 2.4%
Time Deposit - 2.4%
State Street Time Deposit
0.01%, 1/02/13 (cost $26,839,744)	26,840	26,839,744

Total Investments - 98.8% (cost $1,053,821,927) (f)		1,120,606,173
Other assets less liabilities - 1.2%		13,922,517

Net Assets - 100.0%		$1,134,528,690

(a)	When-Issued or delayed delivery security.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,342,997 and gross unrealized depreciation of investments was $(7,558,751), resulting in net unrealized appreciation of $66,784,246.

As of December 31, 2012, the Fund held 19.6% of net assets in insured bonds (of this amount 5.8% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
LID	-	Local Improvement District
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation

NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - California Municipal Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,043,354,650		$23,433,217		$1,066,787,867
Corporates - Investment Grades		– 0	–	26,978,562		– 0	–	26,978,562
Short-Term Investments		– 0	–	26,839,744		– 0	–	26,839,744

Total Investments in Securities		– 0	–	1,097,172,956		23,433,217		1,120,606,173
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$1,097,172,956		$23,433,217		$1,120,606,173

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$23,189,725		$23,189,725
Accrued discounts/(premiums)	61,092		61,092
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	207,400		207,400
Purchases	– 0	–	– 0	–
Sales	(25,000)		(25,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$23,433,217		$23,433,217

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$207,400		$207,400

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$23,433,217	Third Party Vendor	Evaluated Quotes	$0.01 - $106.32
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.9%
Long-Term Municipal Bonds - 97.9%
New York - 77.2%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/16-12/15/22	$13,090	$15,084,181
Albany Cnty NY GO
5.00%, 11/01/15	1,085	1,215,265
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	7,228,204
Erie Cnty NY IDA
AGM
5.00%, 5/01/14 (Pre-refunded/ETM)	1,120	1,190,168
5.75%, 5/01/14 (Pre-refunded/ETM)	1,520	1,630,306
Erie Cnty NY IDA (Buffalo NY SD)
5.00%, 5/01/22	5,800	6,941,324
AGM Series A
5.00%, 5/01/16	1,210	1,370,857
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	6,450	7,049,205
NPFGC Series F
5.00%, 5/01/13-5/01/16	34,690	37,514,162
Metropolitan Trnsp Auth NY
Series 2010D
5.25%, 11/15/24	10,755	12,956,548
Series 2010G
5.00%, 11/15/21	9,305	11,147,018
5.25%, 11/15/22-11/15/26	33,880	40,752,161
Series 2011C
5.00%, 11/15/24	2,890	3,440,892
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	14,096,431
Series B
5.00%, 11/15/16-11/15/17	6,645	7,626,318
AMBAC Series B
5.00%, 1/31/13 (Pre-refunded/ETM)	535	536,632
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/24-11/15/25	29,890	36,776,695
NPFGC-RE Series A
5.25%, 11/15/15-11/15/16	13,115	15,170,924
Nassau Cnty NY GO
5.00%, 4/01/21-4/01/22	5,915	7,080,855
Series 2012A
5.00%, 4/01/14-4/01/15	11,075	11,854,588
NPFGC-RE Series A
6.00%, 7/01/13	1,000	1,025,720
Nassau Cnty NY Interim Fin Auth
AMBAC Series B
5.00%, 11/15/13 (Pre-refunded/ETM)	3,595	3,744,840
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
AMBAC Series H

	Principal Amount (000)	U.S. $ Value
5.25%, 11/15/13	$1,745	$1,820,716
New York NY GO
5.00%, 8/01/13-10/01/24	26,945	30,000,030
5.25%, 9/01/14-9/01/16	17,910	20,079,151
Series 1993E
5.00%, 8/01/23	6,855	8,401,419
Series 2002C
5.50%, 2/01/13 (Pre-refunded/ETM)	150	150,591
5.50%, 2/01/13 (Pre-refunded/ETM)	130	130,512
5.50%, 8/01/13-8/01/14	14,675	14,732,131
Series 2003A
5.25%, 8/01/13 (Pre-refunded/ETM)	715	735,442
5.25%, 8/01/17	4,990	5,125,329
Series 2011A
5.00%, 8/01/26	14,275	16,989,534
Series 2012I
5.00%, 8/01/16	12,545	14,388,613
Series C
5.00%, 1/01/16	4,410	4,960,633
Series E
5.00%, 8/01/16	5,500	6,308,280
Series I
5.00%, 8/01/14	2,700	2,890,350
AGM
5.25%, 8/01/14	1,750	1,880,235
NPFGC
5.00%, 8/01/16	2,350	2,516,451
NPFGC-RE
5.00%, 8/01/13	2,750	2,825,983
New York NY Hlth & Hosp Corp.
Series 2008A
5.00%, 2/15/14	10,215	10,728,406
New York NY IDA (Magen David Yeshivah)
ACA
4.99%, 6/15/13 (a)	1,180	1,085,600
New York NY Mun Wtr Fin Auth
5.00%, 6/15/19-6/15/26	49,525	58,115,095
Series FF
5.00%, 6/15/25	24,730	29,839,465
New York NY Tfa Bldg Aid
Series 2011 S-1A
5.00%, 7/15/25	4,420	5,282,872
New York NY Trnsl Fin Auth
Series 2007B
5.00%, 11/01/15 (Pre-refunded/ETM)	1,145	1,290,037
New York NY Trnsl Fin Auth
5.00%, 11/01/13-2/01/24	58,045	68,817,649
5.25%, 2/01/13 (Pre-refunded/ETM)	2,510	2,519,513
5.25%, 8/01/14 (Pre-refunded/ETM)	1,300	1,399,957
Series 2004C
5.25%, 2/01/13 (Pre-refunded/ETM)	4,300	4,316,125
5.25%, 2/01/13	710	712,712
Series 2006A
5.00%, 8/01/13 (Pre-refunded/ETM)	18,175	18,668,633
5.00%, 8/01/13	25	25,691
Series 2011A-1

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/23	$15,315	$18,972,681
Series 2012B
5.00%, 11/01/24	8,705	10,821,708
Series 2012E
5.00%, 11/01/15-2/01/26	7,625	9,019,970
Series 2012E-1
5.00%, 2/01/25	1,540	1,883,020
NPFGC
5.25%, 2/01/20	115	115,426
NPFGC Series 2003E
5.25%, 2/01/21	35	35,127
NPFGC-RE
5.00%, 11/01/13	18,405	19,131,261
5.50%, 11/01/13	540	542,111
New York NY Trst for Cult Res (Lincoln Center Performing Arts)
5.75%, 12/01/16	22,830	26,612,931
New York NY Trst for Cult Res (Whitney Museum of American Art)
5.00%, 7/01/21	4,745	5,644,889
New York St Dormitory Auth
NPFGC
5.20%, 1/31/13 (Pre-refunded/ETM)	1,000	1,117,320
NPFGC-RE
5.50%, 3/15/13 (Pre-refunded/ETM)	4,750	4,800,160
New York St Dormitory Auth (Brookdale Hospital Med Ctr)
NPFGC
5.20%, 2/15/14	1,140	1,143,728
New York St Dormitory Auth (Ithaca College)
5.00%, 7/01/17	12,195	13,244,380
New York St Dormitory Auth (Montefiore Medical Center)
5.00%, 8/01/14	1,000	1,061,530
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	1,360	1,584,278
New York St Dormitory Auth (Mt. Sinai School of Medicine)
5.00%, 7/01/19	4,390	5,126,905
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	1,500	1,502,175
New York St Dormitory Auth (New York St Lease Mental Hlth)
5.00%, 2/15/15-2/15/16	26,330	29,283,578
AGM
5.00%, 2/15/16	3,830	4,313,614
NPFGC Series 1998D
5.25%, 2/15/13	110	110,408
New York St Dormitory Auth (New York St Lease Secured Hosp)
4.00%, 2/15/13-8/15/15	9,160	9,509,034
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/22	$6,050	$7,101,550
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/16-2/15/19	43,745	51,557,227
Series 2008 A
5.00%, 3/15/20	4,750	5,593,742
Series 2009 D
5.00%, 6/15/18-6/15/20	9,230	11,144,870
Series 2012A
5.00%, 12/15/21-12/15/23	18,575	23,281,575
Series 2012B
5.00%, 3/15/22	3,850	4,823,164
Series 2012D
5.00%, 2/15/22-2/15/25	22,135	27,386,837
Series G
5.00%, 3/15/17-3/15/18	15,885	18,775,819
AGM
5.00%, 3/15/13	2,525	2,548,887
AMBAC
5.00%, 3/15/15	1,760	1,932,832
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	1,000	1,244,730
New York St Dormitory Auth (State Univ of New York)
Series 2011A
5.00%, 7/01/24	3,125	3,777,844
New York St Dormitory Auth (Wyckoff Heights Medical Ctr)
NPFGC
5.20%, 2/15/16	5,820	5,839,904
New York St Energy Res & Dev Auth (New York St Elec and Gas Corp.)
NPFGC Series 2010C
0.577%, 4/01/34 (b)(c)	17,725	15,221,734
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/14-6/15/25	25,030	26,585,485
Series 2009 A
5.25%, 6/15/24	7,300	8,836,431
New York St Envrn Fac Corp. (New York St Pers Income Tax)
NPFGC-RE
5.00%, 12/15/23	1,060	1,140,698
New York St Liberty Dev Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (a)(d)	1,980	20
New York St Loc Gov Asst Corp.
5.00%, 4/01/18-4/01/20	22,670	27,294,274
AGM
0.18%, 4/01/17 (b)(c)	7,675	7,285,463
5.00%, 4/01/13	4,230	4,279,110
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
4.50%, 4/01/23	215	214,153
New York St Pwr Auth
NPFGC

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/16	$6,180	$7,165,586
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	895	983,104
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/16	10,950	12,319,085
Series 2010A
5.00%, 3/15/25	5,425	6,567,668
AGM Series 2005A
5.00%, 3/15/18	1,035	1,134,484
AMBAC
5.00%, 3/15/15	10,170	11,168,694
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
5.00%, 4/01/17	21,620	25,182,760
Series 2012A
5.00%, 4/01/25	18,980	23,135,671
AGM Series 5B
5.00%, 4/01/14	10,000	10,582,000
AMBAC
5.25%, 4/01/14	3,190	3,384,303
AMBAC Series 2005B
5.50%, 4/01/20	5,650	7,177,477
NPFGC
5.00%, 4/01/24	1,060	1,157,711
5.25%, 4/01/13-4/01/14	11,175	11,529,245
NPFGC-RE Series B
5.00%, 4/01/16	10,335	11,590,702
New York St Thruway Auth (New York St Thruway Gen Toll Road)
Series 2012I
5.00%, 1/01/25	5,155	6,187,031
AMBAC
5.00%, 1/01/13-1/01/14	12,285	12,616,588
New York St UDC (New York St Lease Svc Contract)
5.00%, 1/01/19	3,525	4,168,947
New York St UDC (New York St Pers Income Tax)
5.00%, 3/15/16	2,045	2,323,918
AMBAC
5.00%, 12/15/20	6,265	7,061,219
Port Authority of NY & NJ
3.00%, 10/01/14	7,705	8,022,138
NPFGC-RE
5.00%, 12/01/19	15,290	16,565,645
XLCA
5.00%, 10/01/19	3,700	4,114,400
XLCA Series CONS 143rd
5.00%, 10/01/17	6,370	7,089,874
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	2,800	2,815,036
Suffolk Cnty NY EDA (Catholic Hlth Svcs of Long Island)
5.00%, 7/01/16-7/01/17	2,900	3,265,498
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)

	Principal Amount (000)	U.S. $ Value
5.00%, 6/01/14	$12,365	$13,161,182
Tompkins Cnty NY IDA (Ithaca College)
5.00%, 7/01/16	2,665	2,907,355
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/15-11/15/19	40,235	46,603,963
5.25%, 11/15/13	8,380	8,741,346
5.50%, 1/01/17 (Pre-refunded/ETM)	9,370	10,199,901
Series 2011A
5.00%, 1/01/27	7,000	8,413,930
Series 2012B
5.00%, 11/15/19-11/15/23	27,980	34,918,073
NPFGC
5.125%, 1/31/13 (Pre-refunded/ETM)	8,165	8,187,127
5.25%, 11/15/15	3,145	3,564,417
Troy Res Corp. (Rensselaer Polytechnic Institute.)
5.00%, 9/01/16-9/01/21	7,490	8,532,455
Series 2010B
5.00%, 9/01/17-9/01/18	9,100	10,553,097
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
5.25%, 9/15/16	975	853,388
Yonkers NY GO
Series 2011A
5.00%, 10/01/14-10/01/16	4,555	5,016,547
NPFGC
5.00%, 8/01/14	5,275	5,598,727

		1,378,173,324

Alabama - 0.7%
Alabama Pub Sch & Clg Auth
Series B
5.00%, 5/01/18	11,055	13,165,178

Arizona - 0.0%
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	285	286,109

California - 2.3%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,000	6,096,900
Series A
5.00%, 7/01/18-7/01/20	27,975	33,844,358
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.00%, 5/01/21	1,280	1,510,374

		41,451,632

Colorado - 0.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series D
7.75%, 11/15/13	175	186,097
Todd Creek Farms Met Dist #1 CO

	Principal Amount (000)	U.S. $ Value
5.60%, 12/01/14 (a)	$2,765	$1,382,500

		1,568,597

District of Columbia - 0.4%
Metro Washington Arpt Auth VA
5.00%, 10/01/19-10/01/21	5,795	6,886,034

Florida - 5.6%
Citizens Ppty Ins Corp. FL
Series 2009A1
6.00%, 6/01/16	32,725	37,729,634
Series 2010A
5.00%, 6/01/16	7,230	8,095,792
Dupree Lakes CDD FL
6.83%, 11/01/15	255	254,283
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (a)(d)	2,175	1,662,527
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	16,355	19,590,673
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/15	13,660	15,061,789
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (a)(d)	955	286,500
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/16-10/01/17	4,805	5,392,658
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	320	350,714
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	3,300	3,599,277
Miami-Dade Cnty FL Aviation (Miami-Dade Intl Airport)
5.75%, 10/01/20	1,680	2,052,893
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	1,165	1,178,910
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35 (a)	85	90,272
Series 2010A-2
6.125%, 5/01/35 (a)	200	176,672
Series 2010B
5.125%, 5/01/17 (a)	445	420,926
Series 4B
5.125%, 5/01/09 (a)(e)(f)	185	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	1,405	1,315,445
Polk Cnty FL SD Sales Tax
AGM

	Principal Amount (000)	U.S. $ Value
5.00%, 10/01/16	$2,665	$2,987,598
Sterling Hill CDD FL
Series B
5.50%, 11/01/10 (a)(d)	160	96,000

		100,342,563

Georgia - 0.4%
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series A
5.00%, 3/15/17	6,975	7,834,181

Guam - 0.1%
Guam COP
Series 2010A
6.00%, 12/01/20	1,625	1,729,991

Illinois - 1.4%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	775	736,048
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)(d)	1,307	771,261
Cortland IL SSA #10
5.125%, 3/01/14 (a)(g)	2,545	1,196,150
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	1,620	1,623,969
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	3,570	3,578,604
Illinois GO
5.00%, 8/01/15	15,000	16,428,900

		24,334,932

Indiana - 0.7%
Indiana Bond Bank Gas (JPMorgan Chase)
5.25%, 10/15/18-10/15/21	10,745	12,643,355

Louisiana - 0.1%
Isabella Lakes CDD LA
6.00%, 8/01/22 (a)(d)	1,515	454,500
Juban Parc LA CDD (Juban Parc CDD LA)
5.15%, 10/01/14 (a)(d )	1,155	386,879
Whispering Springs CDD LA
5.20%, 10/01/21 (a)(d)	1,500	382,500

		1,223,879

Michigan - 0.2%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/22	2,985	3,445,615

Nevada - 0.5%
Clark Cnty NV Arpt (McCarran Airport)

	Principal Amount (000)	U.S. $ Value
AGM Series C 2009
5.00%, 7/01/23	$7,400	$8,940,384

New Jersey - 0.2%
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
Series 2011A
5.00%, 6/15/21	2,195	2,655,116

North Carolina - 0.2%
North Carolina Eastern Mun Pwr Agy
5.00%, 1/01/15	1,475	1,599,918
5.375%, 1/01/13 (Pre-refunded/ETM)	2,285	2,285,000

		3,884,918

Ohio - 0.1%
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21 (a)	1,230	845,982

Pennsylvania - 1.1%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/16-9/01/21	14,925	16,939,165
5.25%, 9/01/23	2,270	2,582,102

		19,521,267

Puerto Rico - 4.7%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/18-7/01/19	11,470	12,398,410
Series 2010AAA
5.25%, 7/01/21	8,575	8,985,657
Series 2010ZZ
5.25%, 7/01/22	7,900	8,181,793
NPFGC
5.50%, 7/01/16	3,695	3,995,219
Puerto Rico GO
5.00%, 7/01/13	4,980	5,038,714
5.25%, 7/01/14	1,305	1,351,967
Puerto Rico Govt Dev Bank
5.00%, 12/01/14	1,190	1,238,968
Series B
5.00%, 12/01/13	4,410	4,505,521
NPFGC Series 2009
4.75%, 12/01/15	7,460	7,569,214
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
3.111%, 7/01/28 (c)	1,090	865,395
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/15	4,245	4,512,732
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/22	23,245	25,910,504

		84,554,094

	Principal Amount (000)	U.S. $ Value
Tennessee - 1.1%
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	$17,375	$19,964,222

Texas - 0.0%
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	10	10,568

Virginia - 0.1%
Broad Street CDA VA
7.125%, 6/01/13 (Pre-refunded/ETM)	805	838,520

Washington - 0.7%
Port of Seattle WA
5.00%, 2/01/21	11,085	13,020,108

Total Municipal Obligations (cost $1,647,543,373)		1,747,320,569

CORPORATES - INVESTMENT GRADES - 0.7%
Financial Institutions - 0.3%
Banking - 0.1%
Capital One Financial Corp.
2.15%, 3/23/15	1,500	1,531,111

Finance - 0.2%
General Electric Capital Corp.
1.625%, 7/02/15	4,304	4,375,421

		5,906,532

Industrial - 0.4%
Consumer Cyclical - Automotive - 0.3%
Ford Motor Credit Co. LLC
7.00%, 4/15/15	4,040	4,504,753
Technology - 0.1%
Hewlett-Packard Co.
6.125%, 3/01/14	2,173	2,284,295

		6,789,048

Total Corporates - Investment Grades (cost $12,519,379)		12,695,580

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit
0.01%, 1/02/13 (cost $5,452,581)	5,453	5,452,581

Total Investments - 98.9% (cost $1,665,515,333) (h)		1,765,468,730
Other assets less liabilities - 1.1%		19,249,769

Net Assets - 100.0%		$1,784,718,499

(a)	Illiquid security.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of December 31, 2012 and the aggregate market value of these securities amounted to $22,507,197 or 1.26% of net assets.
(c)	Variable rate coupon, rate shown as of December 31, 2012.
(d)	Security is in default and is non-income producing.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)	Defaulted.
(h)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $113,840,073 and gross unrealized depreciation of investments was $(13,886,676), resulting in net unrealized appreciation of $99,953,397.

As of December 31, 2012, the Fund held 17.9% of net assets in insured bonds (of this amount 7.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - New York Municipal Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,702,803,896		$44,516,673		$1,747,320,569
Corporates - Investment Grades		– 0	–	12,695,580		– 0	–	12,695,580
Short-Term Investments		– 0	–	5,452,581		– 0	–	5,452,581

Total Investments in Securities		– 0	–	1,720,952,057		44,516,673		1,765,468,730
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$1,720,952,057		$44,516,673		$1,765,468,730

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$50,438,308		$50,438,308
Accrued discounts/(premiums)	(59,827)		(59,827)
Realized gain (loss)	9,806		9,806
Change in unrealized appreciation/depreciation	(76,614)		(76,614)
Purchases	– 0	–	– 0	–
Sales	(5,795,000)		(5,795,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$44,516,673		$44,516,673

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(76,614)		$(76,614)

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$44,516,673	Third Party Vendor	Evaluated Quotes	$0.01 - $109.60
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.- Diversified Municipal Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.7%
Long-Term Municipal Bonds - 94.7%
Alabama - 2.8%
Alabama Fed Hwy Fin Auth (Alabama Federal Highway Grant)
5.00%, 9/01/23-9/01/24	$38,080	$46,468,177
Alabama Pub Sch & Clg Auth
Series 2009 A
5.00%, 5/01/16-5/01/17	67,805	78,425,838
Birmingham AL Arpt Auth (Birmingham-Shuttlesworth Intl Arpt)
AGM
6.00%, 7/01/21-7/01/22	10,070	12,439,811
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	15,876,477

		153,210,303

Arizona - 1.9%
Arizona Brd of Regents (Univ of Arizona Cop)
Series 2012C
5.00%, 6/01/25	2,365	2,771,331
Arizona School Fac Brd COP
NPFGC-RE Series A-1
5.00%, 9/01/15	1,765	1,944,818
Arizona Tourism & Sports Auth (Arizona Tourism/Sports Spl Tax)
5.00%, 7/01/15 - 07/01/16	3,815	3,860,286
Arizona Trans Brd Fed Hwy Grant
Series 2009A
5.00%, 7/01/15	16,810	18,614,385
Arizona Trnsp Brd Hwy
5.00%, 7/01/15	8,480	9,412,546
Series 2011A
5.00%, 7/01/24-7/01/25	17,160	20,927,970
Maricopa Cnty AZ IDA MFHR (Steeplechase Apts)
Series B
6.25%, 12/01/20	1,315	1,324,350
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/20-7/01/25	26,890	31,642,184
Phoenix AZ Civic Impt Corp. (Phoenix AZ Transit Excise Tax)
AMBAC
5.00%, 7/01/14	5,000	5,339,400
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC
5.00%, 7/01/14	5,000	5,341,700
Pima Cnty AZ IDA (Global Water Resources)
5.45%, 12/01/17	1,795	1,896,041

	Principal Amount (000)	U.S. $ Value
Pima Cnty AZ IDA (Horizon Learning Ctr)
4.45%, 6/01/14	$650	$652,528
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,676,189

		105,403,728

California - 7.4%
California Dept Wtr Res Pwr
Series 2010L
5.00%, 5/01/17-5/01/19	200,770	243,860,606
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.00%, 7/01/19	16,765	20,591,108
5.25%, 7/01/21	2,735	3,335,004
Series A
5.00%, 7/01/20	5,675	6,899,268
California GO
5.00%, 8/01/14-5/01/17	33,740	37,148,827
Series 2008
5.00%, 4/01/18	5,000	5,945,550
Series 2009
5.25%, 10/01/20	5,085	6,288,518
Fremont CA USD GO
AGM Series B
5.00%, 8/01/15 (Pre-refunded/ETM)	1,000	1,116,080
Fresno CA USD GO
NPFGC Series A
6.00%, 2/01/20	3,255	3,932,235
Golden St Tobacco Sec CA
FGIC
5.50%, 6/01/13 (Pre-refunded/ETM)	5,000	5,107,250
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
5.00%, 5/15/22-5/15/23	24,415	29,318,758
Sacramento CA Fin Auth (Sacramento CA Lease)
Series B
5.40%, 11/01/20	1,000	1,139,590
Sacramento CA Mun Util Dist
NPFGC Series G
6.50%, 9/01/13	285	296,067
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009 E
5.25%, 5/01/22-5/01/23	10,380	12,547,473
Series 2011C
5.00%, 5/01/22	5,795	6,887,126
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	3,700	4,470,673
Vernon CA Elec Sys
Series A
5.25%, 8/01/14	12,160	12,781,133

		401,665,266

	Principal Amount (000)	U.S. $ Value
Colorado - 2.0%
Broomfield CO COP
5.00%, 12/01/16-12/01/20	$13,710	$16,090,745
Colorado DOT
NPFGC Series B
5.50%, 6/15/13-6/15/14	8,300	8,847,520
Colorado Met Wstwtr Reclaim Dist
Series 2012A
5.00%, 4/01/23	3,435	4,297,185
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.50%, 11/15/19	2,140	2,661,561
Series 2010 A
5.00%, 11/15/21-11/15/23	19,630	23,566,252
Series 2011B
4.00%, 11/15/14	6,640	7,045,040
Series 2012 A
5.00%, 11/15/22-11/15/24	6,605	7,803,876
Series A-1
5.25%, 11/15/13	11,305	11,778,340
Mun Subdist No CO Wtr Conserv Dist
AMBAC Series 2007 J
5.00%, 12/01/13	7,295	7,581,183
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (a)(b)	13,168	4,608,800
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 1/15/21	2,800	3,240,300
5.25%, 1/15/24-7/15/24	7,745	8,878,016
Todd Creek Farms Met Dist #1 CO
4.75%, 12/01/09 (a)(b)	1,852	926,072

		107,324,890

Connecticut - 0.1%
Univ of Connecticut Student Fee
NPFGC-RE Series A
5.25%, 11/15/17	3,065	3,100,799

District of Columbia - 0.8%
District of Columbia GO
AGM Series C
5.00%, 6/01/14 (Pre-refunded/ETM)	5,790	6,169,592
District of Columbia Wtr & Swr Auth
AGM
6.00%, 10/01/16	1,635	1,941,759
Metro Washington Arpt Auth VA
5.00%, 10/01/20	11,905	14,607,554
Series 2008A
5.50%, 10/01/14	4,140	4,490,906
Series 2010B
5.00%, 10/01/13	3,325	3,438,649
Series A
5.50%, 10/01/18	6,910	8,391,020
NPFGC Series 2005 A
5.25%, 10/01/15	1,715	1,926,511

		40,965,991

	Principal Amount (000)	U.S. $ Value
Florida - 6.6%
Broward Cnty FL Arpt Sys (Fort Lauderdale Hollywood Intl Arpt FL)
Series 2012Q
5.00%, 10/01/23	$5,000	$6,094,000
Broward Cnty FL Sch Brd COP
NPFGC-RE Series A
5.00%, 7/01/13-7/01/14	7,190	7,462,604
Broward Cnty FL Wtr & Swr Sys
Series 2012B
5.00%, 10/01/23	4,945	6,187,431
Citizens Ppty Ins Corp. FL
Series 2012 A-1
5.00%, 6/01/19-6/01/21	23,785	28,067,986
Series 2012A
5.00%, 6/01/22	6,780	7,908,395
NPFGC Series A
5.00%, 3/01/14-3/01/16	103,595	113,840,555
Collier Cnty FL Sch Brd COP
AGM
5.00%, 2/15/16	5,000	5,559,450
Dupree Lakes CDD FL
6.83%, 11/01/15	155	154,564
Durbin Crossing CDD FL
Series 1
5.25%, 11/01/15 (a)(b)	1,040	794,955
Florida Brd of Ed GO
9.125%, 6/01/14 (Pre-refunded/ETM)	150	164,642
Florida Brd of Ed GO (Florida GO)
9.125%, 6/01/14	185	191,751
Series A
5.00%, 1/01/13-1/01/16	19,745	20,228,250
Series B
5.00%, 6/01/13	5,000	5,098,300
Florida Brd of Ed Lottery
NPFGC Series 2002C
5.00%, 1/01/13 (Pre-refunded/ETM)	3,740	3,777,400
Florida Dept Envrn Protn FL Forever
NPFGC-RE Series A
5.00%, 7/01/13 (Pre-refunded/ETM)	3,500	3,616,760
Florida Dept Envrn Protn FL Forever (Florida Documentary Stamp Tax)
Series 2012A
5.00%, 7/01/22	10,225	12,527,977
AMBAC
5.00%, 7/01/15	4,825	5,325,208
AMBAC Series A
5.00%, 7/01/13-7/01/14	12,095	12,654,388
NPFGC Series B
5.00%, 7/01/15	6,095	6,726,869
Florida GO
5.00%, 7/01/18-7/01/19	10,935	13,221,668
Series 2009 B
5.00%, 7/01/17	3,245	3,810,603
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	20,000	20,450,400

	Principal Amount (000)	U.S. $ Value
Heritage Plantation CDD FL
Series B
5.10%, 11/01/13 (a)(b)	$3,545	$1,063,500
Jacksonville FL Elec Auth
Series 2009 G
5.00%, 10/01/19	2,695	3,280,246
Series 2009B
5.00%, 10/01/15	5,780	6,098,536
Lake Ashton II CDD FL
Series B
4.875%, 11/01/10 (a)(b)	885	690,309
5.00%, 11/01/11 (a)(b)	6,810	2,247,300
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	15,305,751
5.625%, 10/01/25	2,550	2,991,277
Live Oak CDD FL
Series 2010
7.36%, 11/01/20	1,435	1,572,731
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/24	6,990	7,623,923
Miami-Dade Cnty FL SD GO
NPFGC
5.00%, 2/15/13	3,325	3,342,423
NPFGC Series 1997
5.00%, 2/15/15	2,455	2,668,511
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	3,535	3,577,208
Orange Cnty FL Sales Tax
NPFGC-RE Series A
5.00%, 1/01/13 (Pre-refunded/ETM)	5,520	5,520,000
Overoaks CDD FL
Series 2010A-1
6.125%, 5/01/35(a)	240	254,885
Series 2010A-2
6.125%, 5/01/35(a)	535	472,598
Series 2010B
5.125%, 5/01/17(a)	1,195	1,130,351
Series 4B
5.125%, 5/01/09 (a)(c)(d)	510	0
Parkway Center CDD FL
Series B
5.625%, 5/01/14	3,030	2,836,868
Sarasota County FL Sch Brd COP
Series 2010 B
5.00%, 7/01/18	2,350	2,824,606
Sunrise FL Util Sys
AMBAC
5.50%, 10/01/13 (Pre-refunded/ETM)	2,445	2,539,304
Tampa Bay Reg Wtr Supply Auth FL
Series 2011A
5.00%, 10/01/23	2,050	2,502,312
Tampa FL Wtr & Swr Sys
5.00%, 10/01/26	3,895	4,641,749

	Principal Amount (000)	U.S. $ Value
Villages of Westport CDD FL
Series 05A
5.125%, 5/01/15(b)	$865	$757,273

		357,805,817

Georgia - 3.3%
Atlanta GA Arpt (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010C
5.00%, 1/01/18-1/01/19	9,260	11,029,027
5.25%, 1/01/20	6,500	8,000,655
5.50%, 1/01/21	7,500	9,448,800
5.75%, 1/01/22-1/01/23	20,000	25,214,040
Series 2101C
5.875%, 1/01/24	2,925	3,699,043
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	26,937,065
Gainesville GA Redev Auth (Gainesville GA GO)
AGC Series 2009B
5.00%, 11/15/13	1,550	1,601,398
Georgia Mun Elec Auth
Series 2010 B
5.00%, 1/01/16-1/01/20	43,950	52,602,864
AGM Series A
5.25%, 1/01/14	4,230	4,436,297
NPFGC Series A
5.25%, 1/01/14	3,625	3,792,910
Main Street Nat Gas, Inc. (JPMorgan Chase)
Series 2006A
5.00%, 3/15/18	1,960	2,223,953
Series A
5.00%, 3/15/16-3/15/17	14,900	16,480,262
Main Street Nat Gas, Inc. (Merrill Lynch & Co., Inc.)
Series B
5.00%, 3/15/13	4,470	4,505,671
Metro Atlanta Rapid Transit Auth GA
NPFGC-RE Series A
5.00%, 7/01/13	9,820	10,042,128

		180,014,113

Guam - 0.1%
Guam GO
Series 2009A
5.75%, 11/15/14	1,735	1,770,359
Guam Wtrworks Auth
Series 05
5.00%, 7/01/13	1,345	1,361,517

		3,131,876

Hawaii - 0.5%
Honolulu HI Wstwtr Sys
Series 2009 A
5.00%, 7/01/21-7/01/22	6,900	8,221,440

	Principal Amount (000)	U.S. $ Value
Series 2010A
5.00%, 7/01/24	$16,500	$19,574,775

		27,796,215

Illinois - 4.0%
Bolingbrook IL Sales Tax
5.75%, 1/01/15	1,550	1,472,097
Chicago IL GO
Series 2004A
5.00%, 1/01/14 (Pre-refunded/ETM)	5,555	5,813,919
AGM Series 2004A
5.00%, 1/01/23	2,605	2,721,079
Chicago IL Pub Bldg Comm
AMBAC
5.25%, 3/01/13 (Pre-refunded/ETM)	4,000	4,031,560
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	6,060	6,372,332
Chicago IL Sales Tax
AGM
5.00%, 1/01/16	5,000	5,552,500
Chicago IL Tax Increment (Kingsbury Redev Proj)
Series A
6.57%, 2/15/13	475	475,342
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AMBAC Series 2004
5.25%, 6/01/13	2,520	2,566,746
Chicago IL Wstwtr Trnsmn
NPFGC Series B
5.25%, 1/01/15	4,225	4,607,193
Cortland IL Spl Tax (Sheaffer Sys Proj Assmt)
5.50%, 3/01/17 (a)(b)	5,078	2,996,528
Du Page Cnty IL GO
5.60%, 1/01/21	8,655	10,161,403
Illinois Civic Ctr Spl Tax
AMBAC
6.25%, 12/15/20	2,865	3,223,813
Illinois Dev Fin Auth (Adventist Health Sys/Sunbelt)
NPFGC Series B
3.182%, 1/01/19(e)	5,730	5,976,390
Illinois Finance Auth (Northwestern Univ)
1.75%, 12/01/34	2,365	2,402,320
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	5,390	5,402,990
Illinois GO
5.00%, 1/01/13	1,510	1,510,000
Series 2006 A
5.00%, 6/01/15	4,875	5,310,971
Series 2010
5.00%, 1/01/17-1/01/19	43,205	49,113,693
AGM
5.00%, 9/01/14 (Pre-refunded/ETM)	5,550	5,978,238

	Principal Amount (000)	U.S. $ Value
AGM Series A
5.25%, 10/01/13	$7,785	$8,073,823
AMBAC
5.00%, 4/01/14-11/01/14	7,230	7,628,752
AMBAC Series B
5.00%, 3/01/13-3/01/14	16,355	16,778,986
NPFGC Series B
5.00%, 3/01/14 (Pre-refunded/ETM)	5,000	5,272,100
Matteson IL GO
8.00%, 12/01/29(f)	19,775	15,766,607
Metro Pier & Expo Auth IL Spl Tax
5.00%, 12/15/20-12/15/26	17,100	20,888,486
Regional Trnsp Auth IL Sales Tax
NPFGC Series A
5.00%, 7/01/16	5,285	6,012,533
NPFGC-RE Series B
5.50%, 6/01/17	1,025	1,207,881
NPFGC-RE Series C
7.75%, 6/01/20	1,005	1,231,386
Will & Kendall Cnty CSD #202 IL GO
NPFGC-RE
5.00%, 1/01/14-1/01/16	8,705	9,500,217

		218,049,885

Indiana - 0.4%
Indiana Finance Auth (Indiana Srf)
5.00%, 2/01/26	3,550	4,255,527
Indianapolis IN Gas Util
AGC Series A
5.00%, 8/15/30	7,670	7,855,307
Indianapolis IN Loc Bond Bank
Series B
6.00%, 1/10/13	1,200	1,201,152
Jasper Cnty IN PCR (No. Indiana Pub Serv Co.)
NPFGC
5.60%, 11/01/16	6,430	7,205,008

		20,516,994

Kansas - 0.2%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Util Sys)
AMBAC Series 2004
5.65%, 9/01/13 – 9/01/14	12,200	12,757,275

Kentucky - 0.3%
Kentucky Asset Liability Comm (Kentucky Fed Hwy Grant)
NPFGC
5.00%, 9/01/16	5,000	5,757,550
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
NPFGC-RE
5.00%, 3/01/13-3/01/14	7,970	8,150,283

		13,907,833

	Principal Amount (000)	U.S. $ Value
Louisiana - 2.0%
Coves of The Highland CDD LA
5.60%, 11/01/21 (a)(b)(d)	$4,025	$0
Ernest Morial New Orleans Exhib Hall LA
AMBAC Series A
5.25%, 7/15/13 (Pre-refunded/ETM)	3,450	3,541,598
Lafayette LA Util
5.00%, 11/01/21-11/01/22 (g)	7,685	9,405,557
Lakeshore Vlgs Master CDD LA
5.25%, 7/01/17 (a)(b)	9,814	3,925,600
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	21,830	23,509,600
Louisiana Citizens Ppty Ins Corp.
AMBAC Series B
5.25%, 6/01/14	1,770	1,861,615
Louisiana Gas & Fuels Tax
Series 2012A-1
5.00%, 5/01/26	6,770	8,245,251
Louisiana GO
AGM Series 2006C
5.00%, 5/01/14	6,585	6,989,385
Louisiana Loc Govt Envrn Fac & CDA (Lctcs Fac Corp. Proj)
5.00%, 10/01/21-10/01/25	16,135	19,343,870
Louisiana St Office Facs Corp. (Louisiana Lease St Off Bldg)
5.00%, 3/01/13-3/01/17	11,785	12,877,600
Series 2009
5.00%, 3/01/18	2,005	2,345,529
Morehouse Parish LA PCR (International Paper Co.)
Series A
5.25%, 11/15/13	7,340	7,611,433
New Orleans LA GO
NPFGC
5.25%, 12/01/20	5,845	6,410,329
Orange Grove CDD LA
5.30%, 11/01/21 (a)(b)	1,695	537,315
Terrebonne Parish LA Wtrwks
AMBAC Series A
5.25%, 11/01/23	2,000	2,066,500

		108,671,182

Massachusetts - 0.9%
Massachusetts GO
AGM Series 2006C
3.042%, 11/01/19 (e)	1,815	1,897,074
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
Series E2
5.00%, 7/01/14-7/01/17	19,480	21,157,542

	Principal Amount (000)	U.S. $ Value
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series N
6.25%, 4/01/20	$2,820	$3,781,705
Massachusetts Wtr Poll Abatmnt
Series B
5.25%, 8/01/14	40	41,916
Univ of Massachusetts Bldg Auth (Univ of Massachusetts Lease)
AMBAC
5.00%, 11/01/18	18,795	20,933,871

		47,812,108

Michigan - 3.7%
Detroit MI Swr Disp
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	23,996,508
Michigan Bldg Auth (Michigan Lease Fac Prog)
Series 2009 I
5.00%, 10/15/13-10/15/15	19,995	21,499,482
NPFGC Series 2004
5.375%, 10/01/13	1,900	1,968,172
Michigan Finance Auth (Michigan Unemployment)
Series 2012A
5.00%, 7/01/16	93,985	107,865,645
Michigan Pub Pwr Agy (Belle River Proj)
NPFGC
5.25%, 1/01/14	3,380	3,539,299
Michigan Trunk Line Spl Tax
5.00%, 11/01/19-11/01/20	10,000	12,302,350
Series 2009
5.00%, 11/01/23	1,510	1,803,997
AGM Series B
5.00%, 9/01/13	2,055	2,119,589
NPFGC-RE
5.25%, 11/01/13	5,000	5,206,750
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010C
5.00%, 12/01/17	5,000	5,902,950
Wayne State Univ MI
Series 2009 A
5.00%, 11/15/21-11/15/23	14,100	16,194,556

		202,399,298

Minnesota - 0.2%
Minneapolis-St Paul MN Metro Arpt Commn (Minneapolis-St Paul MN Intl Arpt)
Series B
5.00%, 1/01/14	2,210	2,307,130
Southern MN Muni Pwr Agy
AMBAC Series A
5.25%, 1/01/16	6,820	7,706,736

		10,013,866

	Principal Amount (000)	U.S. $ Value
Missouri - 0.3%
Jackson Cnty MO Pub Bldg Corp.
5.00%, 12/01/25	$1,955	$2,107,862
Kansas City MO Mun Assist Corp.
NPFGC-RE
5.00%, 4/15/13	7,215	7,301,724
Springfield MO Pub Util
5.00%, 12/01/18-12/01/19	7,190	8,620,844

		18,030,430

Nevada - 3.6%
Clark Cnty NV Airport PFC (McCarran Airport)
Series 2008
5.25%, 7/01/17	16,695	19,420,459
Series A
5.00%, 7/01/13-7/01/14	8,280	8,552,373
Clark Cnty NV Arpt (McCarran Airport)
AGM Series 2009 C
5.00%, 7/01/24	9,175	11,009,725
Clark Cnty NV GO
AGM Series B
5.00%, 6/01/13	5,370	5,473,372
AMBAC
5.00%, 11/01/15 (Pre-refunded/ETM)	1,085	1,223,088
5.00%, 11/01/16	16,010	18,452,806
AMBAC Series A
6.50%, 6/01/17	1,760	2,144,930
Clark Cnty NV Motor Vehicle Fuel Tax
5.00%, 7/01/19	8,190	9,805,559
AMBAC
5.00%, 7/01/14-7/01/16	26,480	28,726,524
Clark Cnty NV SD GO
Series 2008 A
5.00%, 6/15/21	5,000	5,815,300
AGM Series C
5.00%, 6/15/19	22,380	24,855,899
5.25%, 6/15/13	8,800	8,993,688
NPFGC Series C
5.00%, 6/15/13	5,595	5,711,935
NPFGC-RE Series A
5.00%, 6/15/17	27,880	30,826,916
5.25%, 6/15/14	5,505	5,885,726
Henderson NV LID # T-16 (Henderson NV LID # T-16 Falls)
4.75%, 3/01/13(a)	970	968,196
Nevada GO
Series 2008C
5.00%, 6/01/15	4,555	5,036,965
Series 2009 B
5.00%, 5/01/14	1,790	1,898,689

		194,802,150

New Hampshire - 0.1%
Manchester NH Arpt (Manchester-Boston Regional Arpt)
Series 2012A

	Principal Amount (000)	U.S. $ Value
5.00%, 1/01/22	$6,510	$7,568,461

New Jersey - 3.5%
Garden St Presv Trust NJ
AGM Series 05A
5.80%, 11/01/15 (Pre-refunded/ETM)	2,325	2,673,053
New Jersey COP (New Jersey COP Equip Purchase)
Series A
5.00%, 6/15/13-6/15/14	7,365	7,724,391
New Jersey EDA
NPFGC Series G
5.00%, 9/01/13 (Pre-refunded/ETM)	3,705	3,820,930
New Jersey EDA (New Jersey Lease Sch Fac)
Series W
5.00%, 3/01/15	2,325	2,533,506
NPFGC Series G
5.00%, 9/01/13	20,445	21,065,301
New Jersey EDA (New Jersey Trnst Pj Lease)
5.00%, 5/01/15-5/01/16	55,310	61,534,069
New Jersey Trnsp Trust Fd Auth
Series 2005B
5.25%, 12/15/13 (Pre-refunded/ETM)	255	267,156
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Fed Hwy Grant)
NPFGC-RE Series A
5.00%, 6/15/13-6/15/14	11,520	12,041,108
New Jersey Trnsp Trust Fd Auth (New Jersey Trnsp Trust Fund)
AMBAC Series A
5.50%, 12/15/13	7,415	7,777,964
NPFGC Series 2005B
5.25%, 12/15/13	6,125	6,410,364
NPFGC Series A
5.25%, 12/15/13	18,935	19,817,182
NPFGC Series B
5.25%, 12/15/14	14,605	15,929,674
NPFGC-RE Series B
5.25%, 12/15/13	5,000	5,232,950
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	14,770	18,688,333
Tobacco Settlement Fin Corp. NJ
6.25%, 6/01/13 (Pre-refunded/ETM)	7,020	7,193,534

		192,709,515

New York - 14.5%
Metropolitan Trnsp Auth NY
5.00%, 11/15/22-11/15/26	57,385	69,138,092
Series 2012D
5.00%, 11/15/16	18,660	21,458,813
New York NY GO
5.00%, 8/01/16-8/01/17	10,795	12,559,603
5.25%, 8/01/16	17,165	19,838,449
Series 2002C
5.50%, 2/01/13 (Pre-refunded/ETM)	90	90,355

	Principal Amount (000)	U.S. $ Value
5.50%, 8/01/14	$4,690	$4,708,057
Series 2009 C
5.00%, 8/01/17-8/01/22	18,190	21,907,700
Series 2010B
5.00%, 8/01/19	12,145	14,873,617
Series 2012A
5.00%, 10/01/16	10,090	11,636,797
Series 2012B
5.00%, 8/01/16	18,615	21,343,587
Series B
5.00%, 9/01/15	10,000	11,144,500
Series C
5.00%, 1/01/15-1/01/16	15,370	17,097,598
Series D
5.00%, 2/01/15	8,800	9,593,408
Series E
5.00%, 8/01/14-8/01/16	36,490	39,423,053
Series I
5.875%, 3/15/13	35	35,147
Series J
5.00%, 3/01/17	2,355	2,565,137
New York NY Trnsl Fin Auth
Series 2002A
5.00%, 11/01/22-11/01/25	34,430	42,384,937
Series 2003E
5.25%, 2/01/13 (Pre-refunded/ETM)	4,595	4,612,415
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	28,864,931
Series 2012A
5.00%, 8/01/25	12,345	15,206,571
Series 2012B
5.00%, 11/01/23-11/01/26	45,535	56,370,166
Series 2012E
5.00%, 11/01/22	13,590	17,307,273
NPFGC Series 2003E
5.25%, 2/01/21-2/01/22	140	140,506
New York St Dormitory Auth (New York St Lease Cuny)
Series 2008B
5.00%, 7/01/15-7/01/16	33,770	37,927,823
Series A
5.75%, 7/01/13	360	369,652
New York St Dormitory Auth (New York St Lease Mental Hlth)
NPFGC Series 1998D
5.25%, 2/15/13	115	115,427
New York St Dormitory Auth (New York St Lease Svc Contract)
Series 2009 A
5.00%, 7/01/19-7/01/24	25,150	29,399,216
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009 G
5.00%, 3/15/19-3/15/21	13,865	16,780,621
Series 2011E
5.00%, 8/15/21	3,880	4,870,060
Series 2012A
5.00%, 12/15/22	38,755	48,995,234
Series 2012B

	Principal Amount (000)	U.S. $ Value
5.00%, 3/15/21-3/15/22	$54,775	$68,566,845
New York St Dormitory Auth (New York Univ)
NPFGC Series A
6.00%, 7/01/18	2,865	3,566,151
New York St Dormitory Auth (Orange Regl Med Ctr)
6.00%, 12/01/13-12/01/16	14,030	15,215,048
New York St Thruway Auth
AGM Series 2005A
5.00%, 3/15/15 (Pre-refunded/ETM)	3,650	4,009,306
NPFGC Series A
5.00%, 4/01/13 (Pre-refunded/ETM)	4,700	4,750,525
New York St Thruway Auth (New York St Lease Thruway Svc Contract)
5.00%, 4/01/17	37,425	43,592,266
Series 2009
5.00%, 4/01/18	10,000	11,896,700
New York St Thruway Auth (New York St Pers Income Tax)
AGM Series 2005A
5.00%, 3/15/18	4,210	4,614,665
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
NPFGC-RE Series B
5.00%, 4/01/13-4/01/16	50,925	56,355,657

		793,325,908

North Carolina - 2.8%
North Carolina Eastern Mun Pwr Agy
Series 2009 B
5.00%, 1/01/17	1,020	1,175,366
Series 2012B
5.00%, 1/01/21	13,215	16,140,537
Series A
5.00%, 1/01/14-1/01/15	9,510	10,112,830
6.00%, 1/01/22 (Pre-refunded/ETM)	1,720	2,332,561
North Carolina Infra Fin Corp. COP
Series A
5.00%, 2/01/13	4,295	4,310,591
AGM Series A
5.00%, 2/01/13-2/01/15	20,000	20,953,100
North Carolina Mun Pwr Agy #1
5.25%, 1/01/14	15,545	16,320,695
5.50%, 1/01/13 (Pre-refunded/ETM)	1,455	1,455,000
5.50%, 1/01/13 (Pre-refunded/ETM)	1,210	1,210,000
Series A
5.25%, 1/01/15-1/01/16	47,955	52,967,724
5.50%, 1/01/13	2,640	2,640,000
Series C
5.25%, 1/01/14-1/01/17	18,155	20,010,376
AMBAC Series A
5.25%, 1/01/15	5,490	5,494,612

		155,123,392

Ohio - 3.8%
Cincinnati OH Wtr
Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 12/01/15	$5,780	$6,513,887
Cleveland OH Arpt Sys
AMBAC Series 2006 A
5.00%, 1/01/23	3,145	3,530,954
5.25%, 1/01/20	2,315	2,768,601
Columbiana Cnty Port Auth OH (Liberty Waste Trnsp LLC)
Series A
7.00%, 8/01/21(a)	3,650	2,510,434
Cuyahoga Cnty OH Econ Dev (Cuyahoga Cnty OH Lease)
Series 2010G
5.00%, 12/01/19-12/01/24	93,725	110,028,060
Ohio GO
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	71,964,736
Univ of Cincinnati OH
5.00%, 6/01/20-6/01/21	6,795	8,288,271
Univ of Toledo OH
5.00%, 6/01/21	2,610	3,108,980

		208,713,923

Oklahoma - 0.1%
Mcgee Creek Auth OK Wtr
NPFGC
6.00%, 1/01/23	3,980	4,656,321

Oregon - 0.6%
Oregon Dept of Admin Svc COP
Series 2009 D
5.00%, 11/01/21-11/01/23	18,535	21,865,403
Port of Portland OR (Portland Intl Arpt)
Series 2010 20C
5.00%, 7/01/23	1,405	1,605,451
Portland OR Swr Sys
NPFGC Series A
5.00%, 6/15/13	5,090	5,199,181
Washington Cnty OR SD #48-J GO
AGM
5.00%, 6/01/13	4,600	4,690,068

		33,360,103

Pennsylvania - 5.8%
Allegheny Cnty PA Arpt Auth (Pittsburgh Intl Airport)
NPFGC
5.00%, 1/01/18	1,585	1,782,539
Allegheny Cnty PA Hosp Dev Auth (Upmc Health Sys)
Series 2008A
5.00%, 9/01/14	46,500	50,007,495
Series B
5.00%, 6/15/18	8,200	8,682,242
Allegheny Cnty PA Redev Auth (Pittsburgh Mills Spl Tax)
5.10%, 7/01/14	225	229,169
Central Bucks PA SD GO

	Principal Amount (000)	U.S. $ Value
5.00%, 5/15/16 (Pre-refunded/ETM)	$2,045	$2,344,920
NPFGC-RE
5.00%, 5/15/16	2,955	3,354,457
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
Series 2012A
3.00%, 1/01/15	2,900	3,041,143
5.00%, 1/01/16-7/01/19	21,440	25,373,515
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
AGM Series A
5.00%, 6/01/14	5,440	5,739,581
Pennsylvania Turnpike Comm
5.00%, 6/01/15	4,260	4,661,249
Series 2009 B
5.00%, 6/01/16-6/01/20	50,185	58,184,721
Philadelphia PA Arpt (Philadelphia Intl Airport)
5.00%, 6/15/21	6,225	7,350,605
Series 2010D
5.00%, 6/15/19-6/15/21	28,140	32,538,178
5.25%, 6/15/22-6/15/23	20,485	23,710,254
Series 2011A
5.00%, 6/15/16-6/15/19	12,650	14,503,086
Philadelphia PA IDA (Univ of Pennsylvania)
Series 2007
0.70%, 4/26/14(h)	7,300	7,254,594
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.00%, 9/01/14-9/01/20	38,650	43,848,592
Series 2009
5.125%, 9/01/22	9,080	10,337,852
Southeastern PA Trnsp Auth
5.00%, 3/01/23-3/01/24	12,245	14,326,089

		317,270,281

Puerto Rico - 3.1%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/21	23,860	24,626,861
Series 2010ZZ
5.00%, 7/01/17	5,835	6,153,649
5.25%, 7/01/18	2,205	2,361,004
Puerto Rico Govt Dev Bank
Series B
5.00%, 12/01/13	3,540	3,616,676
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	7,415	7,489,521
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series M
5.50%, 7/01/13	15,205	15,421,215
AMBAC Series 2003H
5.50%, 7/01/16	5,415	5,726,038
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/21	36,000	40,555,440
Series 2009A

	Principal Amount (000)	U.S. $ Value
5.375%, 8/01/19 (Pre-refunded/ETM)	$10,315	$13,179,682
5.375%, 8/01/20	39,685	44,790,475
5.50%, 8/01/23	5,040	5,592,938

		169,513,499

Rhode Island - 0.5%
Rhode Island Depositors Corp.
Series A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,997,844
AGM Series A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,902,510
5.75%, 8/01/19 (Pre-refunded/ETM)	4,940	6,033,666
Rhode Island Higher Ed Svgs Tr (Rhode Island DOT Fed Hwy Grant)
AGC Series 2009A
5.25%, 6/15/17	7,955	9,259,779

		25,193,799

South Carolina - 0.4%
Greenville Cnty SD SC Lease
5.00%, 12/01/13-12/01/15	14,850	16,193,826
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
5.25%, 12/01/23-12/01/25	2,315	2,453,341
South Carolina Pub Svc Auth
Series 2002D
5.25%, 1/01/13 (Pre-refunded/ETM)	410	410,000
5.25%, 1/01/13 (Pre-refunded/ETM)	445	445,000
AGM
5.25%, 1/01/13 (Pre-refunded/ETM)	1,225	1,225,000

		20,727,167

Tennessee - 0.1%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
Series 2010 B
5.00%, 7/01/16-7/01/17	3,590	4,097,061
Tennessee Energy Acq Corp. Gas (Goldman Sachs Group, Inc.)
Series A
5.25%, 9/01/21	2,115	2,430,177

		6,527,238

Texas - 9.9%
Austin TX Utils Sys
AGM
5.00%, 11/15/13 (Pre-refunded/ETM)	3,035	3,159,587
Bell Cnty TX Hlth Fac Dev Corp.
6.50%, 1/31/13 (Pre-refunded/ETM)	1,000	1,240,830
Camino Real Regl Mob Auth TX
5.00%, 2/15/14-2/15/21	60,940	65,560,632
Clear Creek TX ISD GO
Series A
5.00%, 2/15/16	1,280	1,452,198
Conroe TX ISD GO
5.00%, 2/15/16	6,260	6,862,713
Dallas Fort Worth TX Intl Arpt

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/14	$2,500	$2,704,575
Series 2009A
5.00%, 11/01/15	6,415	7,183,260
Series 2012F
5.00%, 11/01/21-11/01/25	17,850	20,305,378
AMBAC Series 2003 A
5.50%, 11/01/14	2,000	2,079,500
Dallas TX GO
5.00%, 2/15/13	2,190	2,202,067
Dallas TX ISD GO
5.00%, 2/15/22-8/15/23	13,530	17,037,437
Garland TX GO
Series 2010
5.00%, 2/15/24	3,800	4,530,132
Harris Cnty TX Fld Ctl Dist GO
Series A
5.25%, 10/01/14 (Pre-refunded/ETM)	1,920	2,080,397
5.25%, 10/01/14 (Pre-refunded/ETM)	4,795	5,195,574
5.25%, 10/01/14 (Pre-refunded/ETM)	5,255	5,694,003
Harris Cnty TX GO
5.25%, 10/01/14 (Pre-refunded/ETM)	3,660	3,965,756
5.25%, 10/01/14 (Pre-refunded/ETM)	10,340	11,232,239
Series 2010 A
5.00%, 10/01/23-10/01/25	17,570	21,292,011
Houston TX Arpt Sys
Series 2009 A
5.00%, 7/01/21	2,090	2,433,471
Lower Colorado River Auth TX
5.00%, 5/15/22-5/15/23	46,220	55,183,877
AGM Series 1999 A
5.875%, 5/15/16	2,325	2,334,091
North Texas Tollway Auth TX
Series 2008H
5.00%, 1/01/42 (Pre-refunded/ETM)	5,000	5,000,000
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.00%, 9/01/24	5,000	6,041,150
5.25%, 9/01/25-9/01/26	35,870	43,724,928
Plano TX GO
5.00%, 9/01/13	5,045	5,204,573
Retama TX Dev Corp.
8.75%, 12/15/13 (Pre-refunded/ETM)	2,045	2,204,019
8.75%, 12/15/14 (Pre-refunded/ETM)	3,860	4,467,255
8.75%, 12/15/15 (Pre-refunded/ETM)	1,200	1,479,696
SA Energy Acq Pub Fac Corp. Gas (Goldman Sachs Group, Inc.)
5.25%, 8/01/15	1,880	2,051,907
San Antonio TX Elec & Gas
5.00%, 2/01/20-2/01/23	61,590	74,737,246
5.375%, 2/01/13	5,000	5,019,550
San Antonio TX Wtr
Series 2011A
3.00%, 5/15/13	1,150	1,161,834
5.00%, 5/15/23-5/15/26	21,200	25,622,982
Spring TX ISD GO
5.00%, 8/15/20-8/15/21	8,365	10,420,010
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)

	Principal Amount (000)	U.S. $ Value
5.25%, 11/15/16	$1,160	$1,225,842
Texas A & M Univ
Series 2009 D
5.00%, 5/15/18	2,000	2,410,960
Texas GO
5.00%, 10/01/22-10/01/25	47,335	58,941,587
Texas Mun Pwr Agy
NPFGC
Zero Coupon, 9/01/13	2,345	2,333,017
Texas PFA (Texas Lease Bldg & Procur)
AMBAC
5.00%, 2/01/15	5,000	5,355,000
Texas Trnsp Comm
Series 2009
2.75%, 2/15/13 (Pre-refunded/ETM)(e)	8,270	8,293,900
Texas Trnsp Comm (Texas St Hwy Fund First Tier)
5.00%, 4/01/14-4/01/16	14,985	16,653,563
Series 2007
5.00%, 4/01/24	8,380	9,742,001
Univ of Texas
Series D
5.00%, 8/15/14	5,850	6,287,405

		542,108,153

Virginia - 0.0%
Broad Street CDA VA
7.125%, 6/01/13 (Pre-refunded/ETM)	1,584	1,649,958

Washington - 7.3%
Central Puget Sound WA RTA
AMBAC Series A
5.00%, 5/01/15 (Pre-refunded/ETM)	1,015	1,123,686
Chelan Cnty WA PUD #1
Series 2011A
5.00%, 7/01/20	3,110	3,675,429
Series 2011B
5.00%, 7/01/21	5,000	5,934,200
5.25%, 7/01/22	3,565	4,241,815
Cowlitz Cnty WA Spl Swr (Cowlitz Cnty WA Special Swr)
NPFGC-RE
5.50%, 11/01/19	1,435	1,628,840
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/17	2,625	3,088,864
Series 2012A
5.00%, 7/01/18-7/01/21	92,520	113,081,465
Series A
5.00%, 7/01/14	7,380	7,895,862
5.50%, 7/01/13	3,840	3,940,147
Series C
5.00%, 7/01/14-7/01/16	21,300	23,198,601
Series D
5.00%, 7/01/13	5,060	5,179,568
AMBAC Series A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/18	$5,040	$5,546,722
Grant Cnty WA PUD #2
Series 2011A
5.00%, 1/01/20-1/01/23	13,725	16,680,165
King Cnty WA Swr
Series 2011B
5.00%, 1/01/23	4,415	5,348,817
Port of Seattle WA
5.00%, 6/01/22	1,995	2,370,399
Series 2010C
5.00%, 2/01/17	2,590	2,950,321
Seattle WA Mun Light & Pwr
AGM
5.00%, 8/01/13	10,060	10,336,751
Tacoma WA Elec Sys
AGM
5.00%, 1/01/15	20,945	22,658,091
Washington Fed Hwy Grant
5.00%, 9/01/21	19,110	23,784,115
Washington St GO
5.00%, 7/01/23	13,715	17,108,228
Series 2003A
5.00%, 7/01/13 (Pre-refunded/ETM)	55	56,286
Series 2012R
5.00%, 7/01/23	15,950	19,896,189
Series A
5.00%, 7/01/13	10,330	10,574,098
Series C
5.00%, 7/01/14	27,730	29,668,327
AGM
5.00%, 7/01/15	5,405	6,002,252
AGM Series 2007A
5.00%, 7/01/14	6,260	6,697,574
AGM Series B
5.00%, 7/01/13	5,785	5,921,700
AGM Series D
5.00%, 1/01/14	2,655	2,780,635
AMBAC
5.00%, 1/01/13-1/01/14	26,335	26,744,081
AMBAC Series C
5.00%, 1/01/16	7,770	8,772,252
NPFGC Series 2003R
5.00%, 7/01/13	2,025	2,072,851

		398,958,331

Wisconsin - 1.1%
Wisconsin GO
Series 2004A
5.00%, 5/01/13 (Pre-refunded/ETM)	4,015	4,076,751
NPFGC Series 1
5.25%, 5/01/13	4,545	4,619,674
NPFGC Series 2004A
5.00%, 5/01/13	8,555	8,688,629
NPFGC Series B
5.00%, 5/01/13	4,750	4,824,005
NPFGC-RE Series 3
5.25%, 5/01/13	5,500	5,590,365
Wisconsin Trnsp Auth

	Principal Amount (000)	U.S. $ Value
Series 2005B
5.00%, 7/01/13 (Pre-refunded/ETM)	$3,260	$3,336,219
Wisconsin Trnsp Auth (Wisconsin Trnsp Auth Spl Tax)
Series 2012-2
5.00%, 7/01/23	3,420	4,302,976
AGM Series A
5.25%, 7/01/14-7/01/16	12,610	14,321,332
AMBAC Series 2005B
5.00%, 7/01/13	1,010	1,033,765
NPFGC-RE
5.00%, 7/01/16	6,885	7,891,587
NPFGC-RE Series I
5.00%, 7/01/17	2,000	2,350,520

		61,035,823

Total Municipal Obligations (cost $4,861,096,350)		5,165,821,891

CORPORATES - INVESTMENT GRADES - 4.3%
Financial Institutions - 2.2%
Banking - 1.6%
Bank of America Corp.
1.50%, 10/09/15	4,438	4,460,691
7.375%, 5/15/14	6,380	6,908,564
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	1,571	1,707,162
Capital One Financial Corp.
2.125%, 7/15/14	12,993	13,226,627
Citigroup, Inc.
2.65%, 3/02/15	8,048	8,287,557
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	5,430	5,662,980
5.25%, 10/15/13	20,300	21,010,744
6.00%, 5/01/14	1,113	1,184,508
JPMorgan Chase & Co.
1.875%, 3/20/15	1,875	1,908,711
2.05%, 1/24/14	8,878	9,016,905
Merrill Lynch & Co., Inc.
5.45%, 2/05/13	15,236	15,302,139

		88,676,588

Finance - 0.6%
General Electric Capital Corp.
2.15%, 1/09/15	27,608	28,357,143
5.90%, 5/13/14	1,678	1,798,338

		30,155,481

		118,832,069

Industrial - 2.1%
Capital Goods - 0.2%
Caterpillar, Inc.
0.95%, 6/26/15	13,617	13,730,702

Communications - Telecommunications - 0.5%
Cellco Partnership/Verizon Wireless Capital LLC

	Principal Amount (000)	U.S. $ Value
7.375%, 11/15/13	$2,492	$2,633,962
Verizon Communications, Inc.
1.95%, 3/28/14	20,918	21,296,198
5.25%, 4/15/13	1,676	1,698,944

		25,629,104

Consumer Cyclical - Automotive - 0.5%
Daimler Finance North America LLC
6.50%, 11/15/13	13,842	14,530,473
Ford Motor Credit Co. LLC
7.00%, 4/15/15	12,630	14,082,930

		28,613,403

Consumer Non-Cyclical - 0.1%
Watson Pharmaceuticals, Inc.
1.875%, 10/01/17	2,807	2,843,909

Technology – 0.8%
Hewlett-Packard Co.
1.55%, 5/30/14	3,543	3,535,078
6.125%, 3/01/14	23,345	24,540,661
International Business Machines Corp.
0.55%, 2/06/15	14,866	14,868,765

		42,944,504

		113,761,622

Utility - 0.0%
Electric - 0.0%
Exelon Generation Co. LLC
5.35%, 1/15/14	1,273	1,331,563

Total Corporates - Investment Grades (cost $230,935,804)		233,925,254

Total Investments - 99.0% (cost $5,092,032,154) (i)		5,399,747,145
Other assets less liabilities - 1.0%		53,271,254

Net Assets - 100.0%		$5,453,018,399

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Variable rate coupon, rate shown as of December 31, 2012.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	When-Issued or delayed delivery security.
(h)	Floating Rate Security. Stated interest rate was in effect at December 31, 2012.
(i)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $339,131,121 and gross unrealized depreciation of investments was $(31,416,130), resulting in net unrealized appreciation of $307,714,991.

As of December 31, 2012, the Fund held 19.1% of net assets in insured bonds (of this amount 7.3% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RTA	-	Regional Transportation Authority
SD	-	School District
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Diversified Municipal Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$5,096,452,768		$69,369,123		$5,165,821,891
Corporates—Investment Grades		– 0	–	233,925,254		– 0	–	233,925,254

Total Investments in Securities		– 0	–	5,330,378,022		69,369,123		5,399,747,145
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^	$	– 0	–	$5,330,378,022		$69,369,123		$5,399,747,145

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$78,185,467		$78,185,467
Accrued discounts/(premiums)	15,091		15,091
Realized gain (loss)	(583,529)		(583,529)
Change in unrealized appreciation/depreciation	952,394		952,394
Purchases	– 0	–	– 0	–
Sales	(9,200,300)		(9,200,300)
Transfers in to Level 3	– 0	–	– 0	–

	Long-Term Municipal Bonds		Total
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$69,369,123		$69,369,123

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(74,259)		$(74,259)

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2012	Valuation Technique	Unobservable Input	Range
Long-Term Municipal Bonds	$69,369,123	Third Party Vendor	Evaluated Quotes	$30.00 - $138.37
		Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 58.3%
Consumer Discretionary - 9.9%
Auto Components - 0.3%
Cie Generale des Etablissements Michelin - Class B	15,560	$1,490,942
Dana Holding Corp.	11,560	180,451
GKN PLC	215,710	813,827
Lear Corp.	6,070	284,319
Magna International, Inc. (Toronto) - Class A	18,650	931,469
TRW Automotive Holdings Corp. (a)	3,690	197,821
Valeo SA	20,420	1,025,696

		4,924,525

Automobiles - 1.3%
Bayerische Motoren Werke AG	6,720	653,930
Dongfeng Motor Group Co., Ltd. - Class H	454,000	714,779
Ford Motor Co.	446,100	5,776,995
Harley-Davidson, Inc.	81,300	3,970,692
Honda Motor Co., Ltd.	32,300	1,196,218
Mazda Motor Corp. (a)	577,000	1,184,185
Nissan Motor Co., Ltd.	163,000	1,546,686
Renault SA	15,460	839,602
Toyota Motor Corp.	37,800	1,765,113
Volkswagen AG (Preference Shares)	6,950	1,594,670

		19,242,870

Distributors - 0.3%
Imperial Holdings Ltd.	15,460	364,590
Li & Fung Ltd.	1,788,000	3,235,854
LKQ Corp. (a)	13,380	282,318

		3,882,762

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	82,500	1,392,930
Estacio Participacoes SA	59,200	1,206,263
K12, Inc. (a)	10,340	211,350

		2,810,543

Hotels, Restaurants & Leisure - 1.9%
Ajisen China Holdings Ltd.	949,000	916,366
Chipotle Mexican Grill, Inc. - Class A (a)	12,700	3,777,742
McDonald’s Corp.	43,900	3,872,419
Melco Crown Entertainment Ltd. (ADR) (a)	37,690	634,700
MGM Resorts International (a)	550,865	6,412,069
Panera Bread Co. - Class A (a)	1,850	293,836
Royal Caribbean Cruises Ltd.	6,170	209,780
Sands China Ltd.	573,200	2,566,358
Sodexo	21,350	1,804,045
Starbucks Corp.	118,500	6,353,970

		26,841,285

Household Durables - 0.2%
Meritage Homes Corp. (a)	5,470	204,304
MRV Engenharia e Participacoes SA	180,500	1,056,112
Newell Rubbermaid, Inc.	4,640	103,333

Company	Shares	U.S. $ Value
Sony Corp.	28,600	$320,762
Taylor Wimpey PLC	432,370	468,983

		2,153,494

Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	23,500	5,901,790

Media - 2.4%
Comcast Corp. - Class A	127,800	4,777,164
DIRECTV (a)	45,700	2,292,312
Fairfax Media Ltd.	198,500	106,080
Gannett Co., Inc.	8,350	150,384
Liberty Media Corp. - Liberty Capital (a)	35,100	4,071,951
National CineMedia, Inc.	13,650	192,874
Pandora Media, Inc. (a)	15,660	143,759
Time Warner Cable, Inc. Class A (b)	56,100	5,452,359
Time Warner, Inc.	119,000	5,691,770
Viacom, Inc. Class B	99,405	5,242,620
Walt Disney Co. (The) (b)	140,800	7,010,432

		35,131,705

Multiline Retail - 0.6%
Canadian Tire Corp., Ltd.	7,740	539,862
Don Quijote Co., Ltd.	6,800	250,144
Golden Eagle Retail Group Ltd.	474,000	1,181,798
Macy’s, Inc.	177,800	6,937,756

		8,909,560

Specialty Retail - 1.9%
ANN, Inc. (a)	5,300	179,352
Belle International Holdings Ltd.	811,000	1,793,587
CarMax, Inc. (a)	6,300	236,502
Dick’s Sporting Goods, Inc.	5,645	256,791
Five Below, Inc. (a)	2,910	93,236
Francesca’s Holdings Corp. (a)	8,730	226,631
GameStop Corp. - Class A	5,330	133,730
Home Depot, Inc. (The)	114,400	7,075,640
Indomobil Sukses Internasional TBK PT	336,000	185,220
L’Occitane International SA	135,250	432,777
Lumber Liquidators Holdings, Inc. (a)	4,730	249,886
Men’s Wearhouse, Inc. (The)	7,280	226,845
Mr. Price Group Ltd.	51,210	848,711
Nitori Holdings Co., Ltd.	10,750	787,614
Office Depot, Inc. (a)	45,350	148,748
PetSmart, Inc.	15,950	1,090,023
Select Comfort Corp. (a)	8,981	235,033
TJX Cos., Inc.	138,500	5,879,325
Tractor Supply Co.	1,660	146,678
Ulta Salon Cosmetics & Fragrance, Inc.	41,120	4,040,451
Vitamin Shoppe, Inc. (a)	4,023	230,759
Yamada Denki Co., Ltd.	55,480	2,144,356

		26,641,895

Textiles, Apparel & Luxury Goods - 0.4%
Burberry Group PLC	16,850	338,710

Company	Shares	U.S. $ Value
Cie Financiere Richemont SA	16,920	$1,328,144
Coach, Inc.	57,800	3,208,478
Jones Group, Inc. (The)	14,230	157,384
LVMH Moet Hennessy Louis Vuitton SA	1,600	295,291
PVH Corp.	2,164	240,226
Samsonite International SA	106,100	222,660
Tumi Holdings, Inc. (a)	9,020	188,067

		5,978,960

		142,419,389

Information Technology - 9.8%
Communications Equipment - 0.9%
Acme Packet, Inc. (a)	5,020	111,042
Ciena Corp. (a)	10,290	161,553
Cisco Systems, Inc.	276,400	5,431,260
F5 Networks, Inc. (a)	39,000	3,788,850
Harris Corp. (c)	57,360	2,808,346
Riverbed Technology, Inc. (a)	5,810	114,573

		12,415,624

Computers & Peripherals - 1.8%
Apple, Inc.	33,200	17,696,596
Fujitsu Ltd.	233,000	977,195
Hewlett-Packard Co. (b)	529,400	7,543,950
Lite-On Technology Corp.	117,361	156,637
Wistron Corp.	287,544	301,028

		26,675,406

Electronic Equipment & Instruments & Components - 0.3%
Anixter International, Inc.	2,630	168,267
Arrow Electronics, Inc. (a)	5,440	207,155
AU Optronics Corp. (a)	1,817,000	824,537
AU Optronics Corp. (Sponsored ADR) (a)	34,090	153,405
Avnet, Inc. (a)	6,140	187,946
Flextronics International Ltd. (a)	21,620	134,260
Hon Hai Precision Industry Co., Ltd.	140,000	433,345
Ingram Micro, Inc. - Class A (a)	8,000	135,360
Insight Enterprises, Inc. (a)	10,660	185,164
Jabil Circuit, Inc.	5,290	102,044
LG Display Co., Ltd. (ADR)	114,720	1,661,146
TTM Technologies, Inc. (a)	17,490	160,908
Vishay Intertechnology, Inc. (a)	18,700	198,781

		4,552,318

Internet Software & Services - 1.4%
Baidu, Inc. (Sponsored ADR) (a)	23,940	2,400,943
Bazaarvoice, Inc. (a)	10,643	99,512
CoStar Group, Inc. (a)	3,250	290,452
eBay, Inc. (a)	60,200	3,071,404
Google, Inc. - Class A (a)	15,300	10,853,361
LinkedIn Corp. (a)	24,100	2,767,162

Company	Shares	U.S. $ Value
MercadoLibre, Inc.	3,070	$241,210

		19,724,044

IT Services - 2.3%
Amdocs Ltd.	6,550	222,634
Cognizant Technology Solutions Corp. - Class A (a)(c)	104,000	7,701,200
Convergys Corp.	10,110	165,905
Fidelity National Information Services, Inc.	123,200	4,288,592
Fiserv, Inc. (a)	30,400	2,402,512
International Business Machines Corp. (c)	52,600	10,075,530
Visa, Inc. Class A	52,300	7,927,634

		32,784,007

Office Electronics - 0.1%
Canon, Inc.	17,200	666,667
Konica Minolta Holdings, Inc.	54,500	392,200

		1,058,867

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Semiconductor Engineering, Inc.	1,143,962	995,956
Amkor Technology, Inc. (a)	18,170	77,222
Applied Materials, Inc.	477,770	5,465,689
Cirrus Logic, Inc. (a)	1,180	34,185
Entegris, Inc. (a)	20,260	185,987
Fairchild Semiconductor International, Inc. (a)	11,960	172,224
Lam Research Corp. (a)	5,320	192,212
Mellanox Technologies Ltd. (a)	700	41,566
Micron Technology, Inc. (a)	483,473	3,070,054
MKS Instruments, Inc.	5,580	143,852
Samsung Electronics Co., Ltd. (GDR) (d)	11,020	4,491,096
Samsung Electronics Co., Ltd. (GDR) (London) (d)	2,010	1,442,786
Skyworks Solutions, Inc. (a)	4,270	86,681
Sumco Corp. (a)	36,200	356,079
Teradyne, Inc. (a)	9,680	163,495
Tokyo Electron Ltd.	14,500	668,758
Veeco Instruments, Inc. (a)	5,660	167,083

		17,754,925

Software - 1.8%
ANSYS, Inc. (a)	66,880	4,503,699
Aspen Technology, Inc. (a)	7,540	208,406
Cadence Design Systems, Inc. (a)	23,110	312,216
Citrix Systems, Inc. (a)	118,600	7,797,950
Fortinet, Inc. (a)	6,970	146,858
Intuit, Inc.	78,600	4,676,700
MICROS Systems, Inc. (a)	4,740	201,166
Microsoft Corp.	161,800	4,324,914
Nintendo Co., Ltd.	3,300	352,365
ServiceNow, Inc. (a)	4,108	123,363
SolarWinds, Inc. (a)	3,930	206,128
TIBCO Software, Inc. (a)	173,500	3,818,735

Company	Shares	U.S. $ Value
Workday, Inc. (a)	1,405	$76,573

		26,749,073

		141,714,264

Financials - 9.0%
Capital Markets - 0.7%
Affiliated Managers Group, Inc. (a)	15,340	1,996,501
Credit Suisse Group AG (a)	53,060	1,295,002
Deutsche Bank AG (REG)	20,830	916,412
Lazard Ltd. - Class A	6,330	188,887
Legg Mason, Inc.	6,000	154,320
Macquarie Group Ltd.	47,020	1,761,417
Stifel Financial Corp. (a)	6,830	218,355
UBS AG (a)	240,501	3,763,569

		10,294,463

Commercial Banks - 3.5%
Associated Banc-Corp	13,950	183,024
Banco do Brasil SA	161,700	2,021,744
Bank of Montreal	13,620	833,330
BB&T Corp.	134,400	3,912,384
CapitalSource, Inc.	26,840	203,447
China Construction Bank Corp. - Class H	426,000	348,132
CIT Group, Inc. (a)	200,600	7,751,184
Comerica, Inc.	6,860	208,132
First Niagara Financial Group, Inc.	25,260	200,312
HSBC Holdings PLC	414,784	4,395,369
Huntington Bancshares, Inc./OH	37,000	236,430
Iberiabank Corp.	4,120	202,374
Itau Unibanco Holding SA (ADR)	36,640	603,094
KB Financial Group, Inc. (ADR)	39,600	1,421,640
Komercni Banka AS	1,200	253,676
Lloyds Banking Group PLC (a)	1,007,940	803,221
Mitsubishi UFJ Financial Group, Inc.	291,100	1,575,175
National Australia Bank Ltd.	53,900	1,417,736
National Bank of Canada	7,400	574,621
Popular, Inc. (a)	7,450	154,886
Sberbank of Russia (Sponsored ADR)	140,412	1,763,575
Signature Bank/New York NY (a)	3,410	243,269
Societe Generale SA (a)	41,651	1,583,673
Sumitomo Mitsui Financial Group, Inc.	33,800	1,228,352
Susquehanna Bancshares, Inc.	17,110	179,313
SVB Financial Group (a)	2,940	164,552
Turkiye Vakiflar Bankasi Tao - Class D	221,650	576,581
US Bancorp	157,100	5,017,774
Webster Financial Corp.	4,770	98,024
Wells Fargo & Co.	352,800	12,058,704
Zions Bancorporation	12,200	261,080

		50,474,808

Consumer Finance - 0.4%
Discover Financial Services	132,300	5,100,165

Diversified Financial Services - 2.4%
Bank of America Corp.	430,700	4,996,120
Citigroup, Inc.	346,300	13,699,628

Company	Shares	U.S. $ Value
IG Group Holdings PLC	244,509	$1,799,524
ING Groep NV (a)	173,600	1,648,850
IntercontinentalExchange, Inc. (a)	60,700	7,515,267
JPMorgan Chase & Co. (b)	90,400	3,974,888
ORIX Corp.	6,700	756,822

		34,391,099

Insurance - 2.0%
Admiral Group PLC	137,940	2,627,556
Aegon NV	139,356	900,214
AIA Group Ltd.	721,200	2,860,521
Allianz SE	3,300	460,010
Aspen Insurance Holdings Ltd.	7,590	243,487
Aviva PLC	102,120	631,913
Berkshire Hathaway, Inc. (a)	46,100	4,135,170
Everest Re Group Ltd.	600	65,970
Fidelity National Financial, Inc. - Class A	180,190	4,243,474
Lancashire Holdings Ltd.	165,298	2,104,622
Marsh & McLennan Cos., Inc.	67,500	2,326,725
PartnerRe Ltd.	41,800	3,364,482
Platinum Underwriters Holdings Ltd.	4,720	217,120
Prudential PLC	233,040	3,324,862
Reinsurance Group of America, Inc. - Class A	2,940	157,349
Suncorp Group Ltd.	78,341	836,590
Torchmark Corp.	4,140	213,914
Unum Group	8,400	174,888
Validus Holdings Ltd.	5,900	204,022

		29,092,889

Real Estate Investment Trusts (REITs) - 0.0%
EPR Properties	4,580	211,184
Plum Creek Timber Co., Inc.	3,910	173,487

		384,671

		129,738,095

Health Care - 8.1%
Biotechnology - 1.0%
Actelion Ltd. (a)	24,500	1,172,345
Amgen, Inc.	25,400	2,192,528
Ariad Pharmaceuticals, Inc. (a)	4,820	92,448
Biogen Idec, Inc. (a)	54,300	7,964,181
BioMarin Pharmaceutical, Inc. (a)	2,960	145,780
Cubist Pharmaceuticals, Inc. (a)	3,145	132,279
Onyx Pharmaceuticals, Inc. (a)	3,210	242,451
Vertex Pharmaceuticals, Inc. (a)	40,200	1,685,988

		13,628,000

Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	950	26,363
Becton Dickinson and Co. (c)	66,300	5,183,997
HeartWare International, Inc. (a)	1,980	166,221
IDEXX Laboratories, Inc. (a)	66,200	6,143,360
Intuitive Surgical, Inc. (a)	11,200	5,492,144
Medtronic, Inc.	145,300	5,960,206

Company	Shares	U.S. $ Value
Sirona Dental Systems, Inc. (a)	3,100	$199,826
Volcano Corp. (a)	4,930	116,397

		23,288,514

Health Care Providers & Services - 1.9%
Acadia Healthcare Co., Inc. (a)	6,247	145,742
Catamaran Corp. (a)	5,830	274,651
Health Net, Inc. (a)(c)	62,850	1,527,255
LifePoint Hospitals, Inc. (a)	4,020	151,755
McKesson Corp.	61,400	5,953,344
Mednax, Inc. (a)	2,780	221,066
Odontoprev SA	49,400	258,883
UnitedHealth Group, Inc.	132,400	7,181,376
Universal Health Services, Inc. - Class B	4,430	214,190
WellCare Health Plans, Inc. (a)	2,500	121,725
WellPoint, Inc. (b)	177,500	10,813,300

		26,863,287

Life Sciences Tools & Services - 0.0%
Eurofins Scientific	2,965	482,305
ICON PLC (Sponsored ADR) (a)	4,100	113,816

		596,121

Pharmaceuticals - 3.6%
Akorn, Inc. (a)	10,949	146,279
AstraZeneca PLC	67,740	3,210,178
AstraZeneca PLC (Sponsored ADR)	277,100	13,098,517
GlaxoSmithKline PLC	82,400	1,794,038
Impax Laboratories, Inc. (a)	3,160	64,748
Jazz Pharmaceuticals PLC (a)	2,450	130,340
Johnson & Johnson	124,000	8,692,400
Merck & Co., Inc.	96,700	3,958,898
Novartis AG	16,550	1,045,518
Pfizer, Inc. (b)	686,000	17,204,880
Roche Holding AG	11,830	2,391,803

		51,737,599

		116,113,521

Consumer Staples - 5.8%
Beverages - 0.1%
Anheuser-Busch InBev NV	9,730	847,333
Asahi Group Holdings Ltd.	22,100	470,569
Constellation Brands, Inc. - Class A (a)	4,660	164,917

		1,482,819

Food & Staples Retailing - 1.7%
George Weston Ltd.	7,000	497,396
Jeronimo Martins SGPS SA	111,680	2,159,489
Koninklijke Ahold NV	87,340	1,171,142
Kroger Co. (The)	432,000	11,240,640
Olam International Ltd.	1,892,038	2,430,374
Sugi Holdings Co., Ltd.	1,300	45,863
Tsuruha Holdings, Inc.	3,600	283,910
Wal-Mart Stores, Inc.	79,100	5,396,993

Company	Shares	U.S. $ Value
WM Morrison Supermarkets PLC	184,650	$792,824

		24,018,631

Food Products - 0.7%
Dole Food Co., Inc. (a)	14,360	164,709
Green Mountain Coffee Roasters, Inc. (a)	1,980	81,893
JM Smucker Co. (The)	15,102	1,302,397
Kraft Foods Group, Inc.	74,001	3,364,825
Tyson Foods, Inc. - Class A	203,690	3,951,586
Unilever PLC	29,678	1,153,611

		10,019,021

Household Products - 0.4%
Clorox Co. (The)	29,704	2,174,927
Henkel AG & Co. KGaA	15,730	1,079,565
Procter & Gamble Co. (The)	24,000	1,629,360
Reckitt Benckiser Group PLC	17,874	1,134,634

		6,018,486

Tobacco - 2.9%
Altria Group, Inc.(c)	382,300	12,011,866
British American Tobacco PLC	117,006	5,947,995
Imperial Tobacco Group PLC	34,510	1,338,006
Japan Tobacco, Inc.	135,800	3,836,263
Lorillard, Inc.	46,900	5,471,823
Philip Morris International, Inc.	124,100	10,379,724
Reynolds American, Inc.	79,500	3,293,685

		42,279,362

		83,818,319

Energy - 5.6%
Energy Equipment & Services - 1.8%
AMEC PLC	61,986	1,024,688
Bristow Group, Inc.	4,290	230,202
Diamond Offshore Drilling, Inc.	99,400	6,755,224
FMC Technologies, Inc. (a)	3,270	140,054
Helmerich & Payne, Inc.	4,880	273,329
National Oilwell Varco, Inc.	73,700	5,037,395
Oceaneering International, Inc.	3,560	191,492
Oil States International, Inc. (a)	2,760	197,450
Saipem SpA	10,740	418,355
Schlumberger Ltd. (b)	118,400	8,203,936
Seadrill Ltd.	37,260	1,372,729
Technip SA	14,370	1,661,689

		25,506,543

Oil, Gas & Consumable Fuels - 3.8%
Afren PLC (a)	212,503	461,129
Banpu PCL	18,400	247,820
BP PLC	534,460	3,716,051
BP PLC (Sponsored ADR)	232,600	9,685,464
Cabot Oil & Gas Corp.	3,350	166,629
Chevron Corp.	41,500	4,487,810
China Petroleum & Chemical Corp. - Class H	968,000	1,114,433
Cimarex Energy Co.	3,880	223,992

Company	Shares	U.S. $ Value
Concho Resources, Inc. (a)	1,700	$136,952
ENI SpA	58,600	1,435,555
EOG Resources, Inc.	17,000	2,053,430
Exxon Mobil Corp.	100,700	8,715,585
Gazprom OAO (Sponsored ADR)	173,940	1,692,436
JX Holdings, Inc.	103,600	584,901
Kinder Morgan, Inc./Delaware	188,200	6,649,106
LUKOIL OAO (London) (Sponsored ADR)	21,660	1,462,050
Noble Energy, Inc. (b)	62,900	6,399,446
NovaTek OAO (Sponsored GDR)(d)	9,710	1,163,258
Petroleo Brasileiro SA (Sponsored ADR)	97,770	1,886,961
Plains Exploration & Production Co. (a)	4,160	195,270
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	47,576	1,637,575
SM Energy Co.	2,670	139,401
Stone Energy Corp. (a)	5,620	115,322
Teekay Corp.	3,140	100,794
Total SA	22,020	1,145,765

		55,617,135

		81,123,678

Industrials - 5.6%
Aerospace & Defense - 1.2%
European Aeronautic Defence and Space Co. NV	35,010	1,380,138
Hexcel Corp. (a)	10,280	277,149
Precision Castparts Corp.	52,000	9,849,840
Safran SA	37,820	1,637,868
TransDigm Group, Inc.	1,670	227,721
United Technologies Corp.	42,000	3,444,420

		16,817,136

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	4,240	167,692
Kuehne & Nagel International AG	9,397	1,132,894

		1,300,586

Airlines - 0.2%
Delta Air Lines, Inc. (a)	237,200	2,815,564
Qantas Airways Ltd. (a)	274,240	429,436

		3,245,000

Building Products - 0.1%
Asahi Glass Co., Ltd.	172,000	1,255,874
Simpson Manufacturing Co., Inc.	2,810	92,140

		1,348,014

Commercial Services & Supplies - 0.1%
Aggreko PLC	15,800	450,909
Avery Dennison Corp.	4,040	141,077
Downer EDI Ltd. (a)	77,050	330,306
Edenred	16,478	509,637
Serco Group PLC	34,389	301,239
Steelcase, Inc.	8,950	114,023

		1,847,191

Company	Shares	U.S. $ Value
Construction & Engineering - 0.0%
Tutor Perini Corp. (a)	8,030	$110,011

Electrical Equipment - 0.7%
AMETEK, Inc.	39,114	1,469,513
Eaton Corp. PLC	108,100	5,859,020
EnerSys, Inc. (a)	5,120	192,666
General Cable Corp. (a)	7,410	225,338
Sumitomo Electric Industries Ltd.	127,800	1,477,217

		9,223,754

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	25,800	660,059
Carlisle Cos., Inc.	3,040	178,631
Danaher Corp. (b)	126,500	7,071,350
General Electric Co. (b)	253,400	5,318,866
Jardine Matheson Holdings Ltd.	5,600	349,422
Keppel Corp., Ltd.	66,160	604,144

		14,182,472

Industrial Warehouse Distribution - 0.1%
Global Logistic Properties Ltd.	704,000	1,628,150

Machinery - 0.4%
Actuant Corp. - Class A	6,480	180,857
Chart Industries, Inc. (a)	2,610	174,009
FANUC Corp.	9,500	1,767,470
IDEX Corp.	5,040	234,511
IHI Corp.	102,000	264,497
Joy Global, Inc.	3,590	228,970
Kennametal, Inc.	4,650	186,000
Komatsu Ltd.	34,800	892,981
Lincoln Electric Holdings, Inc.	4,850	236,098
Middleby Corp. (a)	1,800	230,778
Robbins & Myers, Inc.	1,960	116,522
Sauer-Danfoss, Inc.	2,400	128,088
Terex Corp. (a)	7,900	222,069
Timken Co.	5,120	244,889
Valmont Industries, Inc.	1,820	248,521

		5,356,260

Marine - 0.0%
Kirby Corp. (a)	4,160	257,462

Professional Services - 0.9%
Advisory Board Co. (The) (a)	4,230	197,922
Bureau Veritas SA	24,503	2,747,514
Capita PLC	344,176	4,252,948
Intertek Group PLC	87,795	4,459,696
Qualicorp SA (a)	28,300	293,159
Robert Half International, Inc.	8,900	283,198
SGS SA	499	1,108,310

		13,342,747

Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	9,530	188,885
Con-way, Inc.	7,070	196,687

Company	Shares	U.S. $ Value
East Japan Railway Co.	1,100	$71,130
Genesee & Wyoming, Inc. - Class A (a)	3,317	252,357
Globaltrans Investment PLC (Sponsored GDR) (d)	42,680	704,647
Hertz Global Holdings, Inc. (a)	12,410	201,911
Tokyu Corp.	79,000	445,064
Union Pacific Corp.	62,900	7,907,788

		9,968,469

Trading Companies & Distributors - 0.1%
Aircastle Ltd.	15,290	191,737
Mitsubishi Corp.	29,800	573,738
Mitsui & Co., Ltd.	28,700	430,180
MSC Industrial Direct Co., Inc. - Class A	2,430	183,173
United Rentals, Inc. (a)	6,290	286,321

		1,665,149

		80,292,401

Materials - 1.9%
Chemicals - 1.2%
Agrium, Inc. (Toronto)	6,220	619,937
Arkema SA	967	101,534
Chemtura Corp. (a)	5,650	120,119
DIC Corp.	116,000	215,242
Filtrona PLC	145,482	1,308,394
Huntsman Corp.	9,100	144,690
Koninklijke DSM NV	24,711	1,506,028
LyondellBasell Industries NV	102,600	5,857,434
Sherwin-Williams Co. (The) (c)	44,717	6,878,369
Teijin Ltd.	162,000	403,437
Ube Industries Ltd./Japan	101,000	242,625

		17,397,809

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	331,000	247,262

Metals & Mining - 0.7%
Anglo American PLC	30,530	962,401
BHP Billiton PLC	33,230	1,172,138
Commercial Metals Co.	15,550	231,073
Dowa Holdings Co., Ltd.	57,000	368,972
Goldcorp, Inc.	18,980	697,797
KGHM Polska Miedz SA	18,280	1,129,285
Kinross Gold Corp.	85,690	832,176
Reliance Steel & Aluminum Co.	3,710	230,391
Rio Tinto PLC	24,620	1,435,977
Steel Dynamics, Inc.	14,110	193,730
Vale SA (Sponsored ADR) (Local Preference Shares)	151,320	3,071,796

		10,325,736

		27,970,807

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	133,700	4,507,027
Nippon Telegraph & Telephone Corp.	55,800	2,349,346
tw telecom, Inc. (a)	8,440	214,967

Company	Shares	U.S. $ Value
Verizon Communications, Inc.	94,900	$4,106,323
Vivendi SA	37,954	858,365

		12,036,028

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L (ADR)	30,060	695,588
Vodafone Group PLC	634,630	1,597,531

		2,293,119

		14,329,147

Utilities - 0.7%
Electric Utilities - 0.5%
EDP - Energias de Portugal SA	325,030	988,671
Electricite de France SA	24,650	456,777
Great Plains Energy, Inc.	9,020	183,196
NV Energy, Inc.	255,530	4,635,314
PNM Resources, Inc.	9,460	194,025

		6,457,983

Gas Utilities - 0.0%
Atmos Energy Corp.	4,790	168,225
UGI Corp.	5,720	187,101

		355,326

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	102,449	1,346,868

Multi-Utilities - 0.1%
E.ON SE	46,720	876,282
National Grid PLC	69,850	801,138

		1,677,420

		9,837,597

Equity:Other - 0.5%
Diversified/Specialty - 0.5%
BioMed Realty Trust, Inc.	11,070	213,983
Evergrande Real Estate Group Ltd.	1,680,000	947,618
Hang Lung Properties Ltd.	894,000	3,597,827
Mitsubishi Estate Co., Ltd.	27,000	646,399
New World Development Co., Ltd.	307,500	487,636
Telecity Group PLC	77,440	1,000,093

		6,893,556

Residential - 0.4%
Multi-Family - 0.4%
Camden Property Trust	1,880	128,235
Mid-America Apartment Communities, Inc.	1,910	123,672
NVR, Inc. (a)	220	202,400
PulteGroup, Inc. (a)	198,050	3,596,588
Stockland	205,050	758,176

		4,809,071

Single Family - 0.0%
Fortune Brands Home & Security, Inc. (a)	8,140	237,851

Company	Shares	U.S. $ Value
Realogy Holdings Corp. (a)	2,924	$122,691

		360,542

		5,169,613

Lodging - 0.0%
Lodging - 0.0%
DiamondRock Hospitality Co.	13,500	121,500
Orient-Express Hotels Ltd. - Class A (a)	17,135	200,308
RLJ Lodging Trust	10,520	203,773

		525,581

Office - 0.0%
Office - 0.0%
Dundee International Real Estate Investment Trust	20,346	223,567

Retail - 0.0%
Regional Mall - 0.0%
Glimcher Realty Trust	17,900	198,511

Total Common Stocks (cost $790,688,295)		840,368,046

INVESTMENT COMPANIES - 14.3%
Funds and Investment Trusts - 14.3%
AllianceBernstein Pooling Portfolios - Multi-Asset Real Return Portfolio	19,970,913	172,548,686
iShares MSCI Emerging Markets Index Fund	749,150	33,224,802

Total Investment Companies (cost $208,315,992)		205,773,488

WARRANTS - 0.8%
Financials - 0.4%
Commercial Banks - 0.0%
Punjab National Bank, Merrill Lynch International, expiring 7/07/15 (a)	9,800	155,264

Consumer Finance - 0.2%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 2/21/17 (a)	59,080	224,363
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	151,202	2,082,384

		2,306,747

Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	200,660	3,024,227

		5,486,238

Health Care - 0.1%
Pharmaceuticals - 0.1%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(d)	24,164	269,716
Sun Pharmaceutical Industries Ltd., expiring 2/02/15 (a)	64,900	868,855

		1,138,571

Company	Shares	U.S. $ Value
Industrials - 0.1%
Construction & Engineering - 0.1%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(d)	49,610	$1,449,783
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (a)	1,710	265,782

		1,715,565

Electrical Equipment - 0.0%
AU Optronics Corp., Credit Suisse/Nassau, expiring 2/17/15 (a)	174,100	77,875

Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	167,590	288,590

		2,082,030

Information Technology - 0.2%
IT Services - 0.1%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	74,530	1,701,945

Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(d)	48,210	1,167,550

		2,869,495

Materials - 0.0%
Chemicals - 0.0%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	3,510	545,553

Total Warrants (cost $11,989,904)		12,121,887

	Contracts
OPTIONS PURCHASED - PUTS - 0.3%
Options on Equity Indices - 0.3%
S&P 500 Index Expiration: Jan 2013, Exercise Price: $ 1,350.00 (a)(e)	2,226	923,790
S&P 500 Index Expiration: Feb 2013, Exercise Price: $ 1,370.00 (a)(e)	2,245	3,389,950

Total Options Purchased - Puts (cost $6,405,862)		4,313,740

	Shares
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd. (a) (cost $0)	592,208	1

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 24.8%
Investment Companies - 24.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (f) (cost $349,578,509)	349,578,509	$349,578,509

	Principal Amount (000)
U.S. Treasury Bill - 0.5%
U.S. Treasury Bill Zero Coupon, 3/07/13 (cost $6,999,141)	$7,000	6,999,141

Total Investments - 98.5% (cost $1,373,977,703) (g)		1,419,154,812
Other assets less liabilities - 1.5%		21,990,391

Net Assets - 100.0%		$1,441,145,203

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canada Govt Bond Futures	28	March 2013	$3,818,501	$3,815,341	$(3,160)
10 Yr Japan Govt Bond Futures	54	March 2013	90,105,103	89,537,716	(567,387)
Australian T-Bond 10 Yr Futures	21	March 2013	2,685,934	2,689,262	3,328
Euro Stoxx 50 Index Futures	459	March 2013	15,839,067	15,843,171	4,104
FTSE 100 Index Futures	530	March 2013	50,392,794	50,348,851	(43,943)
German Euro Bobl Futures	108	March 2013	18,139,281	18,221,340	82,059
German Euro Bund Futures	146	March 2013	27,883,738	28,066,694	182,956
German Euro Buxl Futures	62	March 2013	10,962,536	11,206,752	244,216
S&P 500 E Mini Index Futures	3,126	March 2013	224,546,238	221,961,630	(2,584,608)
Topix Index Futures	607	March 2013	55,075,397	60,360,189	5,284,792
UK Long Gilt Bond Futures	135	March 2013	26,044,557	26,079,244	34,687
Sold Contracts
U.S. T-Note 5 Yr Futures	183	March 2013	22,783,193	22,767,774	15,419
ASX SPI 200 Index Futures	77	March 2013	9,199,262	9,227,456	(28,194)
S&P TSE 60 Index Futures	56	March 2013	7,891,778	8,010,134	(118,356)
Russell 2000 Mini Index Futures	99	March 2013	8,134,596	8,381,340	(246,744)
S&P Mid Cap 400 E Mini Index Futures	125	March 2013	12,541,423	12,726,250	(184,827)
Hang Seng Index Futures	25	January 2013	3,668,452	3,656,696	11,756

					$2,086,098

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	CHF	5,068	USD	5,366	2/15/13	$(179,476)
Barclays Bank PLC Wholesale	GBP	1,650	USD	2,673	2/15/13	(6,689)
Barclays Bank PLC Wholesale	USD	5,752	CHF	5,433	2/15/13	192,402
BNP Paribas SA	USD	1,484	AUD	1,413	2/15/13	(21,219)
BNP Paribas SA	USD	2,849	GBP	1,775	2/15/13	34,268
BNP Paribas SA	USD	4,140	JPY	340,831	2/15/13	(204,252)
Canadian Imperial Bank of Commerce	GBP	3,218	USD	5,138	2/19/13	(89,089)
Citibank, NA	CHF	2,355	USD	2,579	2/15/13	2,295
Credit Suisse London Branch (GFX)	GBP	10,317	USD	16,483	2/15/13	(274,133)
Credit Suisse London Branch (GFX)	USD	22,914	AUD	22,168	2/15/13	33,427
Credit Suisse London Branch (GFX)	USD	17,370	GBP	10,872	2/15/13	288,880
Credit Suisse London Branch (GFX)	USD	16,329	EUR	12,761	2/19/13	521,493
Deutsche Bank AG London	AUD	7,597	USD	7,852	2/15/13	(12,257)
Deutsche Bank AG London	JPY	480,300	USD	5,878	2/15/13	332,390
Deutsche Bank AG London	USD	3,669	NZD	4,479	2/19/13	21,836
Goldman Sachs Capital Markets LP	CAD	1,358	USD	1,363	2/15/13	(1,320)
Goldman Sachs Capital Markets LP	USD	3,839	CAD	3,812	2/15/13	(10,512)
Goldman Sachs Capital Markets LP	USD	2,538	NZD	3,017	2/15/13	(51,422)
Goldman Sachs Capital Markets LP	JPY	271,143	USD	3,383	2/19/13	252,047
JPMorgan Chase Bank, NA	GBP	5,003	USD	8,089	2/15/13	(36,817)
JPMorgan Chase Bank, NA	USD	1,080	CAD	1,079	2/15/13	4,158
Morgan Stanley and Co., Inc.	USD	5,804	AUD	5,571	2/15/13	(37,565)
Royal Bank of Canada	CAD	11,437	USD	11,486	2/15/13	(1,798)
Royal Bank of Canada	USD	12,050	CAD	12,023	2/15/13	26,171
Royal Bank of Canada	USD	1,554	EUR	1,194	2/15/13	22,854
Royal Bank of Scotland PLC	USD	19,842	JPY	1,582,885	2/15/13	(1,565,061)
Royal Bank of Scotland PLC	USD	11,001	NOK	63,326	2/15/13	375,682
Royal Bank of Scotland PLC	USD	11,427	SEK	76,664	2/15/13	350,342
Royal Bank of Scotland PLC	CAD	601	USD	603	3/15/13	(477)
Royal Bank of Scotland PLC	EUR	623	USD	804	3/15/13	(18,991)
Royal Bank of Scotland PLC	USD	605	CAD	601	3/15/13	(1,343)
Royal Bank of Scotland PLC	USD	808	EUR	623	3/15/13	14,840
Societe Generale	EUR	9,135	USD	12,080	2/15/13	17,398
Societe Generale	USD	2,142	JPY	176,382	2/15/13	(105,900)
Standard Chartered Bank	JPY	312,002	USD	3,729	2/15/13	126,394

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	USD	2,709	EUR	2,088	2/15/13	$47,900
Standard Chartered Bank	HKD	79,313	USD	10,235	2/19/13	121
Standard Chartered Bank	JPY	158,750	USD	1,944	3/15/13	110,525
Standard Chartered Bank	USD	1,929	JPY	158,750	3/15/13	(95,948)
State Street Bank & Trust Co.	JPY	1,099,412	USD	13,075	2/15/13	380,802
State Street Bank & Trust Co.	USD	19,963	EUR	15,652	2/15/13	704,033
State Street Bank & Trust Co.	CHF	3,497	USD	3,711	2/19/13	(115,308)
UBS AG	GBP	893	USD	1,421	2/15/13	(29,675)
Westpac Banking Corp.	AUD	1,606	USD	1,671	3/15/13	11,738
Westpac Banking Corp.	USD	1,662	AUD	1,606	3/15/13	(2,777)

						$1,009,967

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e) (premium received $2,802,774)	1,071	$1,550.00	September 2013	$(2,570,400)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e) (premium received $538,622)	2,226	$1,250.00	January 2013	$(211,470)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA:
CDX-NAIG 19 5 Year Index, 12/20/17*	1.00%	0.95%		$36,085	$100,320	$101,212	$(892)
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83	EUR	7,074	80,867	134,311	(53,444)
iTraxx-EUROPE-Series 18 5 Year Index, 12/20/17*	1.00	1.17		18,315	(191,446)	(177,021)	(14,425)
Barclays Bank PLC:

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG 19 5 Year Index, 12/20/17*	1.00	0.95		$71,580	$199,000	$241,561	$(42,561)
CDX-NAIG 19 5 Year Index, 12/20/17*	1.00	0.95		36,085	100,320	85,070	15,250
Citibank, NA:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		38,361	279,716	533,569	(253,853)
CDX-NAHY-Series19 5 Year Index, 12/20/17*	5.00	4.86		57,079	416,201	846,848	(430,647)
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83	EUR	13,735	157,012	286,763	(129,751)
Deutsche Bank AG:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		$48,115	350,839	477,204	(126,365)
JPMorgan Chase Bank, NA:
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83	EUR	13,735	157,012	286,763	(129,751)
iTraxx-EUROPE Series 18 5 Year Index, 12/20/17*	1.00	1.17		36,920	(385,923)	(346,797)	(39,126)
iTraxx-EUROPE-Series 18 5 Year Index, 12/20/17*	1.00	1.17		18,315	(130,534)	(181,276)	50,742
Morgan Stanley Capital Services LLC:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		$48,115	350,839	476,423	(125,584)
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83	EUR	20,616	235,673	397,019	(161,346)

					$1,719,896	$3,161,649	$(1,441,753)

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Emerging Markets Index	78,307	0.66%	$32,600	12/23/13	UBS AG	$396,769

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to 34,689,760.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $27,625,580.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $15,795,447 or 1.1% of net assets.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $83,890,473 and gross unrealized depreciation of investments was $(38,713,364), resulting in net unrealized appreciation of $45,177,109.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
Glossary:
ADR	-	American Depositary Receipt
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

December 31, 2012 (unaudited)

76.3%	United States
7.7%	United Kingdom
3.1%	Japan
1.7%	France
1.5%	Hong Kong
1.3%	Switzerland
1.1%	Brazil
1.0%	South Korea
0.9%	India
0.7%	China
0.6%	Russia
0.6%	Canada
0.5%	Australia
0.5%	Germany
2.5%	Other
100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Argentina, Belgium, Cyprus, Czech Republic, Indonesia, Ireland, Israel, Italy, Luxembourg, Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, Sri Lanka, Taiwan, Thailand and Turkey.

Sanford C. Bernstein Fund, Inc. - Overlay A Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$110,001,691	$32,417,698	$	– 0	–	$142,419,389
Information Technology	130,017,415	11,696,849		– 0	–	141,714,264
Financials	91,868,296	37,869,799		– 0	–	129,738,095
Health Care	106,017,334	10,096,187		– 0	–	116,113,521
Consumer Staples	61,126,741	22,691,578		– 0	–	83,818,319
Energy	66,302,988	14,820,690		– 0	–	81,123,678
Industrials	51,131,580	29,160,821		– 0	–	80,292,401
Materials	18,877,512	9,093,295		– 0	–	27,970,807
Telecommunication Services	9,523,905	4,805,242		– 0	–	14,329,147
Utilities	5,367,861	4,469,736		– 0	–	9,837,597

Equity:Other	213,983		6,679,573		– 0	–	6,893,556
Residential	4,411,437		758,176		– 0	–	5,169,613
Lodging	525,581		– 0	–	– 0	–	525,581
Office	223,567		– 0	–	– 0	–	223,567
Retail	198,511		– 0	–	– 0	–	198,511
Investment Companies	205,773,488		– 0	–	– 0	–	205,773,488
Warrants	– 0	–	– 0	–	12,121,887		12,121,887
Options Purchased - Puts	– 0	–	4,313,740		– 0	–	4,313,740
Rights	– 0	–	– 0	–	1		1
Short-Term Investments:
Investment Companies	349,578,509		– 0	–	– 0	–	349,578,509
U.S. Treasury Bills	– 0	–	6,999,141		– 0	–	6,999,141

Total Investments in Securities	1,211,160,399		195,872,525	+	12,121,888		1,419,154,812
Other Financial Instruments* :
Assets:
Futures Contracts	566,769		5,296,548		– 0	–	5,863,317
Forward Currency Exchange Contracts	– 0	–	3,871,996		– 0	–	3,871,996
Credit Default Swap Contracts	– 0	–	65,992		– 0	–	65,992
Total Return Swap Contracts	– 0	–	396,769		– 0	–	396,769
Liabilities:
Futures Contracts	(3,705,082)		(72,137)		– 0	–	(3,777,219)
Forward Currency Exchange Contracts	– 0	–	(2,862,029)		– 0	–	(2,862,029)
Call Options Written	– 0	–	(2,570,400)		– 0	–	(2,570,400)
Put Options Written	– 0	–	(211,470)		– 0	–	(211,470)
Credit Default Swap Contracts	– 0	–	(1,507,745)		– 0	–	(1,507,745)

Total^	$1,208,022,086		$198,280,049		$12,121,888		$1,418,424,023

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights			Total
Balance as of 9/30/12	$10,615,830		$	– 0	–	$10,615,830
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	75,722			– 0	–	75,722
Change in unrealized appreciation/depreciation	311,615			1		311,616
Purchases	2,214,536			– 0	–	2,214,536
Sales	(1,095,816)			– 0	–	(1,095,816)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/12	$12,121,887			$1		$12,121,888

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$383,230			$1		$383,231

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 50.5%
Austria - 3.4%
Austria Government Bond
3.50%, 9/15/21 (a)	EUR	22,926	$35,040,100

Belgium - 0.8%
Belgium Government Bond
Series 52
4.00%, 3/28/18		5,615	8,589,956

Denmark - 2.0%
Denmark Government Bond
3.00%, 11/15/21	DKK	98,467	20,264,851

Finland - 3.4%
Finland Government Bond
3.875%, 9/15/17	EUR	22,835	34,935,256

Germany - 5.2%
Bundesrepublik Deutschland
3.00%, 7/04/20		12,784	19,468,954
Series 2007
4.25%, 7/04/39		9,473	17,916,954
Series 2008
4.25%, 7/04/18		9,972	15,894,305

			53,280,213

Japan - 6.9%
Japan Government Forty Year Bond
Series 5
2.00%, 3/20/52	JPY	217,700	2,433,672
Japan Government Ten Year Bond
Series 288
1.70%, 9/20/17		3,123,100	38,631,498
Japan Government Thirty Year Bond
Series 36
2.00%, 3/20/42		378,950	4,416,107
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		585,300	7,340,048
Series 128
1.90%, 6/20/31		410,950	4,913,844
Series 76
1.90%, 3/20/25		1,071,400	13,556,476

			71,291,645

Mexico - 0.7%
Mexican Bonos
Series M 10
7.75%, 12/14/17	MXN	82,870	7,136,053

Netherlands - 3.0%
Netherlands Government Bond
2.25%, 7/15/22 (a)	EUR	18,728	26,372,796
3.75%, 1/15/23 (a)		2,604	4,132,690

			30,505,486

	Principal Amount (000)		U.S. $ Value
New Zealand - 0.8%
New Zealand Government Bond
Series 423
5.50%, 4/15/23	NZD	8,190	$7,902,655

Singapore - 0.8%
Singapore Government Bond
3.125%, 9/01/22	SGD	8,205	7,832,543

United Kingdom - 7.0%
United Kingdom Gilt
1.00%, 9/07/17	GBP	4,835	7,908,331
1.75%, 1/22/17		7,329	12,412,772
2.00%, 1/22/16		4,566	7,755,019
3.75%, 9/07/19		8,669	16,379,048
4.25%, 12/07/46		3,775	7,514,580
4.50%, 12/07/42		3,995	8,273,625
5.00%, 3/07/25		5,640	12,093,613

			72,336,988

United States - 16.5%
U.S. Treasury Bonds
6.125%, 11/15/27	U.S.$	6,986	10,378,576
U.S. Treasury Notes
1.50%, 6/30/16		28,515	29,557,566
1.50%, 3/31/19 (b)		39,303	40,537,350
1.625%, 8/15/22		4,425	4,395,963
2.375%, 6/30/18		20,039	21,717,266
3.75%, 11/15/18		29,493	34,343,212
4.50%, 5/15/17 (b)		24,434	28,536,249

			169,466,182

Total Governments - Treasuries (cost $502,149,291)			518,581,928

GOVERNMENTS - SOVEREIGN AGENCIES - 7.6%
Australia - 1.0%
Suncorp-Metway Ltd.
4.00%, 1/16/14	GBP	6,256	10,505,728

Canada - 0.7%
Canada Housing Trust No 1
3.35%, 12/15/20 (a)	CAD	4,155	4,555,211
4.10%, 12/15/18 (a)		2,340	2,651,420

			7,206,631

Germany - 1.2%
Kreditanstalt fuer Wiederaufbau
2.05%, 2/16/26		828,000	10,527,255
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	EUR	1,201	1,753,941

			12,281,196

Japan - 2.9%
Development Bank of Japan, Inc.
2.30%, 3/19/26	JPY	840,000	11,293,969
Japan Finance Organization for Municipalities

	Principal Amount (000)		U.S. $ Value
1.90%, 6/22/18		1,500,000	$18,907,220

			30,201,189

Netherlands - 1.4%
Fortis Bank Nederland NV
3.375%, 5/19/14	EUR	1,419	1,954,632
ING Bank NV
3.375%, 3/03/14		2,665	3,645,065
LeasePlan Corp. NV
3.25%, 5/22/14		463	636,581
NIBC Bank NV
3.50%, 4/07/14		3,481	4,785,826
SNS Bank NV
3.50%, 3/10/14		2,068	2,833,461

			13,855,565

South Korea - 0.1%
Korea Development Bank (The)
3.25%, 3/09/16	U.S.$	1,229	1,287,143

United Kingdom - 0.3%
Network Rail Infrastructure Finance PLC
4.40%, 3/06/16	CAD	2,760	2,951,784

Total Governments - Sovereign Agencies (cost $78,400,429)			78,289,236

CORPORATES - INVESTMENT GRADES - 7.6%
Industrial - 4.3%
Basic - 0.0%
EI du Pont de Nemours & Co.
3.25%, 1/15/15	U.S.$	250	263,155

Capital Goods - 0.5%
Caterpillar Financial Services Corp.
2.85%, 6/01/22		1,751	1,790,846
General Dynamics Corp.
3.875%, 7/15/21		1,525	1,710,631
John Deere Capital Corp.
2.80%, 1/27/23		1,870	1,913,591

			5,415,068

Communications - Telecommunications - 0.5%
AT&T, Inc.
3.00%, 2/15/22		1,775	1,846,041
Verizon Communications, Inc.
4.60%, 4/01/21		1,354	1,580,418
5.25%, 4/15/13		230	233,149
Vodafone Group PLC
2.50%, 9/26/22		1,930	1,922,353

			5,581,961

Consumer Cyclical - Automotive - 0.4%
American Honda Finance Corp.
6.25%, 7/16/13	EUR	1,550	2,110,151
Toyota Motor Credit Corp.

	Principal Amount (000)		U.S. $ Value
3.30%, 1/12/22	U.S.$	1,785	$1,925,790

			4,035,941

Consumer Cyclical - Entertainment - 0.2%
Walt Disney Co. (The)
2.75%, 8/16/21		1,625	1,696,624

Consumer Cyclical - Restaurants - 0.2%
McDonald’s Corp.
1.875%, 5/29/19		1,905	1,938,397

Consumer Cyclical - Retailers - 0.2%
Wal-Mart Stores, Inc.
4.25%, 4/15/21		1,435	1,666,516

Consumer Non-Cyclical - 0.8%
Baxter International, Inc.
2.40%, 8/15/22		1,630	1,612,539
4.25%, 3/15/20		257	292,889
GlaxoSmithKline Capital, Inc.
4.375%, 4/15/14		235	246,630
Kimberly-Clark Corp.
3.875%, 3/01/21		1,285	1,436,489
Novartis Capital Corp.
2.90%, 4/24/15		255	268,071
Pepsico, Inc.
4.00%, 3/05/42		1,785	1,846,259
Philip Morris International, Inc.
2.50%, 8/22/22		1,940	1,948,914
Roche Holdings, Inc.
5.50%, 3/04/15 (a)	GBP	10	17,768

			7,669,559

Energy - 1.1%
BP Capital Markets PLC
3.245%, 5/06/22	U.S.$	1,885	1,985,861
ConocoPhillips
4.60%, 1/15/15		235	253,964
ConocoPhillips Co.
1.05%, 12/15/17		1,550	1,545,083
National Oilwell Varco, Inc.
2.60%, 12/01/22		1,512	1,533,225
Occidental Petroleum Corp.
1.50%, 2/15/18		1,712	1,733,982
Schlumberger Finance BV
5.25%, 9/05/13	EUR	185	251,902
Schlumberger Norge AS
4.20%, 1/15/21 (a)	U.S.$	745	842,676
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (a)		506	572,341
Shell International Finance BV
1.125%, 8/21/17		1,940	1,949,103
3.25%, 9/22/15		250	267,030

			10,935,167

Technology - 0.4%
Hewlett-Packard Co.

	Principal Amount (000)		U.S. $ Value
4.65%, 12/09/21	U.S.$	782	$785,042
Microsoft Corp.
2.125%, 11/15/22		1,835	1,817,026
Oracle Corp.
1.20%, 10/15/17		1,535	1,539,556
5.75%, 4/15/18		230	279,911

			4,421,535

			43,623,923

Financial Institutions - 2.8%
Banking - 2.2%
BB&T Corp.
1.60%, 8/15/17		1,945	1,968,356
BNP Paribas SA
2.375%, 9/14/17		1,935	1,962,761
Citigroup, Inc.
4.50%, 1/14/22		2,440	2,722,318
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		1,830	2,163,448
HSBC Holdings PLC
4.00%, 3/30/22		1,850	2,025,502
JPMorgan Chase & Co.
4.50%, 1/24/22		2,420	2,737,594
Lloyds TSB Bank PLC
4.20%, 3/28/17		2,180	2,416,835
Nordea Bank AB
3.125%, 3/20/17 (a)		1,821	1,939,092
PNC Funding Corp.
3.30%, 3/08/22		1,810	1,908,127
Svenska Handelsbanken AB
2.875%, 4/04/17		1,850	1,954,712
Vesey Street Investment Trust I
4.404%, 9/01/16		646	697,080

			22,495,825

Finance - 0.2%
General Electric Capital Corp.
2.30%, 4/27/17		2,600	2,695,891

Insurance - 0.4%
Berkshire Hathaway, Inc.
3.40%, 1/31/22		1,800	1,938,971
UnitedHealth Group, Inc.
4.375%, 3/15/42		1,800	1,869,321

			3,808,292

			29,000,008

Utility - 0.3%
Electric - 0.2%
Carolina Power & Light Co.
2.80%, 5/15/22		1,900	1,951,150
Southern California Edison Co.
3.875%, 6/01/21		632	713,080

			2,664,230

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.1%
GDF Suez
1.625%, 10/10/17 (a)	U.S.$	677	$676,840

			3,341,070

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Temasek Financial I Ltd.
2.375%, 1/23/23 (a)		2,330	2,294,831

Total Corporates - Investment Grades (cost $74,342,830)			78,259,832

	Shares
INVESTMENT COMPANIES - 6.8%
Funds and Investment Trusts - 6.8%
iShares MSCI Emerging Markets Index Fund		785,260	34,826,281
AllianceBernstein Pooling Portfolios- Multi-Asset Real Return Portfolio		4,041,035	34,914,543

Total Investment Companies (cost $69,511,359)			69,740,824

	Principal Amount (000)
AGENCIES - 2.2%
Agency Debentures - 2.2%
Federal Home Loan Mortgage Corp.
1.75%, 5/30/19		7,500	7,758,457
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		16,539	14,618,508

Total Agencies (cost $19,878,802)			22,376,965

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.7%
Canada - 0.7%
Province of British Columbia
3.25%, 12/18/21	CAD	3,237	3,447,420
Province of Manitoba Canada
3.85%, 12/01/21		2,950	3,263,536
Province of Ontario Canada
4.25%, 12/11/13	EUR	350	479,583
Province of Quebec Canada
4.25%, 2/27/13		350	464,686

Total Local Governments - Provincial Bonds (cost $7,267,171)			7,655,225

MORTGAGE PASS-THROUGHS - 0.7%
Agency Fixed Rate 30-Year - 0.7%
Federal National Mortgage Association
6.00%, 5/01/41 (cost $7,006,712)	U.S.$	6,322	6,933,366

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 0.3%
Germany - 0.3%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
2.25%, 4/15/13 (cost $2,896,640)	EUR	2,261	$2,978,477

COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Non-Agency Fixed Rate CMBS - 0.2%
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.875%, 12/15/45 (cost $2,204,469)	U.S.$	2,151	2,220,749

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (a) (cost $1,848,215)		1,850	1,940,839

COVERED BONDS - 0.2%
Canada - 0.2%
Bank of Nova Scotia
1.75%, 3/22/17 (a) (cost $1,798,317)		1,800	1,860,300

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Feb 2013, Exercise Price: $ 1,370.00 (c)(d)		616	930,160
S&P 500 Index Expiration: Jan 2013, Exercise Price: $ 1,350.00 (c)(d)		610	253,150

Total Options Purchased - Puts (cost $1,756,689)			1,183,310

	Shares
COMMON STOCKS - 0.0%
Office - 0.0%
Office - 0.0%
Dundee International Real Estate Investment Trust (cost $45,060)		4,260	46,810

SHORT-TERM INVESTMENTS - 22.7%
Investment Companies - 22.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (e) (cost $232,485,751)		232,485,751	232,485,751

U.S. $ Value
Total Investments - 99.8% (cost $1,001,591,735) (f)	$1,024,553,612
Other assets less liabilities - 0.2% (g)	1,568,589

Net Assets - 100.0%	$1,026,122,201

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Stoxx 50 Index Futures	528	March 2013	$18,220,103	$18,224,825	$4,721
FTSE 100 Index Futures	179	March 2013	17,019,453	17,004,612	(14,841)
Russell 2000 Mini Index Futures	70	March 2013	5,780,030	5,926,200	146,170
S&P 500 E Mini Index Futures	3,174	March 2013	225,814,180	225,369,870	(444,310)
S&P Mid Cap 400 E Mini Index Futures	47	March 2013	4,742,785	4,785,070	42,285
S&P TSE 60 Index Futures	13	March 2013	1,841,553	1,859,495	17,942
Topix Index Futures	234	March 2013	21,231,702	23,269,002	2,037,300
Sold Contracts
10 Yr Australian T-Bond Futures	8	March 2013	1,026,456	1,024,481	1,975
10 Yr Japan Govt Bond Futures	10	March 2013	16,690,176	16,581,058	109,118
ASX SPI 200 Index Futures	27	March 2013	3,225,715	3,235,601	(9,886)
German Euro Bobl Futures	143	March 2013	24,001,646	24,126,404	(124,758)
German Euro Bund Futures	32	March 2013	6,113,239	6,151,604	(38,365)
German Euro Schatz Futures	20	March 2013	2,923,788	2,926,463	(2,675)
Govt of Canada Bond 10Yr Futures	11	March 2013	1,503,172	1,498,884	4,288
Hang Seng Index Futures	10	January 2013	1,467,381	1,462,678	4,703
U.S. T-Bond 30 Yr Futures	266	March 2013	39,718,170	39,235,000	483,170
U.S. T-Note 10 Yr Futures	64	March 2013	8,515,419	8,498,000	17,419
U.S. T-Note 2 Yr Futures	57	March 2013	12,562,378	12,566,719	(4,340)
U.S. T-Note 5 Yr Futures	596	March 2013	74,200,999	74,150,782	50,217
UK Long Gilt Bond Futures	43	March 2013	8,304,485	8,306,722	(2,237)
Ultra Long U.S. T-Bond Futures	46	March 2013	7,571,609	7,479,313	92,296

					$2,370,192

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD$	4,012	CHF	3,789	2/15/13	$134,182
BNP Paribas SA	USD	1,033	JPY	85,037	2/15/13	(50,961)
Citibank, NA	DKK	111,846	USD	19,574	1/25/13	(219,945)
Credit Suisse London Branch (GFX)	USD	5,606	AUD	5,424	2/15/13	8,179
Credit Suisse London Branch (GFX)	USD	10,016	GBP	6,269	2/15/13	166,573
Deutsche Bank AG London	AUD	2,370	USD	2,452	2/15/13	(1,799)
Goldman Sachs	CAD	1,087	USD	1,091	2/15/13	(1,057)
Goldman Sachs	USD	1,132	CAD	1,124	2/15/13	(3,099)
JPMorgan Chase Bank, NA	GBP	51,397	USD	82,702	1/17/13	(787,080)
JPMorgan Chase Bank, NA	GBP	1,316	USD	2,128	2/15/13	(9,684)
JPMorgan Chase Bank, NA	USD	1,405	EUR	1,083	2/15/13	25,234
Morgan Stanley & Co., Inc.	USD	1,639	AUD	1,573	2/15/13	(10,607)
Royal Bank of Canada	EUR	141,556	USD	185,238	1/17/13	(1,631,612)
Royal Bank of Canada	CAD	17,212	USD	17,461	1/31/13	167,392
Royal Bank of Canada	CAD	1,436	USD	1,445	2/15/13	2,772
Royal Bank of Canada	EUR	1,315	USD	1,711	2/15/13	(25,170)
Royal Bank of Canada	USD	6,430	CAD	6,416	2/15/13	13,966
Royal Bank of Scotland PLC	MXN	94,666	USD	7,293	1/10/13	(26,076)
Royal Bank of Scotland PLC	USD	9,930	JPY	792,198	2/15/13	(783,278)
Societe Generale	EUR	1,932	USD	2,555	2/15/13	3,680
Standard Chartered Bank	SGD	9,692	USD	7,919	1/17/13	(14,558)
Standard Chartered Bank	JPY	9,791,115	USD	116,222	2/08/13	3,176,422
Standard Chartered Bank	USD	2,579	EUR	1,988	2/15/13	45,606
Standard Chartered Bank	JPY	33,183	USD	406	3/15/13	23,103
Standard Chartered Bank	USD	403	JPY	33,183	3/15/13	(20,056)
State Street Bank & Trust Co.	USD	1,114	EUR	841	1/17/13	(3,826)
State Street Bank & Trust Co.	JPY	269,873	USD	3,210	2/15/13	93,476
State Street Bank & Trust Co.	USD	9,451	EUR	7,410	2/15/13	333,305
State Street Bank & Trust Co.	AUD	286	USD	298	3/15/13	2,062
State Street Bank & Trust Co.	USD	297	AUD	286	3/15/13	(1,158)
Westpac Banking Corp.	NZD	9,520	USD	7,790	1/18/13	(69,726)

						$536,260

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (d) (premium received $769,389)	294	$1,550.00	September 2013	$(705,600)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (d) (premium received $147,601)	610	$1,250.00	January 2013	$(57,950)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America NA:
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00%	4.83%	EUR	2,715	$31,037	$51,549	$(20,512)
Bank of America, NA:
iTraxx-EUROPE-Series 18 5 Year Index, 12/20/17*	1.00	1.17		6,685	(69,878)	(64,613)	(5,265)
Citibank NA:
CDX-NAHY-Series19 5 Year Index, 12/20/17*	5.00	4.86		$10,353	75,490	144,001	(68,511)
CDX-NAHY-Series19 5 Year Index, 12/20/17*	5.00	4.86		15,407	112,343	228,585	(116,242)
Citibank, NA:
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83	EUR	6,550	74,877	136,752	(61,875)
iTraxx-EUROPE-Series 18 5 Year Index, 12/20/17*	1.00	1.17		6,400	(66,899)	(61,859)	(5,040)
Deutsche Bank AG
CDX-NAHY-Series 19 5Year Index, 12/20/17*	5.00	4.86		$17,190	125,344	170,490	(45,146)
JPMorgan Chase Bank NA:
iTraxx-EUROPE Series 18 5 Year Index, 12/20/17*	1.00	1.17	EUR	26,570	(277,735)	(249,577)	(28,158)
JPMorgan Chase Bank, NA:
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83		6,550	74,877	136,752	(61,875)
iTraxx-EUROPE-Series 18 5 Year Index, 12/20/17*	1.00	1.17		13,085	(93,259)	(129,512)	36,253

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC:
CDX-NAHY-Series 19 5 Year Index, 12/20/17*	5.00	4.86		$17,190	$125,344	$170,212	$(44,868)
iTraxx XOVER-Series18 5 Year Index, 12/20/17*	5.00	4.83	EUR	7,915	90,481	152,426	(61,945)

					$202,022	$685,206	$(483,184)

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	139,757	0.21%	$23,929	5/15/13	Deutsche Bank AG	$238,841

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $82,896,904 or 8.1% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $5,758,791.
(c)	Non-income producing security.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,027,683 and gross unrealized depreciation of investments was $(5,065,806), resulting in net unrealized appreciation of $22,961,877.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $16,533,267.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	Great British Pound
JPY	–	Japanese Yen
MXN	–	Mexican Peso

NZD	–	New Zealand Dollar
SGD	–	Singapore Dollar
USD	–	United States Dollar
Glossary:
CDX-NAHY	–	North American High Yield Credit Default Swap Index
CMBS	–	Commercial Mortgage-Backed Securities
FTSE	–	Financial Times Stock Exchange
LIBOR	–	London Interbank Offered Rates

COUNTRY BREAKDOWN *

December 31, 2012 (unaudited)

41.2%	United States
13.3%	Japan
10.6%	United Kingdom
8.6%	Germany
5.9%	Netherlands
4.4%	Austria
4.4%	Finland
2.6%	Denmark
2.1%	Canada
1.3%	Australia
1.3%	Singapore
1.1%	Belgium
1.0%	New Zealand
0.9	Mexico
1.3%	Other

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: France, South Korea, Sweden and Switzerland.

Sanford C. Bernstein Fund, Inc. - Overlay B Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$518,581,928		$	– 0	–	$518,581,928
Governments - Sovereign Agencies		– 0	–	78,289,236			– 0	–	78,289,236
Corporates - Investment Grades		– 0	–	78,259,832			– 0	–	78,259,832
Investment Companies		69,740,824		– 0	–		– 0	–	69,740,824
Agencies		– 0	–	22,376,965			– 0	–	22,376,965

Investments in Securities:	Level 1		Level 2		Level 3			Total
Local Governments - Provincial Bonds	– 0	–	7,655,225			– 0	–	7,655,225
Mortgage Pass-Throughs	– 0	–	6,933,366			– 0	–	6,933,366
Inflation-Linked Securities	– 0	–	2,978,477			– 0	–	2,978,477
Commercial Mortgage-Backed Security	– 0	–	2,220,749			– 0	–	2,220,749
Quasi-Sovereigns	– 0	–	1,940,839			– 0	–	1,940,839
Covered Bonds	– 0	–	1,860,300			– 0	–	1,860,300
Options Purchased - Puts	– 0	–	1,183,310			– 0	–	1,183,310
Common Stocks*	46,810		– 0	–		– 0	–	46,810
Short-Term Investments	232,485,751		– 0	–		– 0	–	232,485,751

Total Investments in Securities	302,273,385		722,280,227			– 0	–	1,024,553,612
Other Financial Instruments**:
Assets:
Futures Contracts	969,601		2,042,003			– 0	–	3,011,604
Forward Currency Exchange Contracts	– 0	–	4,195,952			– 0	–	4,195,952
Credit Default Swap Contracts	– 0	–	36,253			– 0	–	36,253
Total Return Swap Contracts	– 0	–	238,841			– 0	–	238,841
Liabilities:
Futures Contracts	(616,685)		(24,727)			– 0	–	(641,412)
Forward Currency Exchange Contracts	– 0	–	(3,659,692)			– 0	–	(3,659,692)
Call Options Written	– 0	–	(705,600)			– 0	–	(705,600)
Put Options Written	– 0	–	(57,950)			– 0	–	(57,950)
Credit Default Swap Contracts	– 0	–	(519,437)			– 0	–	(519,437)

Total^	$302,626,301		$723,825,870		$	– 0	–	$1,026,452,171

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 72.5%
Consumer Discretionary - 12.5%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin - Class B	40,840	$3,913,243
Dana Holding Corp.	27,080	422,719
GKN PLC	557,650	2,103,892
Lear Corp.	14,230	666,533
Magna International, Inc. (Toronto) - Class A	48,470	2,420,820
TRW Automotive Holdings Corp. (a)	8,660	464,262
Valeo SA	52,830	2,653,650

		12,645,119

Automobiles - 1.7%
Bayerische Motoren Werke AG	17,430	1,696,130
Dongfeng Motor Group Co., Ltd. - Class H	1,184,000	1,864,092
Ford Motor Co.	990,800	12,830,860
Harley-Davidson, Inc.	191,900	9,372,396
Honda Motor Co., Ltd.	84,200	3,118,315
Mazda Motor Corp. (a)	1,493,000	3,064,105
Nissan Motor Co., Ltd.	423,000	4,013,794
Renault SA	39,970	2,170,691
Toyota Motor Corp.	94,500	4,412,784
Volkswagen AG (Preference Shares)	17,996	4,129,162

		46,672,329

Distributors - 0.3%
Imperial Holdings Ltd.	40,120	946,143
Li & Fung Ltd.	4,472,000	8,093,253
LKQ Corp. (a)	31,330	661,063

		9,700,459

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	206,200	3,481,482
Estacio Participacoes SA	148,100	3,017,696
K12, Inc. (a)	24,200	494,648

		6,993,826

Hotels, Restaurants & Leisure - 2.4%
Ajisen China Holdings Ltd.	2,374,200	2,292,557
Chipotle Mexican Grill, Inc. - Class A (a)	34,100	10,143,386
McDonald’s Corp.	105,700	9,323,797
Melco Crown Entertainment Ltd. (ADR) (a)	97,360	1,639,543
MGM Resorts International (a)	1,298,910	15,119,312
Orient-Express Hotels Ltd. - Class A (a)	41,422	484,223
Panera Bread Co. - Class A (a)	4,330	687,734
Royal Caribbean Cruises Ltd.	14,460	491,640
Sands China Ltd.	1,432,800	6,415,000
Sodexo	53,380	4,510,536
Starbucks Corp.	271,700	14,568,554

		65,676,282

Household Durables - 0.5%
Meritage Homes Corp. (a)	12,820	478,827
MRV Engenharia e Participacoes SA	451,500	2,641,744

Company	Shares	U.S. $ Value
Newell Rubbermaid, Inc.	16,060	$357,656
NVR, Inc. (a)	510	469,200
PulteGroup, Inc. (a)	459,180	8,338,709
Sony Corp.	77,900	873,683

		13,159,819

Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)(b)	52,000	13,059,280

Media - 3.1%
Comcast Corp. - Class A	362,100	13,535,298
DIRECTV (a)	97,300	4,880,568
Gannett Co., Inc.	27,380	493,114
Informa PLC	172,300	1,270,203
Liberty Media Corp. - Liberty Capital (a)(b)	65,700	7,621,857
National CineMedia, Inc.	31,960	451,595
Pandora Media, Inc. (a)	36,670	336,630
Time Warner Cable, Inc. Class A (c)	146,100	14,199,459
Time Warner, Inc.	280,000	13,392,400
Viacom, Inc. Class B	221,400	11,676,636
Walt Disney Co. (The)	361,500	17,999,085

		85,856,845

Multiline Retail - 0.6%
Canadian Tire Corp., Ltd.	11,480	800,726
Don Quijote Co., Ltd.	17,100	629,038
Golden Eagle Retail Group Ltd.	1,184,000	2,952,002
Macy’s, Inc. (b)	350,000	13,657,000

		18,038,766

Specialty Retail - 2.3%
ANN, Inc. (a)	12,420	420,293
Belle International Holdings Ltd.	2,027,000	4,482,861
CarMax, Inc. (a)	14,750	553,715
Dick’s Sporting Goods, Inc.	13,220	601,378
Five Below, Inc. (a)	6,901	221,108
Francesca’s Holdings Corp. (a)	20,440	530,622
GameStop Corp. - Class A	12,500	313,625
Home Depot, Inc. (The)	310,000	19,173,500
Indomobil Sukses Internasional TBK PT	840,500	463,326
L’Occitane International SA	226,000	723,162
Lumber Liquidators Holdings, Inc. (a)	11,070	584,828
Men’s Wearhouse, Inc. (The)	17,060	531,590
Mr. Price Group Ltd.	126,370	2,094,348
Nitori Holdings Co., Ltd.	26,850	1,967,204
Office Depot, Inc. (a)	106,470	349,222
PetSmart, Inc.	34,563	2,362,035
Select Comfort Corp. (a)	21,017	550,015
TJX Cos., Inc.	312,400	13,261,380
Tractor Supply Co.	3,900	344,604
Ulta Salon Cosmetics & Fragrance, Inc.	92,100	9,049,746
Vitamin Shoppe, Inc. (a)	9,412	539,872
Yamada Denki Co., Ltd.	122,010	4,715,807

		63,834,241

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.5%
Burberry Group PLC	42,880	$861,951
Cie Financiere Richemont SA	42,310	3,321,145
Coach, Inc.	130,700	7,255,157
Jones Group, Inc. (The)	33,410	369,515
LVMH Moet Hennessy Louis Vuitton SA	4,000	738,229
PVH Corp.	5,067	562,488
Samsonite International SA	261,900	549,620
Tumi Holdings, Inc. (a)	21,130	440,560

		14,098,665

		349,735,631

Information Technology - 12.4%
Communications Equipment - 1.1%
Acme Packet, Inc. (a)	11,760	260,131
Ciena Corp. (a)	24,100	378,370
Cisco Systems, Inc.	636,500	12,507,225
F5 Networks, Inc. (a)	84,210	8,181,002
Harris Corp.	159,570	7,812,547
Riverbed Technology, Inc. (a)	13,600	268,192

		29,407,467

Computers & Peripherals - 2.3%
Apple, Inc. (c)	80,600	42,962,218
Fujitsu Ltd.	604,000	2,533,159
Hewlett-Packard Co.	1,127,400	16,065,450
Lite-On Technology Corp.	279,946	373,633
Wistron Corp.	893,170	935,052

		62,869,512

Electronic Equipment, Instruments & Components - 0.4%
Anixter International, Inc.	6,150	393,477
Arrow Electronics, Inc. (a)	12,740	485,139
AU Optronics Corp. (a)	4,570,000	2,073,822
AU Optronics Corp. (Sponsored ADR) (a)	80,040	360,180
Avnet, Inc. (a)	14,380	440,172
Flextronics International Ltd. (a)	70,330	436,749
Hon Hai Precision Industry Co., Ltd.	361,000	1,117,410
Ingram Micro, Inc. - Class A (a)	11,430	193,396
Insight Enterprises, Inc. (a)	24,980	433,903
LG Display Co., Ltd. (ADR)	296,561	4,294,203
TTM Technologies, Inc. (a)	41,000	377,200
Vishay Intertechnology, Inc. (a)	30,950	328,998

		10,934,649

Internet Software & Services - 1.7%
Baidu, Inc. (Sponsored ADR) (a)	59,866	6,003,961
Bazaarvoice, Inc. (a)	24,915	232,955
CoStar Group, Inc. (a)	7,610	680,106
eBay, Inc. (a)	149,300	7,617,286
Google, Inc. - Class A (a)(b)	33,600	23,834,832
LinkedIn Corp. (a)	53,700	6,165,834
MercadoLibre, Inc.	7,680	603,418

Company	Shares	U.S. $ Value
Telecity Group PLC	193,673	$2,501,175

		47,639,567

IT Services - 2.9%
Amdocs Ltd.	15,340	521,407
Cognizant Technology Solutions Corp. - Class A (a)	236,300	17,498,015
Convergys Corp.	23,700	388,917
Fidelity National Information Services, Inc.	277,100	9,645,851
Fiserv, Inc. (a)	55,100	4,354,553
International Business Machines Corp.	134,700	25,801,785
Visa, Inc. Class A	149,900	22,721,842

		80,932,370

Office Electronics - 0.1%
Canon, Inc.	43,000	1,666,668
Konica Minolta Holdings, Inc.	189,000	1,360,107

		3,026,775

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Semiconductor Engineering, Inc.	2,780,148	2,420,452
Amkor Technology, Inc. (a)	34,095	144,904
Applied Materials, Inc.	1,121,400	12,828,816
Cirrus Logic, Inc. (a)	2,750	79,668
Entegris, Inc. (a)	47,580	436,784
Fairchild Semiconductor International, Inc. (a)	28,000	403,200
Lam Research Corp. (a)	13,170	475,832
Mellanox Technologies Ltd. (a)	1,640	97,383
Micron Technology, Inc. (a)	1,591,190	10,104,056
MKS Instruments, Inc.	13,110	337,976
Samsung Electronics Co., Ltd. (GDR) (d)	27,560	11,232,967
Samsung Electronics Co., Ltd. (GDR) (London) (d)	5,230	3,754,116
Skyworks Solutions, Inc. (a)	9,990	202,797
Sumco Corp. (a)	93,100	915,772
Teradyne, Inc. (a)	22,670	382,896
Tokyo Electron Ltd.	37,500	1,729,546
Veeco Instruments, Inc. (a)	13,260	391,435

		45,938,600

Software - 2.3%
ANSYS, Inc. (a)	150,810	10,155,545
Aspen Technology, Inc. (a)	17,652	487,901
Cadence Design Systems, Inc. (a)	54,120	731,161
Citrix Systems, Inc. (a)	277,000	18,212,750
Fortinet, Inc. (a)	16,320	343,862
Intuit, Inc.	215,900	12,846,050
MICROS Systems, Inc. (a)	11,090	470,660
Microsoft Corp.	366,700	9,801,891
Nintendo Co., Ltd.	8,600	918,285
ServiceNow, Inc. (a)	9,619	288,859
SolarWinds, Inc. (a)	9,193	482,173
TIBCO Software, Inc. (a)	419,500	9,233,195

Company	Shares	U.S. $ Value
Workday, Inc. (a)	3,286	$179,087

		64,151,419

		344,900,359

Financials - 11.9%
Capital Markets - 0.9%
Affiliated Managers Group, Inc. (a)	32,380	4,214,257
Credit Suisse Group AG (a)	137,300	3,350,995
Deutsche Bank AG (REG)	53,820	2,367,800
Lazard Ltd. - Class A	14,820	442,229
Legg Mason, Inc.	19,540	502,569
Macquarie Group Ltd.	136,740	5,122,420
Stifel Financial Corp. (a)	15,990	511,200
UBS AG (a)	601,393	9,411,120

		25,922,590

Commercial Banks - 4.4%
Associated Banc-Corp	38,810	509,187
Banco do Brasil SA	418,300	5,230,027
Bank of Montreal	39,470	2,414,943
BB&T Corp.	291,900	8,497,209
CapitalSource, Inc.	66,520	504,222
China Construction Bank Corp. - Class H	935,000	764,093
CIT Group, Inc. (a)	472,800	18,268,992
Comerica, Inc.	16,060	487,260
First Niagara Financial Group, Inc.	48,920	387,936
HSBC Holdings PLC	1,050,689	11,133,904
Huntington Bancshares, Inc./OH	86,700	554,013
Iberiabank Corp.	9,650	474,008
Itau Unibanco Holding SA (ADR)	91,620	1,508,065
KB Financial Group, Inc. (ADR)	121,950	4,378,005
Komercni Banka AS	2,500	528,492
Lloyds Banking Group PLC (a)	2,603,540	2,074,744
Mitsubishi UFJ Financial Group, Inc.	754,700	4,083,767
National Australia Bank Ltd.	139,460	3,668,226
National Bank of Canada	30,900	2,399,433
Popular, Inc. (a)	17,490	363,617
Sberbank of Russia (Sponsored ADR)	351,171	4,410,708
Signature Bank/New York NY (a)	7,980	569,293
Societe Generale SA (a)	107,731	4,096,197
Sumitomo Mitsui Financial Group, Inc.	102,200	3,714,131
Susquehanna Bancshares, Inc.	40,070	419,934
SVB Financial Group (a)	6,880	385,074
Turkiye Vakiflar Bankasi Tao - Class D	572,640	1,489,617
US Bancorp	376,800	12,034,992
Webster Financial Corp.	11,160	229,338
Wells Fargo & Co. (b)	756,800	25,867,424
Zions Bancorporation	28,580	611,612

		122,058,463

Consumer Finance - 0.4%
Discover Financial Services	287,200	11,071,560

Diversified Financial Services - 2.8%
Bank of America Corp.	972,200	11,277,520
Citigroup, Inc.	762,700	30,172,412

Company	Shares	U.S. $ Value
IG Group Holdings PLC	611,499	$4,500,478
ING Groep NV (a)	449,000	4,264,594
IntercontinentalExchange, Inc. (a)(b)	137,600	17,036,256
JPMorgan Chase & Co. (b)	193,200	8,495,004
ORIX Corp.	19,710	2,226,411

		77,972,675

Insurance - 2.5%
Admiral Group PLC	344,970	6,571,176
Aegon NV	360,376	2,327,963
AIA Group Ltd.	1,803,800	7,154,476
Allianz SE	8,540	1,190,450
Aspen Insurance Holdings Ltd.	17,800	571,024
Aviva PLC	264,020	1,633,741
Berkshire Hathaway, Inc. (a)	104,500	9,373,650
Everest Re Group Ltd.	34	3,738
Fidelity National Financial, Inc. - Class A	460,960	10,855,608
Lancashire Holdings Ltd.	413,406	5,263,605
Marsh & McLennan Cos., Inc.	157,300	5,422,131
PartnerRe Ltd.	90,600	7,292,394
Platinum Underwriters Holdings Ltd.	11,060	508,760
Prudential PLC	582,830	8,315,436
Reinsurance Group of America, Inc. - Class A	6,890	368,753
Suncorp Group Ltd.	202,550	2,162,997
Torchmark Corp.	9,690	500,682
Unum Group	19,670	409,529
Validus Holdings Ltd.	13,770	476,167

		70,402,280

Real Estate Investment Trusts (REITs) - 0.2%
BioMed Realty Trust, Inc.	25,910	500,840
Camden Property Trust	4,410	300,806
DiamondRock Hospitality Co.	31,830	286,470
EPR Properties	10,730	494,760
Glimcher Realty Trust	41,920	464,893
Mid-America Apartment Communities, Inc.	4,470	289,432
Plum Creek Timber Co., Inc.	9,160	406,429
RLJ Lodging Trust	24,580	476,115
Stockland	560,980	2,074,233

		5,293,978

Real Estate Management & Development - 0.7%
Evergrande Real Estate Group Ltd.	4,340,000	2,448,014
Global Logistic Properties Ltd.	1,773,000	4,100,439
Hang Lung Properties Ltd.	2,373,000	9,549,937
Mitsubishi Estate Co., Ltd.	68,000	1,627,967
New World Development Co., Ltd.	736,500	1,167,949
Realogy Holdings Corp. (a)	6,850	287,426

		19,181,732

		331,903,278

Health Care - 9.8%
Biotechnology - 1.3%
Actelion Ltd. (a)	63,290	3,028,479
Amgen, Inc.	109,800	9,477,936
Ariad Pharmaceuticals, Inc. (a)	11,289	216,523

Company	Shares	U.S. $ Value
Biogen Idec, Inc. (a)	125,292	$18,376,578
BioMarin Pharmaceutical, Inc. (a)	6,920	340,810
Cubist Pharmaceuticals, Inc. (a)	7,350	309,141
Onyx Pharmaceuticals, Inc. (a)	7,520	567,985
Vertex Pharmaceuticals, Inc. (a)(b)	80,000	3,355,200

		35,672,652

Health Care Equipment & Supplies - 2.0%
Align Technology, Inc. (a)	2,230	61,882
Becton Dickinson and Co.	167,800	13,120,282
HeartWare International, Inc. (a)	4,645	389,948
IDEXX Laboratories, Inc. (a)	154,300	14,319,040
Intuitive Surgical, Inc. (a)	28,200	13,828,434
Medtronic, Inc.	338,500	13,885,270
Sirona Dental Systems, Inc. (a)	7,250	467,335
Volcano Corp. (a)	11,555	272,814

		56,345,005

Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	14,648	341,738
Catamaran Corp. (a)	13,650	643,051
Health Net, Inc. (a)	155,770	3,785,211
LifePoint Hospitals, Inc. (a)	9,420	355,605
McKesson Corp. (c)	101,600	9,851,136
Mednax, Inc. (a)	6,510	517,675
Odontoprev SA	124,400	651,923
UnitedHealth Group, Inc. (c)	316,300	17,156,112
Universal Health Services, Inc. - Class B	10,390	502,356
WellCare Health Plans, Inc. (a)	5,850	284,837
WellPoint, Inc. (c)	416,000	25,342,720

		59,432,364

Life Sciences Tools & Services - 0.1%
Eurofins Scientific	7,720	1,255,783
ICON PLC (Sponsored ADR) (a)	9,600	266,496

		1,522,279

Pharmaceuticals - 4.3%
Akorn, Inc. (a)	25,303	338,048
AstraZeneca PLC	161,020	7,630,690
AstraZeneca PLC (Sponsored ADR)	639,600	30,233,892
GlaxoSmithKline PLC	219,500	4,779,021
Impax Laboratories, Inc. (a)	7,400	151,626
Jazz Pharmaceuticals PLC (a)	5,740	305,368
Johnson & Johnson	290,600	20,371,060
Merck & Co., Inc.	230,200	9,424,388
Novartis AG	42,750	2,700,658
Pfizer, Inc. (c)	1,565,600	39,265,248

Company	Shares	U.S. $ Value
Roche Holding AG	30,580	$6,182,699

		121,382,698

		274,354,998

Consumer Staples - 7.3%
Beverages - 0.2%
Anheuser-Busch InBev NV	24,320	2,117,896
Asahi Group Holdings Ltd.	90,400	1,924,862
Constellation Brands, Inc. - Class A (a)	13,630	482,366

		4,525,124

Food & Staples Retailing - 2.1%
George Weston Ltd.	15,590	1,107,772
Jeronimo Martins SGPS SA	246,960	4,775,317
Koninklijke Ahold NV	232,760	3,121,080
Kroger Co. (The)	1,021,100	26,569,022
Olam International Ltd.	4,750,183	6,101,739
Sugi Holdings Co., Ltd.	3,300	116,422
Tsuruha Holdings, Inc.	8,900	701,888
Wal-Mart Stores, Inc.	192,700	13,147,921
WM Morrison Supermarkets PLC	485,980	2,086,630

		57,727,791

Food Products - 0.8%
Dole Food Co., Inc. (a)	33,650	385,966
Green Mountain Coffee Roasters, Inc. (a)	4,640	191,910
JM Smucker Co. (The)	29,886	2,577,369
Kraft Foods Group, Inc.	145,101	6,597,742
Nestle SA	17,500	1,141,760
Tyson Foods, Inc. - Class A (c)	501,530	9,729,682
Unilever PLC	74,221	2,885,038

		23,509,467

Household Products - 0.5%
Clorox Co. (The)	76,808	5,623,882
Henkel AG & Co. KGaA	39,325	2,698,914
Procter & Gamble Co. (The)	59,100	4,012,299
Reckitt Benckiser Group PLC	44,772	2,842,108

		15,177,203

Tobacco - 3.7%
Altria Group, Inc. (c)	924,900	29,060,358
British American Tobacco PLC	294,552	14,973,538
Imperial Tobacco Group PLC	89,220	3,459,197
Japan Tobacco, Inc.	344,400	9,729,080
Lorillard, Inc.	122,600	14,303,742
Philip Morris International, Inc.	279,600	23,385,744
Reynolds American, Inc.	182,500	7,560,975

		102,472,634

		203,412,219

Energy - 7.0%
Energy Equipment & Services - 2.3%
AMEC PLC	155,030	2,562,793
Bristow Group, Inc.	10,070	540,356

Company	Shares	U.S. $ Value
Diamond Offshore Drilling, Inc. (b)	194,300	$13,204,628
FMC Technologies, Inc. (a)	7,655	327,864
Helmerich & Payne, Inc.	11,440	640,754
National Oilwell Varco, Inc.	151,000	10,320,850
Oceaneering International, Inc.	8,350	449,147
Oil States International, Inc. (a)	6,460	462,148
Saipem SpA	27,040	1,053,289
Schlumberger Ltd. (c)	242,200	16,782,038
Seadrill Ltd.	96,280	3,547,138
Technip SA	35,940	4,155,957
Transocean Ltd.	209,891	9,371,633

		63,418,595

Oil, Gas & Consumable Fuels - 4.7%
Afren PLC (a)	535,386	1,161,782
Banpu PCL	49,250	663,321
BP PLC	1,348,850	9,378,429
BP PLC (Sponsored ADR)	526,300	21,915,132
Cabot Oil & Gas Corp.	7,850	390,459
Chevron Corp.	99,700	10,781,558
China Petroleum & Chemical Corp. - Class H	2,406,000	2,769,965
Cimarex Energy Co.	9,220	532,271
Concho Resources, Inc. (a)	3,980	320,629
ENI SpA	151,200	3,704,025
EOG Resources, Inc.	44,100	5,326,839
Exxon Mobil Corp.	241,130	20,869,801
Gazprom OAO (Sponsored ADR)	450,100	4,379,473
JX Holdings, Inc.	267,800	1,511,936
Kinder Morgan, Inc./Delaware	434,900	15,365,017
LUKOIL OAO (London) (Sponsored ADR)	56,247	3,796,672
Noble Energy, Inc. (c)	134,268	13,660,426
NovaTek OAO (Sponsored GDR) (d)	24,270	2,940,195
Petroleo Brasileiro SA (Sponsored ADR)	235,800	4,550,940
Plains Exploration & Production Co. (a)	15,040	705,978
PTT PCL	500	5,427
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	123,035	4,234,888
SM Energy Co.	6,260	326,835
Teekay Corp.	11,790	378,459
Total SA	55,050	2,864,412

		132,534,869

		195,953,464

Industrials - 6.9%
Aerospace & Defense - 1.4%
European Aeronautic Defence and Space Co. NV	80,958	3,191,464
Hexcel Corp. (a)	24,060	648,658
Precision Castparts Corp.	116,200	22,010,604
Safran SA	97,840	4,237,150
TransDigm Group, Inc.	3,920	534,531
United Technologies Corp.	89,065	7,304,221

		37,926,628

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	9,920	392,336

Company	Shares	U.S. $ Value
Kuehne & Nagel International AG	23,512	$2,834,586

		3,226,922

Airlines - 0.3%
Delta Air Lines, Inc. (a)	678,100	8,049,047
Qantas Airways Ltd. (a)	709,420	1,110,890

		9,159,937

Building Products - 0.2%
Asahi Glass Co., Ltd.	444,000	3,241,908
Fortune Brands Home & Security, Inc. (a)	29,980	876,016
Simpson Manufacturing Co., Inc.	6,574	215,561

		4,333,485

Commercial Services & Supplies - 0.2%
Aggreko PLC	39,520	1,127,844
Avery Dennison Corp.	12,120	423,230
Downer EDI Ltd. (a)	199,230	854,082
Edenred	41,502	1,283,587
Serco Group PLC	88,137	772,057
Steelcase, Inc.	20,970	267,158

		4,727,958

Construction & Engineering - 0.0%
Tutor Perini Corp. (a)	18,850	258,245

Electrical Equipment - 0.8%
AMETEK, Inc.	107,631	4,043,696
Eaton Corp. PLC	270,000	14,634,000
EnerSys, Inc. (a)	11,990	451,184
General Cable Corp. (a)	17,400	529,134
Sumitomo Electric Industries Ltd.	330,200	3,816,722

		23,474,736

Industrial Conglomerates - 1.3%
Bidvest Group Ltd.	62,200	1,591,305
Carlisle Cos., Inc.	7,110	417,784
Danaher Corp.	317,600	17,753,840
General Electric Co. (c)	628,100	13,183,819
Jardine Matheson Holdings Ltd.	14,400	898,514
Keppel Corp., Ltd.	164,400	1,501,229

		35,346,491

Machinery - 0.5%
Actuant Corp. - Class A	15,180	423,674
Chart Industries, Inc. (a)	6,110	407,354
FANUC Corp.	23,700	4,409,372
IDEX Corp.	11,810	549,519
IHI Corp.	266,000	689,766
Joy Global, Inc.	8,390	535,114
Kennametal, Inc.	10,890	435,600
Komatsu Ltd.	87,000	2,232,453
Lincoln Electric Holdings, Inc.	11,370	553,491
Middleby Corp. (a)	4,210	539,764
Robbins & Myers, Inc.	4,590	272,875

Company	Shares	U.S. $ Value
Sauer-Danfoss, Inc.	5,640	$301,007
Terex Corp. (a)	18,490	519,754
Timken Co.	11,990	573,482
Valmont Industries, Inc.	4,260	581,703

		13,024,928

Marine - 0.0%
Kirby Corp. (a)	9,730	602,190

Professional Services - 1.2%
Advisory Board Co. (The) (a)	9,890	462,753
Bureau Veritas SA	61,261	6,869,178
Capita PLC	860,753	10,636,239
Intertek Group PLC	230,490	11,708,129
Qualicorp SA (a)	70,700	732,379
Robert Half International, Inc.	20,850	663,447
SGS SA	1,255	2,787,433

		33,859,558

Road & Rail - 0.8%
Avis Budget Group, Inc. (a)	22,380	443,572
Con-way, Inc.	16,570	460,977
Genesee & Wyoming, Inc. - Class A (a)	7,767	590,913
Globaltrans Investment PLC (Sponsored GDR) (d)	106,730	1,762,112
Hertz Global Holdings, Inc. (a)	29,070	472,969
Tokyu Corp.	203,000	1,143,646
Union Pacific Corp.	149,500	18,795,140

		23,669,329

Trading Companies & Distributors - 0.1%
Aircastle Ltd.	35,910	450,311
Mitsubishi Corp.	70,200	1,351,557
Mitsui & Co., Ltd.	71,500	1,071,704
MSC Industrial Direct Co., Inc. - Class A	5,690	428,912
United Rentals, Inc. (a)	14,720	670,055

		3,972,539

		193,582,946

Materials - 2.4%
Chemicals - 1.5%
Agrium, Inc. (Toronto)	15,466	1,541,469
Arkema SA	2,496	262,076
Chemtura Corp. (a)	13,230	281,270
DIC Corp.	208,000	385,952
Filtrona PLC	363,797	3,271,813
Huntsman Corp.	21,310	338,829
Koninklijke DSM NV	64,286	3,917,952
LyondellBasell Industries NV	237,600	13,564,584
Sherwin-Williams Co. (The)	105,425	16,216,474
Teijin Ltd.	427,000	1,063,380
Ube Industries Ltd./Japan	227,000	545,306

		41,389,105

Construction Materials - 0.0%
China Shanshui Cement Group Ltd.	856,000	639,444

Company	Shares	U.S. $ Value
Metals & Mining - 0.9%
Anglo American PLC	79,120	$2,494,109
BHP Billiton PLC	83,090	2,930,873
Commercial Metals Co.	36,470	541,944
Dowa Holdings Co., Ltd.	62,000	401,339
Goldcorp, Inc.	49,290	1,812,140
KGHM Polska Miedz SA	38,600	2,384,596
Kinross Gold Corp.	210,650	2,045,721
Reliance Steel & Aluminum Co.	8,710	540,891
Rio Tinto PLC	63,940	3,729,340
Steel Dynamics, Inc.	33,070	454,051
Vale SA (Sponsored ADR) (Local Preference Shares)	334,320	6,786,696

		24,121,700

		66,150,249

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. (c)	297,100	10,015,241
Nippon Telegraph & Telephone Corp.	144,100	6,067,038
tw telecom, Inc. (a)	19,760	503,287
Verizon Communications, Inc.	225,000	9,735,750
Vivendi SA	110,771	2,505,190

		28,826,506

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L (ADR)	77,780	1,799,829
Vodafone Group PLC	1,642,230	4,133,927

		5,933,756

		34,760,262

Utilities - 1.0%
Electric Utilities - 0.7%
EDP - Energias de Portugal SA	845,380	2,571,464
Electricite de France SA	63,750	1,181,320
Great Plains Energy, Inc.	21,140	429,353
NV Energy, Inc.	776,150	14,079,361
PNM Resources, Inc.	22,180	454,912

		18,716,410

Gas Utilities - 0.0%
Atmos Energy Corp.	14,710	516,615
UGI Corp.	13,410	438,641

		955,256

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	257,013	3,378,876

Multi-Utilities - 0.2%
E.ON SE	121,650	2,281,670

Company	Shares	U.S. $ Value
National Grid PLC	181,900	$2,086,286

		4,367,956

		27,418,498

Total Common Stocks (cost $1,856,529,078)		2,022,171,904

INVESTMENT COMPANIES - 7.2%
Funds and Investment Trusts - 7.2%
AllianceBernstein Pooling Portfolios - Multi-Asset Real Return Portfolio	19,485,482	168,354,564
iShares MSCI Emerging Markets Index Fund	735,150	32,603,903

Total Investment Companies (cost $199,510,836)		200,958,467

WARRANTS - 1.1%
Financials - 0.5%
Commercial Banks - 0.0%
Punjab National Bank, Merrill Lynch International, expiring 7/07/15 (a)	20,700	327,956

Consumer Finance - 0.2%
Muthoot Finance Ltd., Merrill Lynch Intl & Co., expiring 2/21/17 (a)	144,100	547,234
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(d)	378,156	5,208,040

		5,755,274

Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(d)	505,350	7,616,332

		13,699,562

Information Technology - 0.2%
IT Services - 0.1%
Tata Consultancy Services Ltd., Merrill Lynch Intl & Co., expiring 12/14/15 (a)	186,403	4,256,643

Semiconductors & Semiconductor Equipment - 0.1%
SK Hynix, Inc., Citigroup Global Markets, expiring 1/20/15 (a)(d)	124,650	3,018,774

		7,275,417

Industrials - 0.2%
Construction & Engineering - 0.2%
Larsen & Toubro Ltd., Deutsche Bank AG London, expiring 1/24/17 (a)(d)	124,080	3,626,064
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (a)	4,280	665,233

		4,291,297

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.0%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	419,230	$721,914

		5,013,211

Health Care - 0.1%
Pharmaceuticals - 0.1%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(d)	60,479	675,061
Sun Pharmaceutical Industries Ltd., Merrill Lynch Intl & Co., expiring 2/02/15 (a)	162,300	2,172,807

		2,847,868

Materials - 0.1%
Chemicals - 0.1%
OCI Co., Ltd., Macquarie Bank Ltd., expiring 1/30/15 (a)	9,180	1,426,831

Total Warrants (cost $29,593,725)		30,262,889

	Contracts
OPTIONS PURCHASED - PUTS - 0.3%
Options on Equity Indices - 0.3%
S&P 500 Index
Expiration: Jan 2013, Exercise Price: $ 1,350.00 (a)(e)	4,339	1,800,685
S&P 500 Index
Expiration: Feb 2013, Exercise Price: $ 1,370.00 (a)(e)	4,378	6,610,780

Total Options Purchased - Puts (cost $12,490,198)		8,411,465

	Shares
RIGHTS - 0.0%
Consumer Staples - 0.0%
Food & Staples Retailing - 0.0%
Olam International Ltd. (a) (cost $0)	1,486,807	1

SHORT-TERM INVESTMENTS - 18.1%
Investment Companies - 18.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (f) (cost $500,399,071)	500,399,071	500,399,071

	Principal Amount (000)
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill
Zero Coupon, 3/21/13 (b)	$1,500	1,499,840

Company	Principal Amount (000)	U.S. $ Value
Zero Coupon, 3/28/13	$2,000	$1,999,733

Total U.S. Treasury Bills (cost $3,499,573)		3,499,573

Total Investments - 99.2% (cost $2,602,022,481) (g)		2,765,703,370
Other assets less liabilities - 0.8%		22,948,521

Net Assets - 100.0%		$2,788,651,891

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	30	March 2013	$3,581,175	$3,595,113	$13,938
Euro Stoxx 50 Index Futures	3,093	March 2013	106,732,539	106,760,194	27,655
FTSE 100 Index Futures	678	March 2013	64,464,744	64,408,530	(56,214)
Hang Seng Index Futures	11	January 2013	1,614,616	1,608,946	(5,670)
MSCI Emerging Market Mini Futures	1,930	March 2013	100,539,160	103,592,750	3,053,590
Russell 2000 Mini Index Futures	97	March 2013	8,009,471	8,212,020	202,549
S&P 500 E Mini Index Futures	5,114	March 2013	368,338,106	363,119,570	(5,218,536)
Topix Index Futures	1,054	March 2013	95,633,392	104,809,950	9,176,558
U.S. T-Bond 30 Yr Futures	56	March 2013	8,247,844	8,260,000	12,156
U.S. T-Note 5 Yr Futures	142	March 2013	17,630,426	17,666,797	36,371
U.S. T-Note 10 Yr Futures	345	March 2013	45,667,480	45,809,531	142,051
Ultra Long U.S. T-Bond Futures	4	March 2013	658,444	650,375	(8,069)
Sold Contracts
S&P Mid Cap 400 E Mini Index Futures	173	March 2013	17,658,172	17,613,130	45,042
S&P TSE 60 Index Futures	11	March 2013	1,567,355	1,573,419	(6,064)

					$7,415,357

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	3,633	USD	3,983	2/15/13	$7,554
Barclays Bank PLC Wholesale	CHF	12,104	USD	12,816	2/15/13	(428,647)
Barclays Bank PLC Wholesale	GBP	4,663	USD	7,555	2/15/13	(18,904)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	JPY	298,266	USD	3,757	2/15/13	$313,114
Barclays Bank PLC Wholesale	USD	6,588	CHF	6,222	2/15/13	220,344
Barclays Bank PLC Wholesale	USD	10,440	JPY	883,125	2/15/13	(242,729)
BNP Paribas SA	USD	3,540	AUD	3,371	2/15/13	(50,623)
Brown Brothers Harriman & Co.	USD	11,606	EUR	9,119	2/15/13	435,345
Canadian Imperial Bank of Commerce	GBP	7,652	USD	12,217	2/19/13	(211,842)
Citibank NA	USD	56,617	EUR	43,343	2/15/13	614,575
Credit Suisse London Branch (GFX)	GBP	26,320	USD	42,051	2/15/13	(699,348)
Credit Suisse London Branch (GFX)	USD	29,522	AUD	28,561	2/15/13	43,066
Credit Suisse London Branch (GFX)	USD	19,204	GBP	12,020	2/15/13	319,383
Credit Suisse London Branch (GFX)	USD	41,942	EUR	32,777	2/19/13	1,339,469
Deutsche Bank AG London	GBP	6,041	USD	9,808	2/15/13	(3,854)
Deutsche Bank AG London	JPY	2,218,808	USD	26,839	2/15/13	1,220,183
Deutsche Bank AG London	USD	9,212	NZD	11,247	2/19/13	54,832
Goldman Sachs Capital Markets LP	CAD	8,444	USD	8,561	2/15/13	79,590
Goldman Sachs Capital Markets LP	USD	7,090	NZD	8,429	2/15/13	(143,664)
Goldman Sachs Capital Markets LP	JPY	707,261	USD	8,824	2/19/13	657,451
JPMorgan Chase Bank, NA	USD	4,262	EUR	3,281	2/15/13	70,444
Morgan Stanley and Co., Inc.	EUR	27,043	USD	35,792	2/15/13	83,498
Royal Bank of Canada	CAD	12,952	USD	12,981	2/15/13	(28,194)
Royal Bank of Canada	USD	10,107	CAD	10,084	2/15/13	21,951
Royal Bank of Scotland PLC	USD	15,852	EUR	12,108	2/15/13	135,596
Royal Bank of Scotland PLC	USD	17,438	JPY	1,391,113	2/15/13	(1,375,449)
Royal Bank of Scotland PLC	USD	25,974	NOK	149,520	2/15/13	887,028
Royal Bank of Scotland PLC	USD	29,055	SEK	194,936	2/15/13	890,836
Standard Chartered Bank	JPY	822,239	USD	9,827	2/15/13	333,093
Standard Chartered Bank	HKD	176,272	USD	22,747	2/19/13	268
State Street Bank & Trust Co.	JPY	1,403,100	USD	16,687	2/15/13	485,991
State Street Bank & Trust Co.	USD	18,364	EUR	14,398	2/15/13	647,628
State Street Bank & Trust Co.	CHF	11,214	USD	11,902	2/19/13	(369,764)
UBS AG	AUD	7,456	USD	7,815	2/15/13	96,645
UBS AG	GBP	1,992	USD	3,169	2/15/13	(66,196)

						$5,318,670

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e)	2,088	$1,550.00	September 2013	$(5,011,200)
(premium received $5,464,231)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e)	4,339	$1,250.00	January 2013	$(412,205)
(premium received $1,049,903)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
ITRAXX-XOVERS18V1-5 Year Index, 12/20/17*	5.00%	4.83%	EUR	26,555	$303,565	$681,723	$(378,158)
BNP Paribas:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		$52,228	380,829	777,847	(397,018)
ITRAXX-XOVERS18V1-5 Year Index, 12/20/17*	5.00	4.83	EUR	26,555	303,564	801,405	(497,841)
Citibank NA:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		$29,736	216,825	581,276	(364,451)
Deutsche Bank AG:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		34,819	253,889	668,954	(415,065)
Goldman Sachs International:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		34,819	253,889	669,784	(415,895)
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		34,818	253,881	680,601	(426,720)

					$1,966,442	$4,861,590	$(2,895,148)

*	Termination date
(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $54,958,227.

(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $89,668,420.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the aggregate market value of these securities amounted to $39,833,661 or 1.4% of net assets.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $237,221,465 and gross unrealized depreciation of investments was $(73,540,576), resulting in net unrealized $163,680,889.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CDX-NAHY	-	North American High Yield Credit Default Swap Index
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
REG	-	Registered Shares

COUNTRY BREAKDOWN *

December 31, 2012 (unaudited)

76.7%	United States
7.3%	United Kingdom
3.0%	Japan
1.7%	France
1.6%	Switzerland
1.5%	Hong Kong
1.0%	South Korea
1.0%	Brazil
0.9%	India
0.7%	China
0.6%	Russia
0.6%	Canada
0.5%	Australia
0.5%	Germany
2.4%	Other

100.0%	Total Investments

*	All data are as of December 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of long-term investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Belgium, Cyprus, Italy, Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, Taiwan and Turkey.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay A Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$268,695,705	$81,039,926	$	– 0	–	$349,735,631
Information Technology	312,196,315	32,704,044		– 0	–	344,900,359
Financials	213,517,906	118,385,372		– 0	–	331,903,278
Health Care	248,777,668	25,577,330		– 0	–	274,354,998
Consumer Staples	144,736,750	58,675,469		– 0	–	203,412,219
Energy	156,655,411	39,298,053		– 0	–	195,953,464
Industrials	124,222,131	69,360,815		– 0	–	193,582,946
Materials	44,124,069	22,026,180		– 0	–	66,150,249
Telecommunication Services	22,054,107	12,706,155		– 0	–	34,760,262
Utilities	15,918,882	11,499,616		– 0	–	27,418,498

Investments in Securities:	Level 1		Level 2		Level 3		Total
Investment Companies	200,958,467		– 0	–	– 0	–	200,958,467
Warrants	– 0	–	– 0	–	30,262,889		30,262,889
Options Purchased - Puts	– 0	–	8,411,465		– 0	–	8,411,465
Rights	– 0	–	– 0	–	1		1
Short-Term Investments:
Investment Companies	500,399,071		– 0	–	– 0	–	500,399,071
U.S. Treasury Bill	– 0	–	3,499,573		– 0	–	3,499,573

Total Investments in Securities	2,252,256,482		483,183,998+		30,262,890		2,765,703,370
Other Financial Instruments*:
Assets:
Futures Contracts	3,519,414		9,190,496		– 0	–	12,709,910
Forward Currency Exchange Contracts	– 0	–	8,957,884		– 0	–	8,957,884
Liabilities:
Futures Contracts	(5,232,669)		(61,884)		– 0	–	(5,294,553)
Forward Currency Exchange Contracts	– 0	–	(3,639,214)		– 0	–	(3,639,214)
Call Options Written	– 0	–	(5,011,200)		– 0	–	(5,011,200)
Put Options Written	– 0	–	(412,205)		– 0	–	(412,205)
Credit Default Swap Contracts	– 0	–	(2,895,148)		– 0	–	(2,895,148)

Total^	$2,250,543,227		$489,312,727		$30,262,890		$2,770,118,844

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Rights			Total
Balance as of 9/30/12	$26,431,846		$	– 0	–	$26,431,846
Accrued discounts/(premiums)	– 0	–		– 0	–	– 0	–
Realized gain (loss)	189,530			– 0	–	189,530
Change in unrealized appreciation/depreciation	748,786			1		748,787
Purchases	5,633,416			– 0	–	5,633,416
Sales	(2,740,689)			– 0	–	(2,740,689)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 12/31/12	$30,262,889			$1		$30,262,890

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$928,043			$1		$928,044

The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at December 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at
	12/31/2012	Valuation Technique	Unobservable Input	Range
Warrants	$30,262,889	Indicative Market Quotations	Broker Quote	$1.72 - $155.43
Rights	$1	Qualitative Assessment		$0.00

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 70.5%
Long-Term Municipal Bonds - 69.9%
Alabama - 0.5%
Alabama Pub Sch & Clg Auth
Series 2010A
5.00%, 5/01/19	$3,255	$3,964,069
Birmingham AL Wtrwks Brd
Series 2010A
5.00%, 1/01/24	3,650	4,289,955

		8,254,024

Arizona - 4.0%
Maricopa Cnty AZ CCD GO
4.00%, 7/01/16	8,440	9,374,308
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/24	5,305	6,182,341
Pima Cnty AZ Swr
Series 2011B
5.00%, 7/01/23-7/01/24	6,585	7,908,646
AGM
5.00%, 7/01/18-7/01/19	10,035	12,041,517
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2011A
5.00%, 12/01/24	23,120	28,583,487

		64,090,299

California - 3.4%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13 (a)	15,815	16,062,979
Series 2010L
5.00%, 5/01/17	7,675	9,003,235
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	8,470	8,678,785
Series 2009A
5.25%, 7/01/21	7,255	8,846,602
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	4,125	4,193,888
Series 2009
5.00%, 6/15/13	4,410	4,503,360
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,179,191
Series C
5.00%, 5/01/19	730	887,052
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	680	821,637

		54,176,729

Colorado - 1.8%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.25%, 11/15/18	13,135	15,865,241

	Principal Amount (000)	U.S. $ Value
5.50%, 11/15/19	$4,375	$5,441,275
Series 2010 A
5.00%, 11/15/23	300	359,151
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/20	2,875	3,152,524
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/20	2,000	2,345,760
5.125%, 1/15/23	2,000	2,284,560

		29,448,511

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	11,622,971

Florida - 7.3%
Broward Cnty FL Half-cent Sales Tax
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	10,102,210
Broward Cnty FL Sch Brd COP
5.00%, 7/01/20	7,250	8,717,110
Citizens Ppty Ins Corp. FL
5.25%, 6/01/17	2,855	3,299,438
Series 2010A
5.00%, 6/01/13-6/01/16	16,485	17,337,413
Series 2012A
5.00%, 6/01/22	7,660	8,934,854
NPFGC Series A
5.00%, 3/01/15	80	86,743
Florida Brd of Ed Lottery
5.00%, 7/01/13	12,825	13,125,490
Series 2010 C
5.00%, 7/01/16	300	342,744
Series 2010D
5.00%, 7/01/16	2,170	2,479,182
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	5,430	6,161,475
Florida St (Florida GO)
Series 2011B
5.00%, 6/01/13	2,665	2,717,394
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	1,535	1,587,927
Jacksonville FL Sales Tax
5.00%, 10/01/21	2,500	3,020,675
Jacksonville FL Spl Rev Appropriation
5.00%, 10/01/18-10/01/19	15,170	18,325,549
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,881,304
AGM Series A
5.50%, 10/01/18-10/01/19	7,425	8,795,437

	Principal Amount (000)	U.S. $ Value
Miami-Dade Cnty FL Sch Brd COP
Series 2011A
5.00%, 5/01/31	$6,675	$6,974,841
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17 (b)	1,775	1,864,780
Tampa FL Solid Wst Sys
AGM
4.00%, 10/01/13	1,070	1,094,289

		117,848,855

Georgia - 1.5%
Georgia Mun Elec Auth
Series 2011A
5.00%, 1/01/20-1/01/21	8,880	10,700,527
Monroe Cnty GA Dev Auth (Oglethorpe Power Corp.)
2.50%, 1/01/38	11,845	11,883,022
Richmond Cnty GA Brd of ED GO
5.00%, 10/01/15	1,615	1,810,286

		24,393,835

Hawaii - 1.2%
Honolulu HI City & Cnty GO
Series 2011A
5.00%, 8/01/24	5,800	7,098,214
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	12,451,211

		19,549,425

Illinois - 6.6%
Chicago IL GO
Series 2009 C
5.00%, 1/01/23	1,785	2,010,713
NPFGC Series 2007C
5.00%, 1/01/19	3,915	4,486,355
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010D
5.25%, 1/01/19	2,285	2,684,029
Series 2011A
5.00%, 1/01/18-1/01/19	6,670	7,787,946
Series 2011B
5.00%, 1/01/18-1/01/21	6,700	7,853,799
NPFGC Series 2005B
5.25%, 1/01/18	2,450	2,891,563
Chicago IL Transit Auth Fed Hwy Grant (Chicago IL Fed Hwy Grant)
AGC
5.00%, 6/01/21	4,685	5,319,021
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	1,090	1,091,068
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/20	1,730	1,769,842

	Principal Amount (000)	U.S. $ Value
Illinois Finance Auth (Illinois Unemployment)
Series 2012A
5.00%, 6/15/14-6/15/16	$18,680	$20,969,682
Series 2012B
5.00%, 6/15/19	6,105	6,718,858
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	2,055	2,060,035
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	1,590	1,593,832
Illinois GO
5.00%, 8/01/18	9,425	10,920,276
Series 2007 B
5.00%, 1/01/13	805	805,000
Series 2010
5.00%, 1/01/18	160	183,514
AMBAC
5.00%, 11/01/15	6,905	7,621,394
NPFGC
5.375%, 4/01/16	3,540	3,983,137
Illinois Sales Tax
5.00%, 6/15/13-6/15/18	14,755	16,768,174

		107,518,238

Kentucky - 0.1%
Kentucky Prop & Bldg Comm (Kentucky Lease Prop & Bldg)
4.00%, 11/01/13	1,830	1,885,595

Louisiana - 0.7%
Orleans Parish LA Par SD GO
AGM
5.00%, 9/01/17-9/01/19	9,705	11,316,894

Massachusetts - 2.7%
Massachusetts Dev Fin Agy (Emerson College)
Series 2010A
5.00%, 1/01/17-1/01/18	4,615	5,232,698
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	9,430,529
Massachusetts GO
5.25%, 1/01/13 (Pre-refunded/ETM)	1,475	1,475,000
Series 2011A
5.00%, 4/01/25	8,750	10,690,488
Massachusetts Port Auth
Series 2010E
5.00%, 7/01/13	2,000	2,042,840
Massachusetts Spl Obl (Massachusetts Fed Hwy Grant)
5.00%, 6/15/13	14,090	14,393,499

		43,265,054

Michigan - 2.5%
Detroit MI Wtr Supply Sys
Series 2011C

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/24-7/01/25	$9,390	$10,401,956
Michigan Finance Auth (Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	17,180	19,456,350
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
Series 2010A
4.00%, 12/01/13	7,590	7,823,393
Series 2010C
5.00%, 12/01/13	3,410	3,548,889

		41,230,588

Minnesota - 1.3%
Minneapolis MN GO
2.00%, 12/01/14	3,095	3,193,854
Minnesota Lease
Series 2012A
5.00%, 3/01/19-3/01/20	7,230	8,941,963
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010 C
4.00%, 3/01/13	7,020	7,062,752
Series 2010A
5.00%, 3/01/13	2,400	2,418,408

		21,616,977

Mississippi - 1.3%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.00%, 8/01/22-8/01/23	18,635	21,703,731

Missouri - 1.6%
Bi-State Dev Agy MO (St. Louis MO City & Cnty Sales Tax)
Series 2010B
4.00%, 10/15/13	18,620	19,055,894
St. Louis MO Arpt (Lambert- St. Louis Intl Arpt)
NPFGC
5.50%, 7/01/16	5,980	6,843,452

		25,899,346

Nebraska - 0.5%
Omaha NE Pub Pwr Dist Elec
Series 2011B
5.00%, 2/01/24	6,420	7,833,427

Nevada - 0.9%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	1,010	1,188,746
Clark Cnty NV SD GO
NPFGC Series 2006C
5.00%, 6/15/21	4,285	4,890,127
NPFGC-RE Series 2005 A
5.00%, 6/15/18	210	231,712

	Principal Amount (000)	U.S. $ Value
NPFGC-RE Series 2005B
5.00%, 6/15/20	$6,875	$7,554,044

		13,864,629

New Jersey - 3.0%
Hudson Cnty NJ Impt Auth (Hudson Cnty NJ GO)
Series 2010B
5.00%, 1/01/13	15,275	15,275,000
New Jersey EDA (New Jersey Lease Sch Fac)
5.00%, 3/01/17	1,510	1,736,742
Series 2010DD-1
5.00%, 12/15/17	4,685	5,481,075
Series 2011EE
5.00%, 9/01/18	4,940	5,871,536
5.25%, 9/01/19	2,630	3,185,850
AMBAC Series 2005 K
5.50%, 12/15/19	1,880	2,356,035
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	11,070	14,006,760

		47,912,998

New York - 5.9%
Metropolitan Trnsp Auth NY
5.00%, 11/15/22	2,615	3,201,231
Series 2012D
5.00%, 11/15/20	14,435	17,524,523
Series 2012F
5.00%, 11/15/23	11,220	13,592,806
New York NY GO
5.00%, 8/01/13-8/01/17	19,115	20,567,272
New York NY Trnsl Fin Auth
Series 2012B
5.00%, 11/01/22	8,495	10,818,637
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	22,965	28,999,446
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2007B
5.00%, 4/01/15	1,240	1,364,806

		96,068,721

Ohio - 0.8%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,350,130
Columbus OH GO
4.00%, 6/01/13	4,875	4,951,197
Ohio Major New Infra Proj (Ohio Fed Hwy Grant)
Series 20121

	Principal Amount (000)	U.S. $ Value
4.00%, 12/15/15-12/15/16	$3,930	$4,359,494

		12,660,821

Oregon - 0.6%
Oregon Dept of Admin Svc (Oregon Lottery)
Series 2011A
5.25%, 4/01/26	5,930	7,301,372
Portland OR Swr Sys
4.00%, 3/01/13	2,445	2,459,694

		9,761,066

Pennsylvania - 5.3%
Delaware Riv Port Auth PA & NJ
5.00%, 1/01/21	2,655	3,112,138
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 2/01/16-8/01/18	6,345	7,271,124
Pennsylvania Econ Dev Fin Auth (Pennsylvania Unemployment)
5.00%, 7/01/22-7/01/23	8,415	9,470,209
Series 2012A
5.00%, 7/01/16	2,740	3,137,519
Pennsylvania GO
Series 2006
5.00%, 3/01/13	1,245	1,254,487
Series 2009
5.00%, 4/15/16	5,190	5,910,683
Series 2010A
5.00%, 7/15/15	5,990	6,662,138
NPFGC-RE
5.00%, 7/01/13	16,560	16,949,657
Pennsylvania Intergov Coop Auth
Series 2010
5.00%, 6/15/16-6/15/17	7,000	8,151,350
Pennsylvania Pub Sch Bldg Auth (Philadelphia PA SD Lease)
5.00%, 4/01/26	1,110	1,271,572
Pennsylvania Turnpike Comm
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	16,214,984
Philadelphia PA GO
5.25%, 8/01/17	2,285	2,603,803
Philadelphia PA Wtr & Wstwtr
AGM Series 2010A
5.00%, 6/15/19	2,500	3,013,600

		85,023,264

Puerto Rico - 2.7%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	8,775	9,195,235
Series 2010ZZ
5.00%, 7/01/17	4,525	4,772,110
5.25%, 7/01/19	4,000	4,290,480
Series W
5.50%, 7/01/17	3,240	3,483,453
Puerto Rico GO

	Principal Amount (000)	U.S. $ Value
5.25%, 7/01/14	$1,760	$1,823,342
FGIC Series 2002A
5.50%, 7/01/18	2,450	2,609,691
NPFGC
6.00%, 7/01/14	6,210	6,501,125
XLCA
5.50%, 7/01/17	1,010	1,070,873
Puerto Rico Hwy & Trnsp Auth
5.50%, 7/01/17 (Pre-refunded/ETM)	825	996,138
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
NPFGC Series 2003AA
5.50%, 7/01/17	555	589,621
Puerto Rico Infra Fin Auth
Series 2011C
3.00%, 12/15/26	6,200	6,262,310
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2012U
5.00%, 7/01/20	2,760	2,839,847

		44,434,225

South Carolina - 0.2%
Renewable Water Resource Sew Sys SC
Series 2010A
5.00%, 1/01/13	2,500	2,500,000

Tennessee - 0.5%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	1,575	1,598,893
5.00%, 7/01/15-7/01/16	5,985	6,667,201

		8,266,094

Texas - 5.6%
Austin TX Wtr & Wstwtr Sys
5.00%, 11/15/25-11/15/26	11,990	14,588,726
Dallas TX ISD GO
4.00%, 2/15/13	2,075	2,084,088
Fort Bend TX ISD GO
Series 2010
5.00%, 8/15/21	5,205	6,401,682
Hurst-Euless-Bedford TX ISD GO
5.00%, 8/15/20-8/15/24	10,525	13,084,032
Katy TX ISD GO
Series 2010 A
4.00%, 2/15/13	1,200	1,205,256
Red River TX Hlth Facs Dev Corp. (MRC Crestview Proj)
6.00%, 11/15/16	1,825	1,860,898
San Antonio TX Elec & Gas
Series 2012
2.00%, 12/01/27	1,765	1,824,216
San Antonio TX GO
Series 2010
5.00%, 2/01/23	650	782,795
Texas PFA (Texas Workforce Commission)

8

	Principal Amount (000)	U.S. $ Value
Series 2010B
5.00%, 1/01/20	$27,580	$28,213,513
Texas St Univ Sys
Series 2010B
5.00%, 3/15/13	1,000	1,009,500
Texas Trnsp Comm
Series 2009
2.75%, 2/15/13 (Pre-refunded/ETM) (c)	8,170	8,193,611
Univ of Texas
Series 2010A
5.00%, 8/15/22	9,755	11,917,879

		91,166,196

Virginia - 1.1%
Virginia College Bldg Auth
5.00%, 9/01/16	2,835	3,253,446
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
5.00%, 2/01/22	3,020	3,799,824
Series F-1
5.00%, 2/01/13	1,725	1,731,262
Virginia Resources Auth (Virginia Pooled Fing Prog Infrastructure)
Series 2012A
5.00%, 11/01/15-11/01/16	6,565	7,446,190
Virginia Trnsp Brd (Virginia Lease Trnsp Fund)
5.00%, 5/15/15	1,770	1,954,275

		18,184,997

Washington - 5.5%
Chelan Cnty WA PUD #1
Series 2011A
5.25%, 7/01/22	7,835	9,322,475
Series 2011B
5.50%, 7/01/23	5,540	6,635,701
Clark Cnty WA PUD #1
5.00%, 1/01/21	11,835	14,022,108
Energy Northwest WA (Bonneville Power Admin)
Series 2007C
5.00%, 7/01/13	2,130	2,180,332
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	18,012,238
Series 2012A
5.00%, 7/01/13	3,750	3,838,612
Port of Seattle WA
5.00%, 2/01/20	4,430	5,194,175
Series 2010C
5.00%, 2/01/22	5,490	6,387,560
Port of Seattle WA PFC (Port of Seattle WA)
Series 2010B
5.00%, 12/01/13	4,370	4,550,831
Snohomish Cnty WA PUD #1
5.00%, 12/01/26	6,065	7,317,362
Series 2010A
5.00%, 12/01/19	5,415	6,646,317

	Principal Amount (000)	U.S. $ Value
Washington St GO
Series 2010 E
5.00%, 2/01/13	$1,065	$1,068,866
Series 2010R-2011C
5.00%, 7/01/13	3,325	3,403,570

		88,580,147

Wisconsin - 0.1%
Milwaukee Cnty WI Arpt (Milwaukee General Mitchell Intl Arpt)
Series 2010B
5.00%, 12/01/13	1,000	1,040,910

Total Long-Term Municipal Bonds (cost $1,073,480,513)		1,131,118,567

Short-Term Municipal Notes - 0.6%
Alabama - 0.1%
Mobile AL IDB (Exxon Mobil Corp.)
0.11%, 7/15/32 (d)	1,200	1,200,000

Illinois - 0.1%
Chicago IL Brd of ED GO
Series 2010A
0.13%, 3/01/35 (d)	1,300	1,300,000

Kansas - 0.0%
Wichita KS Hosp Fac (Christi Hlth System)
Series 2009 B-2
0.13%, 11/15/39 (d)	100	100,000

Kentucky - 0.1%
Christian Cnty KY Assoc Cntys Lsng Trst (Kentucky Cntys Assn Lease Prog)
0.13%, 8/01/37 (d)	1,065	1,065,000
Kentucky Econ Dev Fin Auth (Baptist Healthcare Sys)
0.13%, 8/15/38 (d)	1,200	1,200,000

		2,265,000

Mississippi - 0.1%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2009E
0.11%, 12/01/30 (d)	2,200	2,200,000

South Dakota - 0.1%
South Dakota Hlth & Edl Facs Auth (Regional Health)
Series 2008
0.14%, 9/01/27 (d)	795	795,000

Wyoming - 0.1%
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
0.09%, 8/01/15 (d)	1,300	1,300,000

	Shares	U.S. $ Value
Total Short-Term Municipal Notes (cost $9,160,000)		$9,160,000

Total Municipal Obligations (cost $1,082,640,513)		1,140,278,567

INVESTMENT COMPANIES - 1.8%
Funds and Investment Trusts - 1.8%
AllianceBernstein Pooling Portfolios - Multi-Asset Real Return Portfolio	3,174,216	27,425,226
iShares MSCI Emerging Markets Index Fund	637,910	28,291,309

Total Investment Companies (cost $54,872,402)		55,716,535

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index
Expiration: Jan 2013, Exercise Price: $ 1,350.00 (e)(f)	978	405,870
S&P 500 Index
Expiration: Feb 2013, Exercise Price: $ 1,370.00 (e)(f)	984	1,485,840

Total Options Purchased (cost $2,809,832)		1,891,710

	Principal Amount (000)
CORPORATE - INVESTMENT GRADES - 2.8%
Financial Institutions - 1.7%
Banking - 1.7%
Bank of America Corp.
7.375%, 5/15/14	$5,665	6,134,328
Capital One Financial Corp.
2.125%, 7/15/14	2,790	2,840,167
Citigroup, Inc.
2.65%, 3/02/15	5,500	5,663,713
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	2,627	2,832,269
6.00%, 5/01/14	3,700	3,937,718
JPMorgan Chase & Co.
1.875%, 3/20/15	6,360	6,474,346

		27,882,541

Industrial - 1.1%
Communications - Telecommunications - 0.4%
AT&T, Inc.
5.10%, 9/15/14	5,377	5,775,968

	Principal Amount (000)	U.S. $ Value
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 2/01/14	$1,234	$1,295,384

		7,071,352

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	2,766	2,903,575
Ford Motor Credit Co. LLC
7.00%, 4/15/15	2,310	2,575,738

		5,479,313

Technology - 0.4%
Hewlett-Packard Co.
6.125%, 3/01/14	5,286	5,556,733

		18,107,398

Total Corporates - Investment Grades (cost $45,298,159)		45,989,939

	Shares
SHORT-TERM INVESTMENTS - 19.1%
Investment Companies - 19.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15% (g) (cost $307,501,686)	307,501,686	307,501,686

	Principal Amount (000)
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill
Zero Coupon, 3/21/13 (a) (cost $999,894)	$1,000	999,894

Total Short-Term Investments (cost $308,501,580)		308,501,580

Total Investments - 96.0% (cost $1,494,122,486) (h)		1,552,378,331
Other assets less liabilities - 4.0% (i)		64,855,977

Net Assets - 100.0%		$1,617,234,308

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	60	March 2013	$7,162,349	$7,190,225	$27,876
Euro Stoxx 50 Index Futures	883	March 2013	30,470,363	30,478,258	7,895
FTSE 100 Index Futures	401	March 2013	38,127,378	38,094,130	(33,248)
Hang Seng Index Futures	21	January 2013	3,082,448	3,071,624	(10,824)
MSCI Emerging Market Mini Futures	436	March 2013	22,712,474	23,402,300	689,826
Russell 2000 Mini Index Futures	114	March 2013	9,413,192	9,651,240	238,048
S&P 500 E Mini Index Futures	5,921	March 2013	421,842,394	420,420,605	(1,421,789)
S&P Mid Cap 400 E Mini Index Futures	77	March 2013	7,770,095	7,839,370	69,275
S&P TSE 60 Index Futures	39	March 2013	5,524,658	5,578,486	53,828
Topix Index Futures	365	March 2013	33,117,825	36,295,666	3,177,841
Sold Contracts
U.S. T-Bond 30 Yr Futures	294	March 2013	43,885,897	43,365,000	520,897
U.S. T-Note 10 Yr Futures	847	March 2013	112,603,299	112,465,719	137,580
U.S. T-Note 2 Yr Futures	89	March 2013	19,614,942	19,621,719	(6,777)
U.S. T-Note 5 Yr Futures	1,143	March 2013	142,301,580	142,205,274	96,306

					$3,546,734

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	1,241	USD	1,361	2/15/13	$2,580
Barclays Bank PLC Wholselale	USD	5,885	CHF	5,558	2/15/13	196,829
Barclays Bank PLC Wholselale	USD	1,806	JPY	152,766	2/15/13	(41,988)
Citibank, NA	EUR	1,643	USD	2,146	2/15/13	(23,297)
Credit Suisse London Branch (GFX)	USD	5,718	AUD	5,532	2/15/13	8,342
Credit Suisse London Branch (GFX)	USD	13,665	GBP	8,553	2/15/13	227,262
Deutsche Bank AG London	GBP	2,308	USD	3,747	2/15/13	(1,472)
Deutsche Bank AG London	JPY	242,279	USD	2,886	2/15/13	88,926
Goldman Sachs Capital Markets LP	CAD	2,485	USD	2,519	2/15/13	23,423
Morgan Stanley and Co. Inc	EUR	2,030	USD	2,687	2/15/13	6,268
Royal Bank of Canada	USD	7,832	CAD	7,814	2/15/13	17,009
Royal Bank of Scotland PLC	USD	11,996	JPY	957,018	2/15/13	(946,242)
State Street Bank & Trust Co.	JPY	289,132	USD	3,439	2/15/13	100,146
State Street Bank & Trust Co.	USD	15,822	EUR	12,405	2/15/13	557,982
UBS AG	AUD	2,126	USD	2,228	2/15/13	27,557

						$243,325

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (f) (premium received $1,229,975)	470	$1,550.00	September 2013	$(1,128,000)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (f) (premium received $236,646)	978	$1,250.00	January 2013	$(92,910)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
ITRAXX-XOVERS18V 1-5 Year Index, 12/20/17*	5.00%	4.83%	EUR	10,370	$118,545	$266,219	$(147,674)
BNP Paribas:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		$15,294	111,519	227,778	(116,259)
BNP Paribas:
ITRAXX-XOVERS18V 1-5 Year Index, 12/20/17	5.00	4.83	EUR	10,370	118,545	312,957	(194,412)
Citibank, NA:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		$8,708	63,496	170,223	(106,727)
Deutsche Bank AG:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		10,196	74,346	195,889	(121,543)
Goldman Sachs International:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00	4.86		10,196	74,346	196,132	(121,786)
Goldman Sachs International:
CDX-NAHY 19 5 Year Index, 12/20/17*	5.00%	4.86%		10,196	74,346	199,306	(124,960)

					$635,143	$1,568,504	$(933,361)

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Gross Ex USA USD	163,959	0.34%	$26,033	5/15/13	Deutsche Bank AG	$2,254,383
Receive	MSCI Daily TR Gross Ex USA USD	77,432	0.62%	34,272	1/15/14	JPMorgan Chase Bank, NA	340,966

							$2,595,349

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,677,383.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the market value of this security amounted to $1,864,780 or 0.1% of net assets.
(c)	Variable rate coupon, rate shown as of December 31, 2012.
(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	Non-income producing security.
(f)	One contract relates to 100 shares.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $60,638,755 and gross unrealized depreciation of investments was $(2,382,910), resulting in net unrealized appreciation of $58,255,845.
(i)	An amount of U.S. $30,498,003 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

As of December 31, 2012, the Fund held 7.7% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
USD		United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFA	-	Public Finance Authority
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
SD	-	School District
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay B Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,124,512,734		$6,605,833		$1,131,118,567
Short-Term Municipal Notes		– 0	–	9,160,000		– 0	–	9,160,000
Investment Companies		55,716,535		– 0	–	– 0	–	55,716,535
Options Purchased - Puts		– 0	–	1,891,710		– 0	–	1,891,710
Corporates - Investment Grades		– 0	–	45,989,939		– 0	–	45,989,939
Short-Term Investments:
Investment Companies		307,501,686		– 0	–	– 0	–	307,501,686
U.S. Treasury Bills		– 0	–	999,894		– 0	–	999,894

Total Investments in Securities		363,218,221		1,182,554,277		6,605,833		1,552,378,331
Other Financial Instruments* :
Assets:
Futures Contracts		1,813,655		3,205,717		– 0	–	5,019,372
Forward Currency Exchange Contracts		– 0	–	1,256,324		– 0	–	1,256,324
Total Return Swap Contracts		– 0	–	2,595,349		– 0	–	2,595,349
Liabilities:
Futures Contracts		(1,428,566)		(44,072)		– 0	–	(1,472,638)
Forward Currency Exchange Contracts		– 0	–	(1,012,999)		– 0	–	(1,012,999)
Call Options Written		– 0	–	(1,128,000)		– 0	–	(1,128,000)
Put Options Written		– 0	–	(92,910)		– 0	–	(92,910)
Credit Default Swap Contracts		– 0	–	(933,361)		– 0	–	(933,361)

Total^		$363,603,310		$1,186,400,325		$6,605,833		$1,556,609,468

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/12	$7,332,514		$7,332,514
Accrued discounts/(premiums)	3,449		3,449
Realized gain (loss)	10,837		10,837
Change in unrealized appreciation/depreciation	(10,967)		(10,967)
Purchases	– 0	–	– 0	–
Sales	(730,000)		(730,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$6,605,833		$6,605,833

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(10,967)		$(10,967)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 64.5%
Long-Term Municipal Bonds - 63.5%
California - 51.2%
Bay Area Toll Auth CA
5.00%, 4/01/24	$6,500	$7,965,555
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	4,680	4,753,382
Series 2010L
5.00%, 5/01/17	5,410	6,346,255
Series 2010M
5.00%, 5/01/15	1,815	2,003,107
Series 2011N
5.00%, 5/01/13	4,920	4,997,146
California DOT Fed Hwy Grant
NPFGC-RE Series A
5.00%, 2/01/14	1,300	1,365,819
California Econ Recovery (California Econ Rec Spl Tax)
5.25%, 7/01/13	1,670	1,711,166
Series 2009 A
5.00%, 7/01/17	2,115	2,496,906
Series A
5.00%, 7/01/20	2,600	3,160,898
AGM Series 2004A
5.25%, 7/01/13	1,930	1,977,574
NPFGC Series A
5.25%, 7/01/13	2,695	2,761,432
California GO
Series 2011A
5.00%, 10/01/20	1,500	1,845,375
NPFGC-RE
5.00%, 11/01/23	3,200	3,706,432
California Hlth Fac Fin Auth (Cedars-Sinai Med Ctr)
3.00%, 8/15/13	1,810	1,838,363
California Infra & Eco Dev Bk (Broad Collection)
Series 2011A
5.00%, 6/01/21	3,000	3,783,300
California Infra & Eco Dev Bk (Workers Comp Spl Assmt)
AMBAC
5.25%, 10/01/13	6,220	6,446,968
California Mun Fin Auth (UTS BioEnergy LLC)
Series 2011A-2
3.95%, 12/01/15(a)	945	960,829
California Pub Wks Brd (Univ of California Lease)
5.00%, 12/01/23	3,215	3,936,671
Series 2010C1
5.00%, 3/01/21	1,500	1,825,500
California State Univ
Series 2011A
5.25%, 11/01/26	2,035	2,448,838
California Statewide CDA (California General Fund Obl)

	Principal Amount (000)	U.S. $ Value
Series 2009
5.00%, 6/15/13	$3,925	$4,008,092
California Statewide CDA (Odd Fellows Home)
Series 2012A
5.00%, 4/01/21	1,000	1,168,890
Chino Basin CA Reg Fin Auth (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,908,370
Contra Costa CA Wtr Dist
Series 2011P
4.00%, 10/01/13	3,715	3,818,983
Golden St Tobacco Sec CA
5.625%, 6/01/13 (Pre-refunded/ETM)	1,005	1,027,070
6.25%, 6/01/13 (Pre-refunded/ETM)	5,790	5,930,697
Series B
5.50%, 6/01/43 (Pre-refunded/ETM)	2,125	2,170,581
Livermore-Amador Vy Wtr CA
5.00%, 8/01/14	2,910	3,108,491
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
5.00%, 11/01/22	1,460	1,742,291
Long Beach CA Harbor
Series B
5.00%, 5/15/22	2,000	2,418,020
NPFGC-RE Series 1998A
6.00%, 5/15/18	3,305	4,068,686
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010A
5.00%, 5/15/25	1,500	1,770,645
Series 2010D
5.25%, 5/15/28	4,145	4,907,183
Los Angeles CA Harbor Dept
5.00%, 8/01/19	1,500	1,810,830
Los Angeles CA Lease Judgement Bds
Series 2010A
5.00%, 6/01/13	2,000	2,036,900
Los Angeles CA USD COP
5.00%, 12/01/13	3,205	3,332,847
AMBAC Series 2007A
5.00%, 10/01/16	105	117,995
Los Angeles CA USD GO
Series 2010KRY
5.25%, 7/01/25	160	191,702
Series 2011A-1
4.00%, 7/01/14	3,090	3,258,590
AGM
5.00%, 7/01/13 (Pre-refunded/ETM)	3,500	3,581,830
AGM Series A
5.25%, 7/01/13 (Pre-refunded/ETM)	1,100	1,127,060
Los Angeles Cnty CA Met Sales Tax (Los Angeles Cnty CA MTA Sales Tax)
Series 2011A
4.00%, 7/01/13	1,485	1,512,562
Los Angeles Cnty CA Met Trnsp Auth (Los Angeles Cnty CA MTA Sales Tax)
Series 2012B

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/24	$7,400	$9,102,074
Orange Cnty CA Santn COP
Series 2011A
3.00%, 8/01/13	2,050	2,082,841
4.00%, 8/01/14	3,095	3,273,272
Port of Oakland CA
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,440,934
NPFGC Series 2007A
5.00%, 11/01/13	1,815	1,881,846
Sacramento CA USD GO
5.00%, 7/01/25	2,380	2,713,438
San Diego CA Pub Fac Fin Auth (San Diego CA Swr)
5.00%, 5/15/21-5/15/22	7,310	8,765,718
San Diego Cnty CA Wtr Auth
5.00%, 5/01/24	3,250	3,971,890
Series 2011A
5.00%, 5/01/25	1,610	1,958,001
San Francisco CA Bay Area Rapid Transit (San Francisco City/Cnty CA Sales Tax)
5.00%, 7/01/27(b)	2,000	2,366,640
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
4.00%, 5/01/13	3,000	3,033,930
5.00%, 5/01/27	1,270	1,505,877
Series 2009C-2
5.00%, 5/01/25	500	575,215
Series 2011B
4.00%, 5/01/13	1,660	1,679,605
Series 2011G
5.00%, 5/01/24	2,470	2,947,797
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	675	815,596
San Francisco City/Cnty CA Pub Util Wtr
Series 2011A
5.00%, 11/01/24	5,385	6,636,851
AGM Series 2006A
5.00%, 11/01/13	3,245	3,371,944
South Placer CA Wstwtr Auth
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	10,458,855
Southern CA Pub Pwr Auth
4.00%, 7/01/13	3,285	3,345,313
5.00%, 7/01/13	2,515	2,573,524
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&p Pwr)
5.00%, 7/01/23	5,190	6,252,237
Univ of California
5.00%, 5/15/18	2,555	3,080,001
Upper Santa Clara Vy CA Jt Pwr
Series 2011A
5.00%, 8/01/25	1,790	2,150,255
Vista CA USD GO
5.00%, 8/01/23-8/01/25	4,240	5,191,820

		225,525,305

	Principal Amount (000)	U.S. $ Value
Colorado - 0.3%
Regional Trnsp Dist CO (Denver Transit Partners)
5.00%, 7/15/22	$1,150	$1,316,497

Florida - 1.8%
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	3,080	3,196,430
Series 2011A-1
5.00%, 6/01/19	2,035	2,383,087
Florida Brd of Ed Lottery
Series 2010 C
5.00%, 7/01/17	150	175,425
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,500	1,702,065
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(c)	445	467,508

		7,924,515

Georgia - 1.0%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	4,500	4,514,445

Illinois - 1.9%
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2011B
5.00%, 1/01/19	4,390	5,154,562
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	325	325,319
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	550	565,185
Illinois Finance Auth (Park Place of Elmhurst)
6.25%, 8/15/15	505	506,237
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	395	395,952
Illinois GO
5.00%, 8/01/15	1,000	1,095,260
Series 2010
5.00%, 1/01/18	160	183,514

		8,226,029

Massachusetts - 2.2%
Massachusetts GO
Series 2011A
5.00%, 4/01/25	8,090	9,884,119

New Jersey - 1.5%
New Jersey EDA (New Jersey Cigarette Tax)

	Principal Amount (000)	U.S. $ Value
5.00%, 6/15/16	$2,700	$2,999,943
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	2,735	3,460,568

		6,460,511

Puerto Rico - 2.6%
Puerto Rico Elec Pwr Auth
Series 2007V V
5.50%, 7/01/20	1,150	1,238,343
Series 2010AAA
5.25%, 7/01/21	2,400	2,514,936
Series 2010ZZ
5.25%, 7/01/22	1,215	1,258,339
Puerto Rico GO
NPFGC
6.00%, 7/01/14	1,000	1,046,880
6.50%, 7/01/15	2,860	3,091,431
Puerto Rico IND Tour Ed Med Envrn Auth (Inter American Univ of Puerto Rico)
5.00%, 10/01/19	1,000	1,097,520
Puerto Rico Sales Tax Fin Corp.
Series 2009A
5.50%, 8/01/23	1,030	1,143,002

		11,390,451

Texas - 0.4%
Texas Trnsp Comm
Series 2009
2.75%, 8/15/42 (Pre-refunded/ETM)(d)	2,010	2,015,809

Washington - 0.6%
Port of Seattle WA
5.00%, 2/01/18	2,405	2,781,695

Total Long-Term Municipal Bonds (cost $265,908,548)		280,039,376

Short-Term Municipal Notes - 1.0%
California - 1.0%
California Mun Fin Auth (Chevron USA, Inc.)
Series 2010B
0.05%, 11/01/35(e) (cost $4,500,000)	4,500	4,500,000

Total Municipal Obligations (cost $270,408,548)		284,539,376

	Shares
INVESTMENT COMPANIES - 3.2%
Funds and Investment Trusts - 3.2%
iShares MSCI Emerging Markets Index Fund	146,750	6,508,363
AllianceBernstein Pooling Portfolios – Multi-Asset Real Return Portfolio	849,013	7,335,470

		U.S. $ Value
Total Investment Companies (cost $13,646,078)		$13,843,833

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 3.1%
Financial Institutions - 1.7%
Banking - 1.4%
Capital One Financial Corp.
2.125%, 7/15/14	662	673,903
Citigroup, Inc.
5.50%, 4/11/13	1,432	1,446,754
Goldman Sachs Group, Inc. (The)
5.15%, 1/15/14	1,408	1,468,412
JPMorgan Chase & Co.
1.875%, 3/20/15	1,000	1,017,979
Merrill Lynch & Co., Inc.
5.45%, 2/05/13	1,439	1,445,247

		6,052,295

Finance - 0.3%
General Electric Capital Corp.
2.15%, 1/09/15	1,485	1,525,295

		7,577,590

Industrial - 1.2%
Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	824	864,984
Ford Motor Credit Co. LLC
7.00%, 4/15/15	677	754,881

		1,619,865

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	760	767,420

Technology - 0.7%
International Business Machines Corp.
0.55%, 2/06/15	1,515	1,515,282
Hewlett-Packard Co.
6.125%, 3/01/14	1,372	1,442,269

		2,957,551

		5,344,836

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	700	732,203

Total Corporates - Investment Grades (cost $13,494,206)		13,654,629

	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index Expiration: Jan 2013, Exercise Price: $1,350.00 (f) (g)	253	$104,995
S&P 500 Index Expiration: Feb 2013, Exercise Price: $1,370.00 (f) (g)	257	388,070

Total Options Purchased (cost $731,235)		493,065

	Shares
SHORT-TERM INVESTMENTS - 25.2%
Investment Companies - 25.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.15%(h) (cost $111,039,463)	111,039,463	111,039,463
Total Investments - 96.1% (cost $409,319,530)(i)		423,570,366
Other assets less liabilities - 3.9%(j)		17,161,025

Net Assets - 100.0%		$440,731,391

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	23	March 2013	$2,745,567	$2,756,253	$10,686
Euro Stoxx 50 Index Futures	286	March 2013	9,869,223	9,871,780	2,557
FTSE 100 Index Futures	104	March 2013	9,888,397	9,879,774	(8,623)
Hang Seng Index Futures	8	January 2013	1,174,266	1,170,142	(4,124)
MSCI Emerging Market Mini Futures	126	March 2013	6,563,696	6,763,050	199,354
Russell 2000 Mini Index Futures	30	March 2013	2,477,156	2,539,800	62,644
S&P 500 E Mini Index Futures	1,569	March 2013	111,836,225	111,406,845	(429,380)
S&P Mid Cap 400 E Mini Index Futures	19	March 2013	1,917,296	1,934,390	17,094
S&P TSE 60 Index Futures	10	March 2013	1,416,579	1,430,381	13,802
Topix Index Futures	93	March 2013	8,438,241	9,247,937	809,696
Sold Contracts
U.S. T-Bond 30 Yr Futures	64	March 2013	9,553,393	9,440,000	113,393
U.S. T-Note 10 Yr Futures	204	March 2013	27,142,898	27,087,375	55,523
U.S. T-Note 2 Yr Futures	38	March 2013	8,374,919	8,377,813	(2,894)
U.S. T-Note 5 Yr Futures	261	March 2013	32,494,062	32,472,071	21,991

					$861,719

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	USD	1,482	CHF	1,400	2/15/13	$49,579
Barclays Bank PLC Wholesale	USD	457	JPY	38,630	2/15/13	(10,617)
Credit Suisse London Branch (GFX)	USD	1,430	AUD	1,383	2/15/13	2,086
Credit Suisse London Branch (GFX)	USD	3,884	GBP	2,431	2/15/13	64,594
Deutsche Bank AG London	GBP	358	USD	581	2/15/13	(228)
Deutsche Bank AG London	JPY	48,856	USD	582	2/15/13	17,932
Goldman Sachs Capital Markets LP	CAD	495	USD	502	2/15/13	4,666
Goldman Sachs Capital Markets LP	GBP	357	USD	574	2/15/13	(5,602)
Morgan Stanley and Co., Inc.	EUR	502	USD	664	2/15/13	1,550
Royal Bank of Canada	USD	1,967	CAD	1,963	2/15/13	4,273
Royal Bank of Scotland PLC	USD	3,091	JPY	246,567	2/15/13	(243,791)
State Street Bank & Trust Co.	JPY	73,768	USD	877	2/15/13	25,551
State Street Bank & Trust Co.	USD	3,752	EUR	2,942	2/15/13	132,332
UBS AG	AUD	446	USD	467	2/15/13	5,781
						$48,106

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (g) (premium received $319,270)	122	$1,550.00	September 2013	$(292,800)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (g) (premium received $61,218)	253	$1,250.00	January 2013	$(24,035)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC:
iTraxx-XOVERS18V1-5 Year Index, 12/20/17*	5.00%	4.83%	EUR	2,775	$31,723	$71,240	$(39,517)
BNP Paribas:
CDX-NAHYS19V1-5 Year Index, 12/20/17*	5.00	4.86		$4,096	29,867	61,003	(31,136)
BNP Paribas:
iTraxx-XOVERS18V1-5 Year Index, 12/20/17*	5.00	4.83	EUR	2,775	31,723	83,747	(52,024)
Citibank, NA:
CDX-NAHYS19V1-5 Year Index, 12/20/17*	5.00	4.86		$2,333	17,011	45,605	(28,594)
Deutsche Bank AG:
CDX-NAHYS19V1-5 Year Index, 12/20/17*	5.00	4.86		2,730	54,410	52,449	1,961
Goldman Sachs International:
CDX-NAHYS19V1-5 Year Index, 12/20/17*	5.00	4.86		2,730	19,906	52,514	(32,608)
Goldman Sachs International:
CDX-NAHYS19V1-5 Year Index, 12/20/17*	5.00	4.86		2,731	19,914	53,385	(33,471)

					$204,554	$419,943	$(215,389)

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Net Ex USA USD	40,112	0.34%	$6,369	5/15/13	Deutsche Bank AG	$551,527

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	MSCI Daily TR Gross Ex USA USD	1,805	0.51%	$702	8/15/13	Goldman Sachs International	$103,336
Receive	MSCI Daily TR Gross Ex USA USD	19,068	0.62%	8,440	1/15/14	JPMorgan Chase Bank, NA	83,965

							$738,828

(a)	When-Issued or delayed delivery security.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $615,326.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the market value of this security amounted to $467,508 or 0.1% of net assets.
(d)	Variable rate coupon, rate shown as of December 31, 2012.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	Non-income producing security.
(g)	One contract relates to 100 shares.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,587,787 and gross unrealized depreciation of investments was $(336,951), resulting in net unrealized appreciation of $14,250,836.
(j)	An amount of U.S. $8,196,868 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

As of December 31, 2012, the Fund held 8.8% of net assets in insured bonds (of this amount 12.1% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
DOT	-	Department of Transportation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
MTA	-	Metropolitan Transportation Authority
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
USD	-	Unified School District

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay C Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Local Governments - Municipal Bonds	$	– 0	–	$277,851,039		$2,188,337		$280,039,376
Short-Term Municipal Notes		– 0	–	4,500,000		– 0	–	4,500,000
Investment Companies		13,843,833		– 0	–	– 0	–	13,843,833
Corporates - Investment Grades		– 0	–	13,654,629		– 0	–	13,654,629
Options Purchased - Puts		– 0	–	493,065		– 0	–	493,065
Short-Term Investments		111,039,463		– 0	–	– 0	–	111,039,463

Total Investments in Securities		124,883,296		296,498,733		2,188,337		423,570,366
Other Financial Instruments* :
Assets:
Futures Contracts		486,358		820,382		– 0	–	1,306,740
Forward Currency Exchange Contracts		– 0	–	308,344		– 0	–	308,344

Investments in Securities:	Level 1		Level 2	Level 3		Total
Credit Default Swap Contracts	– 0	–	1,961	– 0	–	1,961
Total Return Swap Contracts	– 0	–	738,828	– 0	–	738,828
Liabilities:
Futures Contracts	(432,274)		(12,747)	– 0	–	(445,021)
Forward Currency Exchange Contracts	– 0	–	(260,238)	– 0	–	(260,238)
Call Options Written	– 0	–	(292,800)	– 0	–	(292,800)
Put Options Written	– 0	–	(24,035)	– 0	–	(24,035)
Credit Default Swap Contracts	– 0	–	(217,350)	– 0	–	(217,350)

Total^	$124,937,380		$297,561,078	$2,188,337		$424,686,795

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Local Governments- Municipal Bonds		Total
Balance as of 9/30/12	$2,398,477		$2,398,477
Accrued discounts/(premiums)	943		943
Realized gain (loss)	3,222		3,222
Change in unrealized appreciation/depreciation	(4,305)		(4,305)
Purchases	– 0	–	– 0	–
Sales	(210,000)		(210,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 12/31/12	$2,188,337		$2,188,337

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(4,305)		$(4,305)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

Portfolio of Investments

December 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 69.2%
Long-Term Municipal Bonds - 69.2%
New York - 53.1%
Albany Cnty NY Arpt Auth
AGM Series 2010A
5.00%, 12/15/22-12/15/23	$3,555	$4,113,781
Buffalo NY GO
Series 2011A
4.00%, 12/01/13	4,280	4,415,162
Hempstead Town NY GO
4.00%, 8/15/15	2,570	2,806,800
Long Island Pwr Auth NY
Series 2010A
5.00%, 5/01/15	2,780	3,038,262
NPFGC-RE Series 06A
5.00%, 12/01/19	1,335	1,493,451
Metropolitan Trnsp Auth NY
5.00%, 11/15/25	1,000	1,197,970
Series 2011C
5.00%, 11/15/25	6,505	7,705,368
Series B
5.00%, 11/15/15	130	145,035
Series B-1-REMK
5.00%, 11/15/15	1,400	1,561,910
AMBAC
5.50%, 11/15/16	1,730	2,022,162
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	12,081,097
Nassau Cnty NY GO
4.00%, 10/01/13	2,090	2,139,972
5.00%, 4/01/20	2,050	2,464,162
Nassau Cnty NY Interim Fin Auth (Nassau Cnty NY Sales Tax)
Series 2012A
5.00%, 11/15/16	9,035	10,483,401
New York NY GO
5.00%, 8/01/13-8/01/16	9,120	9,963,774
Series 2010B
5.00%, 8/01/19	1,275	1,561,454
Series 2010H-2
5.00%, 6/01/19	1,220	1,489,962
Series 2012I
5.00%, 8/01/16	2,430	2,787,113
AMBAC
5.00%, 8/01/15	2,860	3,177,946
New York NY IDA (Terminal One Group Assn)
5.50%, 1/01/14	1,070	1,118,920
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	8,070	9,761,633
Series FF
5.00%, 6/15/25	500	603,305
New York NY Trnsl Fin Auth
5.00%, 11/01/13-11/01/18	8,695	10,012,608
Series 2010I-2
5.00%, 11/01/19 (a)	2,000	2,486,200

	Principal Amount (000)	U.S. $ Value
Series 2011D-1
3.00%, 11/01/13	$1,500	$1,534,470
Series 2012B
5.00%, 11/01/24	5,765	7,166,817
New York St Dormitory Auth (Fordham Univ)
Series 2011B
5.00%, 7/01/41	5,000	5,669,850
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/18	645	751,367
New York St Dormitory Auth (New York NY Lease Mun Hlth Fac Proj)
Series 2010
5.00%, 1/15/13	3,150	3,154,568
New York St Dormitory Auth (New York St Lease Svc Contract)
5.00%, 7/01/13	2,205	2,256,884
Series 2009 A
5.00%, 7/01/24	3,440	3,990,366
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/14-3/15/18	7,805	8,901,692
Series 2012A
5.00%, 12/15/21-12/15/25	4,070	5,083,639
New York St Dormitory Auth (State Univ of New York)
Series 2012A
5.00%, 7/01/26	1,965	2,392,623
New York St Loc Gov Asst Corp.
5.00%, 4/01/13-4/01/16	5,910	6,471,329
Series 2011A
5.00%, 4/01/14	2,000	2,116,660
New York St Thruway Auth (New York St Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,447,835
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	3,335	3,365,582
5.00%, 4/01/23	1,590	1,929,195
AGM Series 5B
5.00%, 4/01/14	3,910	4,137,562
AMBAC Series 2005B
5.50%, 4/01/20	2,400	3,048,840
New York St UDC (New York St Pers Income Tax)
Series 2011A
5.00%, 3/15/15	3,000	3,294,600
Port Authority of NY & NJ
Series 2012
4.00%, 12/01/14	2,175	2,319,833
NPFGC-RE
5.00%, 12/01/13	3,100	3,228,588
XLCA
5.00%, 10/01/19	1,000	1,112,000

	Principal Amount (000)	U.S. $ Value
Schenectady Cnty NY Cap Res (Ellis Hospital)
1.75%, 2/15/18	$2,000	$2,010,740
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
5.00%, 6/01/14	3,250	3,459,267
Triborough Brdg & Tunl Auth NY
NPFGC
5.50%, 11/15/20	5,200	6,587,360
Troy Res Corp. (Rensselaer Polytechnic Institute.)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,838,054
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/13	1,520	1,573,018

		191,474,187

Arizona - 0.8%
Phoenix AZ Civic Impt Corp. (Phoenix AZ Civic Impt Airport)
5.00%, 7/01/22	2,575	3,054,851

California - 0.7%
California Statewide CDA (California General Fund Obl)
4.00%, 6/15/13	2,300	2,338,410
Series 2009
5.00%, 6/15/13	100	102,117

		2,440,527

Colorado - 1.5%
Denver CO City & Cnty Arpt (Denver Intl Airport)
5.75%, 11/15/20	3,150	4,018,676
Regional Trnsp Dist Co. (Denver Transit Partners)
5.375%, 7/15/25	1,100	1,264,527

		5,283,203

District of Columbia - 0.7%
Metro Washington Arpt Auth VA
5.00%, 10/01/21	2,100	2,486,841

Florida - 3.1%
Broward Cnty FL Sch Brd COP
5.00%, 7/01/18	3,500	4,109,140
Citizens Ppty Ins Corp. FL
Series 2010A
5.00%, 6/01/13-6/01/16	2,155	2,312,101
Florida Brd of Ed Lottery
Series 2010C
5.00%, 7/01/18	170	203,633
Florida Hurricane Catastr Fd Fin Corp.
Series 2010A
5.00%, 7/01/16	1,885	2,138,928
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)

	Principal Amount (000)	U.S. $ Value
AGM Series 2010A
5.00%, 10/01/17	$1,710	$1,942,577
Seminole Tribe of FL (Seminole Tribe of FL Gaming)
5.125%, 10/01/17(b)	400	420,232

		11,126,611

Georgia - 1.0%
Appling Cnty Dev Auth GA (Oglethorpe Power Corp.)
2.50%, 1/01/38	3,600	3,611,556

Illinois - 1.6%
Illinois Finance Auth (Greenfields of Geneva)
Series 2010C
6.25%, 2/15/16	285	285,279
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/18	475	488,115
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	355	355,855
Illinois GO
5.00%, 8/01/15	2,320	2,541,003
Series 2010
5.00%, 1/01/18	160	183,514
Illinois Sales Tax
Series 2010
5.00%, 6/15/20	1,685	2,083,031

		5,936,797

New Jersey - 0.9%
New Jersey Turnpike Auth (New Jersey Turnpike)
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,232,816

Pennsylvania - 1.3%
Philadelphia PA Parking Auth (Philadelphia Airport Parking)
5.25%, 9/01/23	200	227,498
Pittsburgh-Allegheny PA Sprts-Exhib Auth (Pittsburgh-Allegheny Cnty PA Hotel Tax) AGM
5.00%, 2/01/24	4,000	4,617,480

		4,844,978

Puerto Rico - 2.2%
Puerto Rico Elec Pwr Auth
5.50%, 7/01/18	1,350	1,462,091
Series 2003NN
5.50%, 7/01/20	1,660	1,787,521
Series 2010ZZ
5.25%, 7/01/22	705	730,147
Puerto Rico GO
NPFGC
5.50%, 7/01/16	1,945	2,056,721

	Principal Amount (000)	U.S. $ Value
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
5.75%, 7/01/20	$1,715	$1,845,529
XLCA
5.25%, 7/01/13	100	101,301

		7,983,310

Tennessee - 1.0%
Memphis Shelby Cnty Arpt Auth TN (Memphis Intl Airport)
4.00%, 7/01/13	3,595	3,649,536

Texas - 0.5%
Texas Trnsp Comm
Series 2009
2.75%, 2/15/13 (Pre-refunded/ETM)(c)	1,875	1,880,419

Washington - 0.8%
Port of Seattle WA
5.00%, 2/01/21	2,300	2,701,511

Total Municipal Obligations (cost $239,120,502)		249,707,143

	Shares
INVESTMENT COMPANIES - 3.4%
Funds and Investments Trust - 3.4%
iShares MSCI Emerging Markets Index Fund	140,550	6,233,393
AllianceBernstein Pooling Portfolios- Multi-Asset Real Return Portfolio	701,510	6,061,045

Total Investment Companies (cost $12,108,387)		12,294,438

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 2.5%
Financial Institutions - 1.8%
Banking - 1.5%
Bank of America Corp.
1.50%, 10/09/15	$1,406	1,413,189
Capital One Financial Corp.
2.125%, 7/15/14	620	631,148
Citigroup, Inc.
2.65%, 3/02/15	1,212	1,248,077
Goldman Sachs Group, Inc. (The)
5.50%, 11/15/14	584	629,633
JPMorgan Chase & Co.
1.875%, 3/20/15	1,275	1,297,923

		5,219,970

Finance - 0.3%
General Electric Capital Corp.
5.90%, 5/13/14	1,150	1,232,472

		6,452,442

	Principal Amount (000)	U.S. $ Value
Industrial - 0.5%
Consumer Cyclical - Automotive - 0.1%
Daimler Finance North America LLC
6.50%, 11/15/13	$610	$640,340

Consumer Cyclical - Entertainment - 0.2%
Viacom, Inc.
1.25%, 2/27/15	640	646,249

Consumer Non-Cyclical - 0.2%
Watson Pharmaceuticals, Inc.
1.875%, 10/01/17	665	673,744

		1,960,333

Utility - 0.2%
Electric - 0.2%
Exelon Generation Co. LLC
5.35%, 1/15/14	587	614,004

Total Corporates - Investment Grades (cost $8,901,039)		9,026,779

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
S&P 500 Index
Expiration: Jan 2013, Exercise Price: $1,350.00 (d)(e)	218	90,470
S&P 500 Index
Expiration: Feb 2013, Exercise Price: $1,370.00 (d)(e)	219	330,690

Total Options Purchased (cost $625,727)		421,160

	Shares
SHORT-TERM INVESTMENTS - 20.5%
Investment Companies - 20.2%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.15% (f) (cost $72,695,962)	72,695,962	72,695,962

	Principal Amount (000)
U.S. Treasury Bill - 0.3%
U.S. Treasury Bill
Zero Coupon, 3/28/13 (a) (cost $999,866)	$1,000	999,866

Total Short-Term Investments (cost $73,695,828)		73,695,828

U.S. $ Value
Total Investments - 95.7% (cost $334,451,483)(g)	$345,145,348
Other assets less liabilities - 4.3%(h)	15,485,291

Net Assets - 100.0%	$360,630,639

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
ASX SPI 200 Index Futures	13	March 2013	$1,551,842	$1,557,882	$6,040
Euro Stoxx 50 Index Futures	193	March 2013	6,660,000	6,661,726	1,726
FTSE 100 Index Futures	88	March 2013	8,367,105	8,359,809	(7,296)
Hang Seng Index Futures	5	January 2013	733,916	731,339	(2,577)
MSCI Emerging Market Mini Futures	95	March 2013	4,948,819	5,099,125	150,306
Russell 2000 Mini Index Futures	24	March 2013	1,981,725	2,031,840	50,115
S&P 500 E Mini Index Futures	1,306	March 2013	93,046,852	92,732,530	(314,322)
S&P Mid Cap 400 E Mini Index Futures	17	March 2013	1,715,476	1,730,770	15,294
S&P TSE 60 Index Futures	9	March 2013	1,274,921	1,287,343	12,422
Topix Index Futures	80	March 2013	7,258,701	7,955,214	696,513
Sold Contracts
U.S. T-Bond 30 Yr Futures	62	March 2013	9,254,849	9,145,000	109,849
U.S. T-Note 2 Yr Futures	20	March 2013	4,407,852	4,409,375	(1,523)
U.S. T-Note 5 Yr Futures	233	March 2013	29,008,109	28,988,477	19,632
U.S. T-Note 10 Yr Futures	200	March 2013	26,583,859	26,556,250	27,609

					$763,788

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America NA	CHF	310	USD	340	2/15/13	$645
Barclays Bank PLC Wholesale	USD	1,319	CHF	1,246	2/15/13	44,125
Barclays Bank PLC Wholesale	USD	390	JPY	32,974	2/15/13	(9,063)
Citibank NA	EUR	286	USD	374	2/15/13	(4,055)
Credit Suisse London Branch (GFX)	USD	1,272	AUD	1,231	2/15/13	1,856
Credit Suisse London Branch (GFX)	USD	2,986	GBP	1,869	2/15/13	49,661
Deutsche Bank AG London	GBP	536	USD	870	2/15/13	(342)
Deutsche Bank AG London	JPY	50,642	USD	603	2/15/13	18,588

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets LP	CAD	582	USD	590	2/15/13	$5,486
Morgan Stanley & Co. Inc.	EUR	490	USD	649	2/15/13	1,513
Royal Bank of Canada	USD	1,732	CAD	1,728	2/15/13	3,761
Royal Bank of Scotland PLC	USD	2,559	JPY	204,161	2/15/13	(201,862)
State Street Bank & Trust Co.	JPY	64,080	USD	762	2/15/13	22,195
State Street Bank & Trust Co.	USD	3,384	EUR	2,653	2/15/13	119,333
UBS AG	AUD	513	USD	538	2/15/13	6,650

						$58,491

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e) (premium received $274,782)	105	$1,550.00	September 2013	$(252,000)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (e) (premium received $52,749)	218	$1,250.00	January 2013	$(20,710)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC.:
ITRAXX-XOVERS18V1-5 Year Index, 12/20/17*	5.00%	4.83%	EUR	2,295	$26,235	$58,918	$(32,683)
BNP Paribas:
ITRAXX-XOVERS18V1-5 Year Index, 12/20/17*	5.00	4.83		2,295	26,235	69,261	(43,026)
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		$3,382	24,660	50,369	(25,709)
Citibank, NA:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86		1,923	14,022	37,592	(23,570)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00%	4.86%	$2,255	$16,443	$43,325	$(26,882)
Goldman Sachs International:
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86	2,255	16,443	44,080	(27,637)
CDX-NAHY19V1-5 Year Index, 12/20/17*	5.00	4.86	2,255	16,443	43,378	(26,935)

				$140,481	$346,923	$(206,442)

*	Termination date

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	MSCI Daily TR Gross Ex USA USD	35,393	0.34%	$5,620	5/15/13	Deutsche Bank AG	$486,642
Receive	MSCI Daily TR Gross Ex USA USD	62	0.51%	24	8/15/13	Goldman Sachs International	3,550
Receive	MSCI Daily TR Gross Ex USA USD	18,139	0.62%	8,028	1/15/14	JPMorgan Chase Bank, NA	79,874

							$570,066

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $441,569.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, the market value of this security amounted to $420,232 or 0.1% of net assets.
(c)	Variable rate coupon, rate shown as of December 31, 2012.
(d)	Non-income producing security.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of December 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,145,155 and gross unrealized depreciation of investments was $(451,290), resulting in net unrealized appreciation of $10,693,865.
(h)	An amount of U.S. $6,712,219 has been segregated to collateralize margin requirements for the open futures contracts at December 31, 2012.

As of December 31, 2012, the Fund held 11.3% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDX-NAHY	-	North American High Yield Credit Default Swap Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
UDC	-	Urban Development Corporation
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc. - Tax-Aware Overlay N Portfolio

December 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset (including those valued based on their market values) or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rates, coupon rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$249,066,009		$641,134		$249,707,143
Investment Companies		12,294,438		– 0	–	– 0	–	12,294,438
Corporates - Investment Grades		– 0	–	9,026,779		– 0	–	9,026,779
Options Purchased - Puts		– 0	–	421,160		– 0	–	421,160
Short-Term Investments:
Investment Companies		72,695,962				– 0	–	72,695,962
U.S. Treasury Bill				999,866		– 0	–	999,866

Total Investments in Securities		84,990,400		259,513,814		641,134		345,145,348
Other Financial Instruments* :
Assets:
Futures Contracts		386,953		702,553		– 0	–	1,089,506
Forward Currency Exchange Contracts		– 0	–	273,813		– 0	–	273,813
Total Return Swap Contracts		– 0	–	570,066		– 0	–	570,066
Liabilities:
Futures Contracts		(315,845)		(9,873)		– 0	–	(325,718)
Forward Currency Exchange Contracts		– 0	–	(215,322)		– 0	–	(215,322)
Call Options Written		– 0	–	(252,000)		– 0	–	(252,000)
Put Options Written		– 0	–	(20,710)		– 0	–	(20,710)
Credit Default Swap Contracts		– 0	–	(206,442)		– 0	–	(206,442)

Total^		$85,061,508		$260,355,899		$641,134		$346,058,541

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 9/30/12	$821,253	$821,253

Accrued discounts/(premiums)	475	475
Realized gain (loss)	2,734	2,734
Change in unrealized appreciation/depreciation	(3,328)	(3,328)
Purchases	—	—
Sales	(180,000)	(180,000)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/12	$641,134	$641,134

Net change in unrealized appreciation/depreciation from Investments held as of 12/31/12	$(3,328)	$(3,328)

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable comfort over the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dianne F. Lob
Dianne F. Lob
President

Date:	February 25, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 25, 2013